As Filed with the Securities and Exchange Commission on April 17, 2003
                                         File Nos. 033-79170;  811-8524
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 15                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                        [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                                     PART A

                                EXPLANATORY NOTE
================================================================================
This Registration Statement contains two Prospectuses reflecting differences in the investment options available under the Contracts.
================================================================================

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT
--------------------------------------------------------------------------------

                                                                     MAY 1, 2003

     This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

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The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT, L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio (Class S) (1) ING Capital Guardian Managed Global Portfolio (Class S) (1) ING
  Capital Guardian Small Cap Portfolio (Class S) (1)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Worldwide Growth Portfolio (Service Class)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class S) (1)
  Jennison Portfolio (Class II) (2)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY  ING  MFS  Mid  Cap  Growth
  Portfolio (Class S) (1) ING MFS Research Portfolio (Class S) (1) ING MFS Total Return Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation  Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio (Class S) (1)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.
(2) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms.....................  1
Fees and Expenses..........................  2
Condensed Financial Information............
  Accumulation Unit........................
  The Net Investment Factor................
  Performance Information..................
  Financial Statements.....................
Equitable Life Insurance Company of Iowa...
Equitable of Iowa Separate Account A.......
The Trusts and Funds.......................
Charges and Fees...........................
  Charges Deducted from the Contract Value.
      Surrender Charge.....................
      Free Withdrawal Amount...............
      Surrender Charge for Excess Withdrawals
      Premium Taxes........................
      Administrative Charge................
      Transfer Charge......................
  Charges Deducted from the Subaccounts....
      Mortality and Expense Risk Charge....
      Asset-Based Administrative Charge....
  Trust and Fund Expenses..................
The Annuity Contract.......................
  Contract Date and Contract Year .........
  Annuity Start Date.......................
  Contract Owner...........................
  Annuitant................................
  Beneficiary..............................
  Purchase and Availability of the Contract
  Crediting of Premium Payments............
  Administrative Procedures................
  Contract Value...........................
  Cash Surrender Value.....................
  Surrendering to Receive the Cash Surrender
      Value................................
  The Subaccounts..........................
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes........

   Withdrawals.............................
   Death Benefit...........................
     Death Benefit During the Accumulation
       Period..............................
         Death Proceeds....................
         Death of Annuitant................
         Death of Owner....................
         Trust Beneficiary.................
         Required Distributions upon Contract
            Owner's Death..................
   The Annuity Options.....................
   Other Contract Provisions...............
   Other Information.......................
   Federal Tax Considerations..............
   Statement of Additional Information
     Table of Contents.....................
   Appendix A
     Condensed Financial Information....... A1
   Appendix B
     The Investment Portfolios............. B1
   Appendix C
     Surrender Charge for Excess Withdrawals
         Example........................... C1

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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
   Accumulation Unit
   ---------------------------------------------------
   Annuitant
   ---------------------------------------------------
   Annuity Start Date
   ---------------------------------------------------
   Cash Surrender Value
   ---------------------------------------------------
   Contract Date
   ---------------------------------------------------
   Contract Owner
   ---------------------------------------------------
   Contract Value
   ---------------------------------------------------
   Contract Year
   ---------------------------------------------------
   Death Benefit
   ---------------------------------------------------
   Free Withdrawal Amount
   ---------------------------------------------------
   Net Investment Factor
   ---------------------------------------------------
   Net Rate of Return
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

   -----------------------------------------------------------------------------
   TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
   -----------------------------------------------------------------------------
   Accumulation Phase                    Accumulation Period
   -----------------------------------------------------------------------------
   Annual Contract Administrative Charge Annual Contract Maintenance Charge
   -----------------------------------------------------------------------------
   Annuity Start Date                    Maturity Date
   -----------------------------------------------------------------------------
   Asset-Based Administrative Charge     Administrative Charge
   -----------------------------------------------------------------------------
   Automatic Rebalancing                 Automatic Portfolio Rebalancing
   -----------------------------------------------------------------------------
   Business Day                          Valuation Date
   -----------------------------------------------------------------------------
   Cash Surrender Value                  Contract Withdrawal Value
   -----------------------------------------------------------------------------
   Contract Date                         Issue Date
   -----------------------------------------------------------------------------
   Contract Year                         Contract Anniversary Date
   -----------------------------------------------------------------------------
   Premium Payment                       Purchase Payment
   -----------------------------------------------------------------------------
   Surrender Charge                      Withdrawal Charge
   -----------------------------------------------------------------------------
   Systematic Withdrawals                Automatic Withdrawals
   -----------------------------------------------------------------------------

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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Surrender Charge:

    COMPLETE YEARS ELAPSED            0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                  8%   7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge ........................................  $25 per transfer, if you make more than 12 transfers in a contract year.*

          * We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge ..................................  $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

SEPARATE ACCOUNT ANNUAL CHARGES*

     Mortality and Expense Risk Charge ........................  1.25%
     Asset-Based Administrative Charge ........................  0.15%
                                                                 -----
     Total Separate Account Charges ...........................  1.40%

     *    As a percentage of average assets in each subaccount.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     --------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 7               MINIMUM        MAXIMUM
     --------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets,
     including management fees, distribution and/or service
     (12b-1) fees*, and other expenses):                           0.53%          2.07%
     --------------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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     10   The minimum and maximum total operating expenses charged by a Trust or
          Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,130           $1,697             $2,255           $3,845
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,130           $1,697             $2,255           $3,845
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                 $330            $1,097             $1,855           $3,845
     ---------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Equitable Life Separate Account A offered in this prospectus, and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

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     (1)  We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based

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on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account A as of and for the year ended December 31, 2002, and the audited statutory basis financial statements of Equitable Life as of and for the years ended December 31, 2002 and 2001 are included in the Statement of Additional Information.

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (a CT Corp.), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable Life is the holding company for Golden American Life Insurance Company ("Golden American"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office and Customer Service Center address is 909 Locust Street, Des Moines, Iowa 50309.

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EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to

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the subaccounts. For more information, see "The Annuity Contract - Addition,
Deletion or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are available to separate accounts funding variable annuity Contracts offered by Equitable Life. The ING Investors Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The separate accounts may fund both variable annuity contracts and variable life policies. Pending SEC approval, shares of the ING Investors Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Equitable Life. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Equitable Life. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Equitable Life. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

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CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any

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profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

    COMPLETE YEARS ELAPSED            0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                  8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

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We deduct the premium tax from your contract value on the annuity start date.
However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account A invest.

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CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so such rights or options will not be available to the beneficiary.

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Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account A, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed

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application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account A specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account A at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

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THE SUBACCOUNTS

Each of the subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will provide you with written notice before we make any of these changes.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in

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mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based

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on the frequency you select, if that amount is less than $100, we will pay $100.
At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     (1) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     (2) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser

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of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our

Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone, or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers

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in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the

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Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

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DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If a contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

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Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B;

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or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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
     --------------------------------------------------------------------------------------------------------
                                              ANNUITY PAYMENT PLANS
     --------------------------------------------------------------------------------------------------------
     PLAN A. INTEREST
                              The contract value, less any applicable taxes not previously deducted, may be
     Option 1                 left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than
                              $100,000. You may not withdraw the proceeds until the end of the five (5)
                              year period.

     Option 2                 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------------------
     PLAN B. FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------------------
     PLAN C. LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------------------

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OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

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     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

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DSI does not retain any commissions or compensation paid to it by Golden
American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the

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

various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account A as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The statutory basis financial statements of Equitable Life as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to

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continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account A assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account A assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the

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Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

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TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the

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plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the

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date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section

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403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     TABLE OF CONTENTS

     Company
     Experts
     Legal Opinions
     Distributor
     Yield Calculations for the Money Markets Subaccounts
     Performance Information
     Annuity Provisions
     Statutory Basis Financial Statements of Equitable Life
        Insurance Company of Iowa
     Financial Statements of Separate Account A

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods.

                                         2002       2001       2000       1999       1998       1997      1996      1995     1994
                                         ----       ----       ----       ----       ----       ----      ----      ----     ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
  ING AIM MID CAP GROWTH
    AUV at Beginning of Period          $14.71     $18.92     $21.92     $14.23     $15.03 (7)
    AUV at End of Period                 $9.91     $14.71     $18.92     $21.92     $14.23
    Number of Accumulation Units
       Outstanding at End of Period    457,280    595,198    644,682    259,811     12,125

  ING ALLIANCE MID CAP GROWTH
    AUV at Beginning of Period          $14.64     $17.21     $21.06     $17.01     $15.41     $12.49    $10.00 (2)
    AUV at End of Period                $10.10     $14.64     $17.21     $21.06     $17.01     $15.41    $12.49
    Number of Accumulation Units
       Outstanding at End of Period  3,960,030  4,782,460  5,518,726  6,297,935  6,865,904  5,699,254 2,228,888

  ING CAPITAL GUARDIAN LARGE CAP VALUE
    AUV at Beginning of Period          $10.02     $10.55     $10.00 (9)
    AUV at End of Period                 $7.53     $10.02     $10.55
    Number of Accumulation Units
       Outstanding at End of Period    657,418    576,108    363,669

  ING CAPITAL GUARDIAN MANAGED GLOBAL
    AUV at Beginning of Period          $17.54     $20.19     $23.97 (9)
    AUV at End of Period                $13.80     $17.54     $20.19
    Number of Accumulation Units
       Outstanding at End of Period    142,642    111,682     62,511

  ING CAPITAL GUARDIAN SMALL CAP
    AUV at Beginning of Period          $17.87     $18.40     $22.82     $15.37     $12.88     $11.98 (4)
    AUV at End of Period                $13.14     $17.87     $18.40     $22.82     $15.37     $12.88
    Number of Accumulation Units
       Outstanding at End of Period  1,562,068  1,710,080  1,810,398  1,648,149  1,310,458    885,024

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                                         2002       2001       2000       1999       1998       1997      1996      1995     1994
                                         ----       ----       ----       ----       ----       ----      ----      ----     ----
  ING DEVELOPING WORLD
    AUV at Beginning of Period           $7.08      $7.58     $11.61      $7.28     $10.00 (5)
    AUV at End of Period                 $6.23      $7.08      $7.58     $11.61      $7.28
    Number of Accumulation Units
       Outstanding at End of Period    306,642    331,242    375,616    414,703     81,838

  ING EAGLE ASSET VALUE EQUITY
    AUV at Beginning of Period          $18.34     $19.46     $18.14     $18.31     $18.81 (7)
    AUV at End of Period                $15.00     $18.34     $19.46     $18.14     $18.31
    Number of Accumulation Units
       Outstanding at End of Period    148,682    159,381    141,890     83,289     13,490

  ING HARD ASSETS
    AUV at Beginning of Period          $14.14     $16.32     $17.37     $14.28     $18.34 (7)
    AUV at End of Period                $14.05     $14.14     $16.32     $17.37     $14.28
    Number of Accumulation Units
       Outstanding at End of Period     82,414     20,494     15,095     54,852     23,848

  ING INTERNATIONAL EQUITY
    AUV at Beginning of Period           $8.66     $11.37     $15.57     $10.29      $9.90     $10.28    $10.00 (2)
    AUV at End of Period                 $7.16      $8.66     $11.37     $15.57     $10.29      $9.90    $10.28
    Number of Accumulation Units
       Outstanding at End of Period  2,652,840  3,140,799  3,578,605  3,737,771  4,170,416  3,909,438 2,025,705

  ING JENNISON EQUITY OPPORTUNITIES
    AUV at Beginning of Period          $21.60     $25.17     $30.11     $24.50     $23.72 (7)
    AUV at End of Period                $15.06     $21.60     $25.17     $30.11     $24.50
    Number of Accumulation Units
       Outstanding at End of Period    236,488    262,157    297,462    118,846     68,343

  ING LIMITED MATURITY BOND
    AUV at Beginning of Period          $19.06     $17.76     $16.72     $16.77     $16.41 (8)
    AUV at End of Period                $20.16     $19.06     $17.76     $16.72     $16.77
    Number of Accumulation Units
       Outstanding at End of Period  1,872,146  1,655,739  1,582,942  2,225,986  2,627,993

  ING LIQUID ASSETS
    AUV at Beginning of Period          $15.84     $15.47     $14.79     $14.33     $14.14 (8)
    AUV at End of Period                $15.84     $15.84     $15.47     $14.79     $14.33
    Number of Accumulation Units
       Outstanding at End of Period  2,484,858  2,632,853  2,196,941  3,594,722  2,338,381

  ING MARSICO GROWTH
    AUV at Beginning of Period          $15.14     $22.02     $28.62     $16.29     $13.03     $11.42    $10.00 (2)
    AUV at End of Period                $10.52     $15.14     $22.02     $28.62     $16.29     $13.03    $11.42
    Number of Accumulation Units
       Outstanding at End of Period  4,849,912  5,960,686  6,778,262  6,813,472  5,276,364  4,326,092 1,238,349

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

                                         2002       2001       2000       1999       1998       1997      1996      1995     1994
                                         ----       ----       ----       ----       ----       ----      ----      ----     ----
  ING MFS MID CAP GROWTH
    AUV at Beginning of Period          $31.80     $42.23     $39.59     $22.43     $18.52     $15.70    $13.21    $10.35  $10.00(1)
    AUV at End of Period                $16.05     $31.80     $42.23     $39.59     $22.43     $18.52    $15.70    $13.21  $10.35
    Number of Accumulation Units
       Outstanding at End of Period  4,997,660  6,138,195  6,870,355  5,971,726  5,924,179  4,824,912 2,602,724   759,597  63,781

  ING MFS RESEARCH
    AUV at Beginning of Period          $20.44     $26.39     $28.04     $22.89     $18.87     $15.93    $13.10     $9.72  $10.00(1)
    AUV at End of Period                $15.14     $20.44     $26.39     $28.04     $22.89     $18.87    $15.93    $13.10   $9.72
    Number of Accumulation Units
       Outstanding at End of Period  9,139,249 11,117,780 12,794,990 13,175,088 14,188,265 10,839,609 4,845,240 1,255,752  69,177

  ING MFS TOTAL RETURN
    AUV at Beginning of Period          $20.56     $20.75     $18.06     $17.72     $16.10     $13.51    $12.05     $9.81  $10.00(1)
    AUV at End of Period                $19.23     $20.56     $20.75     $18.06     $17.72     $16.10    $13.51    $12.05   $9.81
    Number of Accumulation Units
       Outstanding at End of Period  8,639,777  9,848,165 10,447,290 11,904,647 12,496,328  9,244,010 4,354,338 1,312,565  33,106

  ING PIMCO CORE BOND
    AUV at Beginning of Period          $11.86     $11.74     $11.79     $13.09     $11.87     $11.96    $11.55    $10.06  $10.00(1)
    AUV at End of Period                $12.71     $11.86     $11.74     $11.79     $13.09     $11.87    $11.96    $11.55  $10.06
    Number of Accumulation Units
       Outstanding at End of Period    872,902    594,128    594,326    767,498    946,714  1,002,889   705,870   311,689   5,098

  ING SALOMON BROTHERS ALL CAP
    AUV at Beginning of Period          $11.65     $11.59     $10.00 (9)
    AUV at End of Period                 $8.55     $11.65     $11.59
    Number of Accumulation Units
       Outstanding at End of Period    514,966    577,461    301,680

  ING SALOMON BROTHERS INVESTORS
    AUV at Beginning of Period          $10.63     $11.26     $10.00 (9)
    AUV at End of Period                 $8.07     $10.63     $11.26
    Number of Accumulation Units
       Outstanding at End of Period    325,164    356,036    261,822

  ING T. ROWE PRICE CAPITAL APPRECIATION
    AUV at Beginning of Period          $28.22     $26.04     $21.65     $20.53     $19.66     $17.40 (4)
    AUV at End of Period                $27.96     $28.22     $26.04     $21.65     $20.53     $19.66
    Number of Accumulation Units
       Outstanding at End of Period  1,227,501  1,063,959    859,960    763,936    779,994    430,012

  ING T. ROWE PRICE EQUITY INCOME
    AUV at Beginning of Period          $23.90     $23.91     $21.47     $21.94     $21.36 (7)
    AUV at End of Period                $20.45     $23.90     $23.91     $21.47     $21.94
    Number of Accumulation Units
       Outstanding at End of Period    253,526    239,292    119,922    128,090     43,654

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                                         2002       2001       2000       1999       1998       1997      1996      1995     1994
                                         ----       ----       ----       ----       ----       ----      ----      ----     ----
  ING VAN KAMPEN GROWTH & INCOME
    AUV at Beginning of Period          $21.65     $24.94     $25.83     $22.61     $20.09     $16.36 (4)
    AUV at End of Period                $18.19     $21.65     $24.94     $25.83     $22.61     $20.09
    Number of Accumulation Units
       Outstanding at End of Period  2,188,290  2,517,254  2,837,674  2,969,224  2,936,234  1,561,703

  ING VAN KAMPEN REAL ESTATE
    AUV at Beginning of Period          $28.40     $26.64     $20.62     $21.74     $24.06 (7)
    AUV at End of Period                $28.06     $28.40     $26.64     $20.62     $21.74
    Number of Accumulation Units
       Outstanding at End of Period    207,524    130,768     93,265     35,910     11,546

  ING VP WORLDWIDE GROWTH
    AUV at Beginning of Period           $7.02      $8.75     $10.00 (10)
    AUV at End of Period                 $5.21      $7.02      $8.75
    Number of Accumulation Units
       Outstanding at End of Period     65,581     42,505     26,433

  JENNISON PORTFOLIO
    AUV at Beginning of Period           $6.30      $7.85     $10.00 (10)
    AUV at End of Period                 $4.27      $6.30      $7.85
    Number of Accumulation Units
       Outstanding at End of Period     88,519     77,059     23,361

  PIMCO HIGH YIELD PORTFOLIO
    AUV at Beginning of Period          $10.10     $10.01     $10.24     $10.08     $10.00 (6)
    AUV at End of Period                 $9.84     $10.10     $10.01     $10.24     $10.08
    Number of Accumulation Units
       Outstanding at End of Period    366,315    438,817    435,552    429,525    200,929

  PIMCO STOCKSPLUS GROWTH & INCOME
    AUV at Beginning of Period          $10.23     $11.72     $13.13     $11.11     $10.00 (6)
    AUV at End of Period                 $8.05     $10.23     $11.72     $13.13     $11.11
    Number of Accumulation Units
       Outstanding at End of Period    803,496    746,623    745,666    621,032    573,723

     FOOTNOTES
     (1)  Fund First Available during October 1994
     (2)  Fund First Available during April 1996
     (3)  Fund First Available during September 1996
     (4)  Fund First Available during February 1997
     (5)  Fund First Available during February 1998
     (6)  Fund First Available during May 1998
     (7)  Fund First Available during June 1998
     (8)  Fund First Available during August 1998
     (9)  Fund First Available during February 2000
     (10) Fund First Available during May 2000

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APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

----------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------
FORMER FUND NAME                        CURRENT FUND NAME
----------------------------------------------------------------------------------------
All Cap Series                          ING Salomon Brothers All Cap Portfolio
----------------------------------------------------------------------------------------
Capital Growth Series                   ING Alliance Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------
Capital Guardian Small Cap Series       ING Capital Guardian Small Cap Portfolio
----------------------------------------------------------------------------------------
Core Bond Series                        ING PIMCO Core Bond Portfolio
----------------------------------------------------------------------------------------
Developing World Series                 ING Developing World Portfolio
----------------------------------------------------------------------------------------
Equity Income Series                    ING T. Rowe Price Equity Income Portfolio
----------------------------------------------------------------------------------------
Equity Opportunity Series               ING Jennison Equity Opportunities Portfolio
----------------------------------------------------------------------------------------
Fully Managed Series                    ING T. Rowe Price Capital Appreciation Portfolio
----------------------------------------------------------------------------------------
Growth Series                           ING Marsico Growth Portfolio
----------------------------------------------------------------------------------------
Hard Assets Series                      ING Hard Assets Portfolio
----------------------------------------------------------------------------------------
International Equity Series             ING International Equity Portfolio
----------------------------------------------------------------------------------------
Investors Series                        ING Salomon Brothers Investors Portfolio
----------------------------------------------------------------------------------------
Large Cap Value Series                  ING Capital Guardian Large Cap Value Portfolio
----------------------------------------------------------------------------------------
Limited Maturity Bond Series            ING Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------
Liquid Assets Series                    ING Liquid Assets Portfolio
----------------------------------------------------------------------------------------
Managed Global Series                   ING Capital Guardian Managed Global Portfolio
----------------------------------------------------------------------------------------
Mid-Cap Growth Series                   ING MFS Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------
Real Estate Series                      ING Van Kampen Real Estate Portfolio
----------------------------------------------------------------------------------------
Research Series                         ING MFS Research Portfolio
----------------------------------------------------------------------------------------
Strategic Equity Series                 ING AIM Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------
Total Return Series                     ING MFS Total Return Portfolio
----------------------------------------------------------------------------------------

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----------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------
FORMER FUND NAME                        CURRENT FUND NAME
----------------------------------------------------------------------------------------
Value Equity Series                     ING Eagle Asset Value Equity Portfolio
----------------------------------------------------------------------------------------
Van Kampen Growth and Income Series     ING Van Kampen Growth and Income Portfolio
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO          Seeks capital appreciation. The
  (Service Class) (formerly Strategic     Portfolio seeks to meet its objective
  Equity Series)                          by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER: Directed            mid-capitalization companies.
    Services, Inc.
  INVESTMENT SUBADVISER: A I M Capital
    Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER: Directed            invests substantially all of its
    Services, Inc.                        assets in high-quality common stocks
  INVESTMENT SUBADVISER: Alliance         that Alliance expects to increase in
    Capital Management L.P.               value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER: Directed            market conditions, at least 80% of its
    Services, Inc.                        assets in equity and equity-related
  INVESTMENT SUBADVISER: Capital          securities of companies with market
    Guardian Trust Company                capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER: Directed            primarily in common stocks traded in
    Services, Inc.                        securities markets throughout the
  INVESTMENT SUBADVISER: Capital          world. The Portfolio may invest up to
    Guardian Trust Company                100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER: Directed            companies.
    Services, Inc.
  INVESTMENT SUBADVISER: Capital
    Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER: Directed            Portfolio normally invests in at least
    Services, Inc.                        six emerging market countries with no
  INVESTMENT SUBADVISER: Baring           more than 35% of its assets in any one
    International Investment Limited      country, measured at the time of
                                          investment.
--------------------------------------------------------------------------------

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                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER: Directed            of domestic and foreign issuers that
    Services, Inc.                        meet quantitative standards relating
  INVESTMENT SUBADVISER: Eagle Asset      to financial soundness and high
    Management, Inc.                      intrinsic value relative to price.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER: Directed            80% of its assets in the equities of
    Services, Inc.                        producers of commodities.
  INVESTMENT SUBADVISER: Baring
    International Investment Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER: Directed            in equity securities of issuers
    Services, Inc.                        located in countries outside of the
  INVESTMENT SUBADVISER: ING              United States.
    Investments, LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER: Directed            attractively valued equity securities
    Services, Inc.                        of companies with current or emerging
  INVESTMENT SUBADVISER: Jennison         earnings growth the Portfolio Manager
    Associates LLC                        believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER: Directed            factors indicate capital appreciation
    Services, Inc.                        may be available without significant
  INVESTMENT SUBADVISER: ING              risk to principal. The Portfolio seeks
    Investment Management LLC             to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER: Directed            $1 per share net asset value and its
    Services, Inc.                        investment strategy focuses on safety
  INVESTMENT SUBADVISER: ING              of principal, liquidity and yield, in
    Investment Management LLC             order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER: Directed            potential. The Portfolio may invest in
    Services, Inc.                        companies of any size, from larger,
  INVESTMENT SUBADVISER: Marsico          well-established companies to smaller,
    Capital Management, LLC               emerging growth companies.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER: Directed            and related securities (such as
    Services, Inc.                        preferred stocks, convertible
  INVESTMENT SUBADVISER: Massachusetts    securities and depositary receipts) of
    Financial Services Company            companies with medium market
                                          capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER: Directed            in common stocks and related
    Services, Inc.                        securities (such as preferred stocks,
  INVESTMENT SUBADVISER: Massachusetts    convertible securities and depositary
    Financial Services Company            receipts). The Portfolio focuses on
                                          companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER: Directed            Secondarily seeks reasonable
    Services, Inc.                        opportunity for growth of capital and
  INVESTMENT SUBADVISER: Massachusetts    income. The Portfolio is a "balanced
    Financial Services Company            fund," and invests in a combination of
                                          equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER: Directed            Portfolio is diversified and seeks to
    Services, Inc.                        achieve its investment objective by
  INVESTMENT SUBADVISER: Pacific          investing under normal circumstances
    Investment Management Company LLC     at least 80% of its net assets (plus
                                          borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER: Directed            capital appreciation potential. The
    Services, Inc.                        Portfolio invests primarily in common
  INVESTMENT SUBADVISER: Salomon          stocks and common stock equivalents,
    Brothers Asset Management Inc.        such as preferred stocks and
                                          securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER: Directed            Portfolio may also invest in other
    Services, Inc.                        equity securities. To a lesser degree,
  INVESTMENT SUBADVISER: Salomon          the Portfolio invests in income
    Brothers Asset Management Inc.        producing securities such as debt
                                          securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER: Directed            pursues an active asset allocation
    Services, Inc.                        strategy whereby investments are
  INVESTMENT SUBADVISER: T. Rowe Price    allocated among three asset classes -
    Associates, Inc.                      equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------

EquiSelect - 126050

                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER: Directed            investment objective by investing
    Services, Inc.                        primarily in what it believes to be
  INVESTMENT SUBADVISER: Van Kampen       income-producing equity securities,
                                          including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER: Directed            equity securities of companies in the
    Services, Inc.                        U.S. real estate industry that are
  INVESTMENT SUBADVISER: Van Kampen       listed on national exchanges or the
                                          National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER: ING Investments,    normal conditions, invests at least
    LLC                                   65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER: Pacific             prudent investment management.
    Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER: Pacific
    Investment Management Co.
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER: Prudential          securities of major, established
    Investments LLC                       corporations that the investment
  INVESTMENT SUBADVISER: Jennison         adviser believes offer above-average
    Associates LLC                        growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------

EquiSelect - 126050

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

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000. In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

EquiSelect - 126050

                                        C1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EquiSelect - 126050                                                   05/01/2003

--------------------------------------------------------------------------------
  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    PRIMELITE
--------------------------------------------------------------------------------

                                                                     MAY 1, 2003

     This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. For Contracts sold in some states, not all subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are:

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid-Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

SMITH BARNEY FUND MANAGEMENT LLC
  Appreciation Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Money Market Portfolio

TRAVELERS INVESTMENT ADVISER, INC.
  Select Balanced Portfolio
  Select Growth Portfolio
  Select High Growth Portfolio

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

     You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PrimElite - 126051

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

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                      PAGE

Index of Special Terms..................... ii
Fees and Expenses..........................
Condensed Financial Information............
  Accumulation Unit........................
  The Net Investment Factor................
  Performance Information..................
  Financial Statements.....................
Equitable Life Insurance Company of Iowa...
Equitable of Iowa Separate Account A.......
The Trusts and Funds.......................
Charges and Fees...........................
  Surrender Charges Deducted from the
      Contract Value.......................
      Surrender Charge.....................
      Free Withdrawal Amount...............
      Surrender Charge for Excess Withdrawals
      Premium Taxes........................
      Administrative Charge................
      Transfer Charge......................
  Charges Deducted from the Subaccounts....
      Mortality and Expense Risk Charge....
      Asset-Based Administrative Charge....
  Trust and Fund Expenses..................
The Annuity Contract.......................
  Contract Date and Contract Year .........
  Annuity Start Date.......................
  Contract Owner...........................
  Annuitant................................
  Beneficiary..............................
  Purchase and Availability of the Contract
  Crediting of Premium Payments............
  Administrative Procedures................
  Contract Value...........................
  Contract Values in the Subaccounts.......
  Cash Surrender Value.....................
  Surrendering to Receive the Cash
      Surrender Value......................
  The Subaccounts..........................
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes........
  Other Contracts..........................
  Other Important Provisions...............

Withdrawals................................
Transfers Among Your Investments...........
Death Benefit..............................
  Death Benefit During the Accumulation Phase
    Death Proceeds.........................
    Death of Annuitant.....................
    Death of Owner.........................
    Trust Beneficiary......................
    Required Distributions upon Contract
      Owner's Death........................
The Annuity Options........................
Other Contract Provisions..................
Other Information..........................
Federal Tax Considerations.................
Statement of Additional Information
  Table of Contents........................
Appendix A
  Condensed Financial Information.......... A1
Appendix B
  The Investment Portfolios................ B1
Appendix C
  Surrender Charge for Excess Withdrawals
    Example................................ C1

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                                        i

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
    Accumulation Unit
   ---------------------------------------------------
    Annuitant
   ---------------------------------------------------
    Annuity Start Date
   ---------------------------------------------------
    Cash Surrender Value
   ---------------------------------------------------
    Contract Date
   ---------------------------------------------------
    Contract Owner
   ---------------------------------------------------
    Contract Value
   ---------------------------------------------------
    Contract Year
   ---------------------------------------------------
    Death Benefit
   ---------------------------------------------------
    Free Withdrawal Amount
   ---------------------------------------------------
    Net Investment Factor
   ---------------------------------------------------
    Net Rate of Return
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

   -----------------------------------------------------------------------------
   TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
   -----------------------------------------------------------------------------
   Accumulation Phase                    Accumulation Period
   -----------------------------------------------------------------------------
   Annual Contract Administrative Charge Annual Contract Maintenance Charge
   -----------------------------------------------------------------------------
   Annuity Start Date                    Maturity Date
   -----------------------------------------------------------------------------
   Asset-Based Administrative Charge     Administrative Charge
   -----------------------------------------------------------------------------
   Automatic Rebalancing                 Automatic Portfolio Rebalancing
   -----------------------------------------------------------------------------
   Business Day                          Valuation Date
   -----------------------------------------------------------------------------
   Cash Surrender Value                  Contract Withdrawal Value
   -----------------------------------------------------------------------------
   Contract Date                         Issue Date
   -----------------------------------------------------------------------------
   Contract Year                         Contract Anniversary Date
   -----------------------------------------------------------------------------
   Premium Payment                       Purchase Payment
   -----------------------------------------------------------------------------
   Surrender Charge                      Withdrawal Charge
   -----------------------------------------------------------------------------
   Systematic Withdrawals                Automatic Withdrawals
   -----------------------------------------------------------------------------

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                                       ii

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

    COMPLETE YEARS ELAPSED            0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                  8%   7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge1 .......................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees or expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 2

     Administrative Charge ..................................  $30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

     2    We deduct this charge on each contact anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES 3

     Mortality and Expense Risk Charge ........................  1.25%
     Asset-Based Administrative Charge ........................  0.15%
                                                                 -----
          Total Separate Account Charges ......................  1.40%

     3 As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

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                                        1

TRUST OR FUND EXPENSES

     The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     --------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 4               MINIMUM        MAXIMUM
     --------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets,
     including management fees, distribution and/or service
     (12b-1) fees*, and other expenses):                           0.53%          1.19%
     --------------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     4 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.09% of assets. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year, and under certain circumstances, within the first 8 contract years.

The example takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

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                                        2

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,005            $1,432            $1,820           $3,012
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,005            $1,432            $1,820           $3,012
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $205              $832              $1,420           $3,012
     ---------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Equitable Life Separate Account A offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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                                        3

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account A as of and for the year ended December 31, 2002 and the audited statutory basis financial statements of Equitable Life as of and for the years ended December 31, 2002 and 2001 are included in the Statement of Additional Information.

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                                        4

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (a CT Corp.), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company ("Golden American"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office and Customer Service Center address is 909 Locust Street, Des Moines, Iowa 50309.

--------------------------------------------------------------------------------
EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract - Addition, Deletion or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life

PrimElite - 126051
insurance policies offered by other insurance companies. Pending SEC approval, shares of the ING Investors Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. are also mutual funds whose shares are available to Separate Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed

PrimElite - 126051
since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

    COMPLETE YEARS ELAPSED            0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                  8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

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                                        7

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account A invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

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ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. The new owner's age, as of the date of the change, will be used for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account A, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account A will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

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If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

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     (5)  We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

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OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same

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limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales

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expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone, or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that

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invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial

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                                       16
withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

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

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

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

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If a contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

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

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

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

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

     --------------------------------------------------------------------------------------------------------
                                              ANNUITY PAYMENT PLANS
     --------------------------------------------------------------------------------------------------------
     PLAN A. INTEREST
                              The contract value, less any applicable taxes not previously deducted, may be
     Option 1                 left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than
                              $100,000. You may not withdraw the proceeds until the end of the five (5)
                              year period.

     Option 2                 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------------------
     PLAN B. FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------------------
     PLAN C. LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

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                                       21

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

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                                       22

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

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                                       23

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account A as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Equitable Life Insurance Company of Iowa.

EXPERTS

The statutory basis financial statements of Equitable Life as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled

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                                       24
to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account A assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account A assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract

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

owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

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

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits

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

self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The

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

death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction

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

contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change

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

could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     TABLE OF CONTENTS

     Company
     Experts
     Legal Opinions
     Distributor
     Yield Calculations for the Money Markets Subaccounts
     Performance Information
     Annuity Provisions
     Statutory BasisFinancial Statements of Equitable Life Insurance
         Company of Iowa
     Financial Statements of Equitable of Iowa Separate Account A

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

PrimElite - 126051                                                    05/01/2003

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

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--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods.

                                      2002       2001       2000       1999       1998       1997       1996       1995    1994
                                      ----       ----       ----       ----       ----       ----       ----       ----    ----
ING MFS MID CAP GROWTH
  AUV at Beginning of Period         $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $10.35  $10.00 (1)
  AUV at End of Period               $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21  $10.35
  Number of Accumulation Units
   Outstanding at End of Period   4,997,660  6,138,195  6,870,355  5,971,726  5,924,179  4,824,912  2,602,724    759,597  63,781

ING MFS RESEARCH
  AUV at Beginning of Period         $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10      $9.72  $10.00 (1)
  AUV at End of Period               $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10   $9.72
  Number of Accumulation Units
   Outstanding at End of Period   9,139,249 11,117,780 12,794,990 13,175,088 14,188,265 10,839,609  4,845,240  1,255,752  69,177

ING MFS TOTAL RETURN
  AUV at Beginning of Period         $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05      $9.81  $10.00 (1)
  AUV at End of Period               $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05   $9.81
  Number of Accumulation Units
   Outstanding at End of Period   8,639,777  9,848,165 10,447,290 11,904,647 12,496,328  9,244,010  4,354,338  1,312,565  33,106

SMITH BARNEY SELECT BALANCED
  AUV at Beginning of Period         $12.72     $13.08     $12.66     $11.94     $11.06     $10.00 (6)
  AUV at End of Period               $11.73     $12.72     $13.08     $12.66     $11.94     $11.06
  Number of Accumulation Units
   Outstanding at End of Period   3,659,939  4,394,969  4,040,294  4,619,781  5,192,282  2,668,340

SMITH BARNEY SELECT GROWTH
  AUV at Beginning of Period         $11.85     $13.33     $14.21     $12.41     $11.05     $10.00 (6)
  AUV at End of Period                $9.57     $11.85     $13.33     $14.21     $12.41     $11.05
  Number of Accumulation Units
   Outstanding at End of Period   3,472,468  4,172,221  4,629,859  5,002,401  5,364,430  2,767,614

SMITH BARNEY SELECT HIGH GROWTH
  AUV at Beginning of Period         $12.25     $14.13     $15.47     $12.37     $10.87     $10.00 (6)
  AUV at End of Period                $9.21     $12.25     $14.13     $15.47     $12.37     $10.87
  Number of Accumulation Units
   Outstanding at End of Period   2,139,444  2,580,600  3,063,274  3,133,146  3,351,573  1,866,333

APPRECIATION
  AUV at Beginning of Period         $17.07     $18.03     $18.36     $16.47     $14.01     $11.25     $10.00 (5)
  AUV at End of Period               $13.88     $17.07     $18.03     $18.36     $16.47     $14.01     $11.25
  Number of Accumulation Units
   Outstanding at End of Period   3,489,041  4,150,696  4,501,934  5,018,540  4,865,715  2,178,061    497,034

SMITH BARNEY HIGH INCOME
  AUV at Beginning of Period         $11.82     $12.46     $13.74     $13.58     $13.72     $12.22     $10.94     $10.00 (3)
  AUV at End of Period               $11.28     $11.82     $12.46     $13.74     $13.58     $13.72     $12.22     $10.94
  Number of Accumulation Units
   Outstanding at End of Period   1,018,268  1,212,079  1,311,976  1,532,713  1,927,035  1,544,985    670,736     72,283

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                                       A1

                                      2002       2001       2000       1999       1998       1997       1996       1995    1994
                                      ----       ----       ----       ----       ----       ----       ----       ----    ----
SMITH BARNEY INTERNATIONAL ALL
CAP GROWTH
  AUV at Beginning of Period         $12.04     $17.74     $23.61     $14.28     $13.59     $13.42     $11.56     $10.00 (2)
  AUV at End of Period                $8.82     $12.04     $17.74     $23.61     $14.28     $13.59     $13.42     $11.56
  Number of Accumulation Units
   Outstanding at End of Period   1,543,442  1,827,559  2,027,180  1,887,698  2,094,602  1,734,163    804,975    154,388

SMITH BARNEY LARGE CAP VALUE
  AUV at Beginning of Period         $19.16     $21.16     $18.98     $19.24     $17.77     $14.23     $12.05     $10.00 (3)
  AUV at End of Period               $14.09     $19.16     $21.16     $18.98     $19.24     $17.77     $14.23     $12.05
  Number of Accumulation Units
   Outstanding at End of Period   3,377,165  4,001,712  4,340,018  5,498,196  6,212,287  4,212,327  1,579,649    295,134

SMITH BARNEY MONEY MARKET
  AUV at Beginning of Period         $12.55     $12.27     $11.74     $11.37     $10.97     $10.59     $10.23     $10.00 (4)
  AUV at End of Period               $12.53     $12.55     $12.27     $11.74     $11.37     $10.97     $10.59     $10.23
  Number of Accumulation Units
   Outstanding at End of Period   1,254,712  1,406,526    754,497  1,482,594    770,258  1,144,259    348,906    125,048

FOOTNOTES
(1)  Fund First Available during October 1994
(2)  Fund First Available during March 1995
(3)  Fund First Available during April 1995
(4)  Fund First Available during May 1995
(5)  Fund First Available during March 1996
(6)  Fund First Available during February 1997

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                                       A2

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

--------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------
FORMER FUND NAME                           CURRENT FUND NAME
--------------------------------------------------------------------------------
Mid-Cap Growth Series                      ING MFS Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
Research Series                            ING MFS Research Portfolio
--------------------------------------------------------------------------------
Total Return Series                        ING MFS Total Return Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER: Directed            and related securities (such as
    Services, Inc.                        preferred stocks, convertible
  INVESTMENT SUBADVISER: Massachusetts    securities and depositary receipts) of
    Financial Services Company            companies with medium market
                                          capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------

PrimElite - 126051

                                       B1

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER: Directed            in common stocks and related
    Services, Inc.                        securities (such as preferred stocks,
  INVESTMENT SUBADVISER: Massachusetts    convertible securities and depositary
    Financial Services Company            receipts). The Portfolio focuses on
                                          companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER: Directed            Secondarily seeks reasonable
    Services, Inc.                        opportunity for growth of capital and
  INVESTMENT SUBADVISER: Massachusetts    income. The Portfolio is a "balanced
    Financial Services Company            fund," and invests in a combination of
                                          equity and fixed income securities.
--------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------
APPRECIATION PORTFOLIO                    Seeks long term appreciation of
                                          capital by investing, under normal
  INVESTMENT ADVISER: Smith Barney        circumstances, in the equity
    Fund Management LLC                   securities of companies of medium and
                                          large capitalization, but may also
                                          invest in small capitalization
                                          companies.
--------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
--------------------------------------------------------------------------------
SMITH BARNEY HIGH INCOME PORTFOLIO        Seeks to achieve, primarily, a high
                                          level of current income and
  INVESTMENT ADVISER: Smith Barney        secondarily, capital appreciation by
    Fund Management LLC                   investing in under normal market
                                          conditions, at least 80% of the value
                                          of its net assets plus any borrowings
                                          for investment purposes, in high yield
                                          corporate debt obligations and
                                          preferred stock of U.S. and foreign
                                          issuers or other investments with
                                          similar economic characteristics. Up
                                          to 20% of the fund's net assets, plus
                                          any borrowings for investment
                                          purposes, may be invested in common
                                          stock or common stock equivalents,
                                          including convertible securities,
                                          options, warrants and rights.
--------------------------------------------------------------------------------
SMITH BARNEY INTERNATIONAL ALL CAP        Seeks total return on its assets from
  GROWTH PORTFOLIO                        growth of capital and income by
                                          investing primarily in equity
  INVESTMENT ADVISER: Smith Barney        securities of foreign companies.
    Fund Management LLC
--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAP VALUE PORTFOLIO    Seeks current income and long-term
                                          growth of income and capital by
  INVESTMENT ADVISER: Smith Barney        investing, under normal conditions, at
    Fund Management LLC                   least 80% of the value of its net
                                          assets plus any borrowings for
                                          investment purposes, in equity
                                          securities or other investments with
                                          similar economic characteristics of
                                          U.S. companies with large market
                                          characteristics.
--------------------------------------------------------------------------------
SMITH BARNEY MONEY MARKET PORTFOLIO       Seeks to maximize current income
                                          consistent with preservation of
  INVESTMENT ADVISER: Smith Barney        capital. The fund seeks to maintain a
    Fund Management LLC                   stable $1 share price.
--------------------------------------------------------------------------------

PrimElite - 126051

                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
SMITH BARNEY ALLOCATION SERIES INC.
--------------------------------------------------------------------------------
SELECT BALANCED PORTFOLIO                 Seeks to obtain a balance of growth of
                                          capital and income by investing in
  INVESTMENT ADVISER: Travelers           Smith Barney mutual funds, which are
    Investment Adviser, Inc.              equity and bond funds. The investment
                                          adviser periodically adjusts the
                                          allocation of the portfolio's assets
                                          among different Smith Barney funds
                                          depending upon the manager's outlook
                                          for the equity and bond markets in
                                          general, particular sectors of such
                                          markets and the performance outlook
                                          for the underlying funds.
--------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIO                   Seeks to long-term growth of capital
                                          by investing in Smith Barney mutual
  INVESTMENT ADVISER: Travelers           funds, which are primarily equity
    Investment Adviser, Inc.              funds. The investment adviser
                                          periodically adjusts the allocation of
                                          the portfolio's assets among different
                                          Smith Barney funds depending upon the
                                          manager's outlook for the equity
                                          markets in general, particular sectors
                                          of such markets and the performance
                                          outlook for the underlying funds.
--------------------------------------------------------------------------------
SELECT HIGH GROWTH PORTFOLIO              Seeks capital appreciation by
                                          investing in Smith Barney mutual
  INVESTMENT ADVISER: Travelers           funds, which are primarily equity
    Investment Adviser, Inc.              funds. The investment adviser
                                          periodically adjusts the allocation of
                                          the portfolio's assets among different
                                          Smith Barney funds depending upon the
                                          manager's outlook for the equity
                                          markets in general, particular sectors
                                          of such markets and the performance
                                          outlook for the underlying funds.
--------------------------------------------------------------------------------

PrimElite - 126051

                                       B3

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

PrimElite - 126051

                                       C1

                                   ING [LOGO]


                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PrimElite - 126051                                                    05/01/2003

                                     PART B

                       Statement of Additional Information

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                                   EQUI-SELECT

                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2002, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2003

                                                   TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Company..............................................................
     Experts..............................................................
     Legal Opinions.......................................................
     Distributor..........................................................
     Yield Calculations For Money Market Subaccounts......................
     Performance Information..............................................
     Annuity Provisions...................................................
     Statutory Basis Financial Statement of Equitable Life Insurance
       Company of Iowa....................................................
     Financial Statements of Separate Account A...........................

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS

The statutory basis financial statements of the Company as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly S. Smith, Esquire, General Counsel and Secretary of the Company.

                                   DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2002, 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated [ __ ] $6,416,855 and 1,890,720, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2002, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were -0.49% and -0.49%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

          P(1+T)^(n)=ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^n = ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02--Standardized
---------------------------------------------------------------------

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -32.65         -7.09           n/a         -0.13          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -31.02         -8.10           n/a          0.14          01-Apr-96
ING Capital Guardian Large Cap Value Portfolio   -24.86           n/a           n/a         -9.28          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -21.30          3.41          3.29          3.21          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -26.48          0.40           n/a          3.98          02-Jan-96
ING Developing World Portfolio                   -11.95           n/a           n/a         -9.26          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -18.22         -3.88           n/a          5.20          03-Jan-95
ING Hard Assets Portfolio                         -0.61         -7.34          4.38          2.47          25-Jan-89
ING International Equity Portfolio               -17.33         -6.28           n/a         -4.82          01-Apr-96
ING Jennison Equity Opportunities Portfolio      -30.25         -7.34          3.21          3.92          04-May-92
ING Limited Maturity Bond Portfolio                5.74          4.84          4.43          5.16          25-Jan-89
ING Liquid Assets Portfolio                        0.01          2.76          2.85          3.36          25-Jan-89
ING Marsico Growth Portfolio                     -30.55         -4.20           n/a          0.75          01-Apr-96
ING MFS Mid Cap Growth Portfolio                 -49.52         -2.82           n/a          5.92          07-Oct-94
ING MFS Research Portfolio                       -25.92         -4.30           n/a          5.17          07-Oct-94
ING MFS Total Return Portfolio                    -6.43          3.62           n/a          8.27          07-Oct-94
ING PIMCO Core Bond Portfolio                      7.16          1.38           n/a          2.95          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -26.61           n/a           n/a         -5.23          01-Feb-00
ING Salomon Brothers Investors Portfolio         -24.06           n/a           n/a         -7.09          01-Feb-00
ING T. Rowe Price Capital Appreciation
Portfolio                                         -0.92          7.29          7.93          7.66          25-Jan-89
ING T. Rowe Price Equity Income Portfolio        -14.41         -0.09          4.48          5.27          25-Jan-89
ING Van Kampen Growth and Income Portfolio       -15.95         -1.96           n/a          6.69          04-Oct-93
ING Van Kampen Real Estate Portfolio              -1.21          1.95          9.52          7.69          25-Jan-89
ING VP Worldwide Growth Portfolio                -25.87           n/a           n/a        -21.67          01-May-00

                                       3

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                               -32.13           n/a           n/a        -27.26          01-May-00
PIMCO High Yield Portfolio                        -2.57           n/a           n/a         -0.34          01-May-98
PIMCO StocksPLUS Growth and Income Portfolio     -21.34           n/a           n/a         -4.54          01-May-98

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          [P(1+T)^n] = ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 Non-Standardized
------------------------------------------------------------------------

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -40.76         -8.30           n/a         -0.35          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -39.13         -9.36           n/a         -0.22          01-Apr-96
ING Capital Guardian Large Cap Value Portfolio   -32.97           n/a           n/a        -11.90          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -29.41          2.62          3.20          3.12          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -34.59         -0.49           n/a          3.69          02-Jan-96
ING Developing World Portfolio                   -20.06           n/a           n/a        -10.59          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -26.33         -4.96           n/a          5.05          03-Jan-95
ING Hard Assets Portfolio                         -8.72         -8.60          4.31          2.39          25-Jan-89
ING International Equity Portfolio               -25.44         -7.45           n/a         -5.31          01-Apr-96
ING Jennison Equity Opportunities Portfolio      -38.36         -8.56          3.14          3.85          04-May-92
ING Limited Maturity Bond Portfolio               -2.37          4.06          4.33          5.08          25-Jan-89
ING Liquid Assets Portfolio                       -8.10          1.92          2.75          3.28          25-Jan-89
ING Marsico Growth Portfolio                     -38.66         -5.25           n/a          0.40          01-Apr-96
ING MFS Mid Cap Growth Portfolio                 -57.63         -3.81           n/a          5.86          07-Oct-94
ING MFS Research Portfolio                       -34.03         -5.37           n/a          5.10          07-Oct-94
ING MFS Total Return Portfolio                   -14.54          2.82           n/a          8.19          07-Oct-94
ING PIMCO Core Bond Portfolio                     -0.95          0.50           n/a          2.86          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -34.72           n/a           n/a         -7.63          01-Feb-00
ING Salomon Brothers Investors Portfolio         -32.17           n/a           n/a         -9.58          01-Feb-00
ING T. Rowe Price Capital Appreciation
Portfolio                                         -9.03          6.58          7.85          7.58          25-Jan-89
ING T. Rowe Price Equity Income Portfolio        -22.52         -1.02          4.40          5.20          25-Jan-89

                                       4

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio       -24.06         -2.95           n/a          6.62          04-Oct-93
ING Van Kampen Real Estate Portfolio              -9.32          1.08          9.45          7.61          25-Jan-89
ING VP Worldwide Growth Portfolio                -33.98           n/a           n/a        -25.28          01-May-00
Jennison Portfolio                               -40.24           n/a           n/a        -31.37          01-May-00
PIMCO High Yield Portfolio                       -10.68           n/a           n/a         -1.32          01-May-98
PIMCO StocksPLUS Growth and Income Portfolio     -29.45           n/a           n/a         -5.66          01-May-98

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

FINANCIAL STATEMENTS -- STATUTORY BASIS
Equitable Life Insurance Company of Iowa
YEARS ENDED DECEMBER 31, 2002 AND 2001
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa

                     Financial Statements - Statutory Basis

                     Years ended December 31, 2002 and 2001




                                    CONTENTS

Report of Independent Auditors ...............................................1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis..............................................3
Statements of Operations - Statutory Basis....................................5
Statements of Changes in Capital and Surplus - Statutory Basis................7
Statements of Cash Flows - Statutory Basis....................................8
Notes to Financial Statements - Statutory Basis..............................10

                         Report of Independent Auditors

Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Department of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, as adopted by the Iowa Insurance Division.


/s/ Ernst & Young LLP

March 21, 2003

                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory Basis


                                                                                  DECEMBER 31
                                                                           2002                2001
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
ADMITTED ASSETS Cash and invested assets:
   Bonds                                                            $       2,925,958   $       2,628,098
   Preferred stocks                                                               441                 490
   Common stocks                                                              120,285                 306
   Subsidiaries                                                               811,079             761,039
   Mortgage loans                                                             859,953             842,253
   Real estate, less accumulated depreciation  (2002-
     $339; 2001-$531)                                                           3,651               5,254
   Policy loans                                                               130,790             139,826
   Other invested assets                                                      180,117             266,358
   Cash and short-term investments                                             25,102              67,592
                                                                    ----------------------------------------
Total cash and invested assets                                              5,057,376           4,711,216

Deferred and uncollected premiums, less loading (2002- $785, 2001-
   $751)                                                                       64,607               5,736
Accrued investment income                                                      43,330              40,604
Reinsurance balances recoverable                                                  785               1,020
Data processing equipment, less accumulated depreciation
    (2002-$5,459; 2001-$3,243)                                                    186                 373
Indebtedness from related parties                                             107,057              29,687
Federal income tax recoverable                                                 50,531              34,688
Separate account assets                                                       959,377           1,406,693
Other assets                                                                  303,168             273,482
                                                                    ----------------------------------------





Total admitted assets                                               $       6,586,417   $       6,503,499
                                                                    ========================================


                    Equitable Life Insurance Company of Iowa


                                                                                  DECEMBER 31
                                                                           2002                2001
                                                                    ----------------------------------------
                                                                     (IN THOUSANDS, EXCEPT SHARE AMOUNTS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
  Life and annuity reserves                                               $ 4,015,244         $ 3,580,706
  Deposit type contracts                                                      189,296             152,193
  Policyholders' funds                                                            310                 282
  Dividends payable                                                            23,795              24,385
  Unpaid claims                                                                 2,227               8,122
                                                                    ----------------------------------------
Total policy and contract liabilities                                       4,230,872           3,765,688

   Accounts payable and accrued expenses                                       26,439              26,012
   Indebtedness to related parties                                             66,200              21,091
   Asset valuation reserve                                                     25,738              26,060
   Interest maintenance reserve                                                13,573              17,123
   Borrowed money                                                             148,996             135,948
   Other liabilities                                                          (14,220)             66,062
   Separate account liabilities                                               959,377           1,406,693
                                                                    ----------------------------------------
Total liabilities                                                           5,456,975           5,464,677

Capital and surplus:
   Common stock: $1.00 par value; authorized
     7,500,000 shares, issued and outstanding
     5,000,300 shares                                                           5,000               5,000
   Additional paid-in capital                                               1,215,324             700,324
   Unassigned (deficit) surplus                                               (90,882)            333,498
                                                                    ----------------------------------------
Total capital and surplus                                                   1,129,442           1,038,822
                                                                    ----------------------------------------
Total liabilities and capital and surplus                                 $ 6,586,417         $ 6,503,499
                                                                    ========================================




                    Equitable Life Insurance Company of Iowa

                   Statements of Operations - Statutory Basis


                                                                          YEAR ENDED DECEMBER 31
                                                                        2002                  2001
                                                                --------------------------------------------
                                                                              (IN THOUSANDS)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                     $ 1,832,175           $ 2,645,375
   Policy proceeds and dividends left on deposit                             1,840                 1,263
   Net investment income                                                   228,150               232,779
   Amortization of interest maintenance reserve                             (2,570)                2,299
   Commissions, expense allowances and reserve
      adjustments on reinsurance ceded                                         (80)                   91
   Other income                                                             23,058                41,581
                                                                --------------------------------------------
Total premiums and other revenues                                        2,082,573             2,923,388

Benefits paid or provided:
   Death benefits                                                           44,630                41,922
   Annuity benefits                                                        119,150               103,305
   Surrender benefits                                                      638,053               464,583
   Interest on policy or contract funds                                      6,192                 7,043
   Other benefits                                                            7,209                 6,906
   Life contract withdrawals                                                47,009                49,110
Increase in life, annuity, and accident and health reserves              1,186,223             2,055,065
Net transfers from separate accounts                                      (135,686)              (98,628)
                                                                --------------------------------------------
Total benefits paid or provided                                          1,912,780             2,629,306

Insurance expenses:
   Commissions                                                             157,842               205,363
   General expenses                                                         45,159                81,288
   Insurance taxes, licenses and fees, excluding federal
     income taxes                                                            3,801                 9,080
                                                                --------------------------------------------
Total insurance expenses                                                   206,802               295,731
                                                                --------------------------------------------
Loss from operations before policyholder dividends,
   federal income taxes and net realized capital losses                    (37,009)               (1,649)



                    Equitable Life Insurance Company of Iowa


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)

Dividends to policyholders                                                  23,406                25,228
                                                              ----------------------------------------------
Loss from operations before federal income taxes
   and net realized capital losses                                         (60,415)              (26,877)
Federal income taxes                                                        38,715                (1,605)
                                                              ----------------------------------------------
Loss from operations before net realized capital losses                    (99,130)              (25,272)
Net realized capital losses net of income taxes 2002 -
   $(10,288); 2001 - $(7,441) and excluding net transfers to
   the interest maintenance reserve 2002- $3,295; 2001-
   $3,720                                                                  (20,665)              (37,807)
                                                              ----------------------------------------------
Net loss                                                               $  (119,795)            $ (63,079)
                                                              ==============================================



SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

          Statements of Changes in Capital and Surplus--Statutory Basis


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
Common stock:
   Balance at beginning and end of year                               $     5,000            $     5,000
                                                              ==============================================

Paid-in and contributed surplus:
   Balance at beginning of year                                           700,324                248,743
   Capital contributions                                                  515,000                451,581
                                                              ----------------------------------------------
   Balance at end of year                                             $ 1,215,324            $   700,324
                                                              ==============================================

Unassigned deficit:
   Balance at beginning of year                                           333,498                344,924
   Net loss                                                              (119,795)               (63,079)
   Change in net unrealized capital gains or losses                      (307,450)                35,976
   Change in nonadmitted assets                                           (58,477)                65,659
   Change in asset valuation reserve                                          322                 12,378
   Change in net deferred income tax excluding tax effect of
      nonadmitted assets                                                   61,020                 30,125
   Change in accounting principle, net of tax                                   -                 (6,073)
   Transfer of prepaid pension assets                                           -                (87,412)
   Cession of existing risks, net of tax                                        -                  1,000
                                                              ----------------------------------------------
   Balance at end of year                                             $   (90,882)           $   333,498
                                                              ==============================================

Total capital and surplus                                             $ 1,129,442            $ 1,038,822
                                                              ==============================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

                    Statements of Cash Flows - Statutory Basis


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
OPERATIONS
Premiums, policy proceeds, and other
   considerations received, net of reinsurance paid                  $  1,775,113            $  2,647,810
Net investment income received                                            274,233                 243,697
Commission and expense allowances received
   on reinsurance ceded                                                       (54)                     91
Benefits paid                                                            (862,628)               (673,320)
Net transfers to separate accounts                                        148,848                 111,689
Insurance expenses paid                                                  (199,451)               (274,085)
Dividends paid to policyholders                                           (23,568)                (25,413)
Federal income taxes (paid) received                                      (45,836)                 71,450
Net other (expenses) revenues                                            (697,081)                 41,873
                                                              ----------------------------------------------
Net cash provided by operations                                           369,576               2,143,792

INVESTMENTS
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                              3,559,637               2,401,946
     Preferred stocks                                                         357                  11,844
     Common stocks                                                        103,451                  61,428
     Mortgage loans                                                         2,241                       -
     Other invested assets                                                 51,647                   6,951
     Miscellaneous proceeds                                                84,561                   1,989
     Net tax on capital gains                                                   -                  (7,441)
                                                              ----------------------------------------------
Net proceeds from sales, maturities, or
   repayments of investments                                            3,801,894               2,476,717
Cost of investments acquired:
   Bonds                                                                3,938,840               2,938,801
   Preferred stocks                                                       556,492                 451,581
   Mortgage loans                                                         121,122                 179,837
   Other invested assets                                                      844                   3,835
   Miscellaneous applications                                             106,945                       -
                                                              ----------------------------------------------
Total cost of investments acquired                                      4,724,243               3,574,054
Net (decrease) increase in policy loans                                    (9,656)                  1,185
                                                              ----------------------------------------------
Net cash used in investment activities                                   (912,693)             (1,098,522)



                    Equitable Life Insurance Company of Iowa


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES
Cash provided:
   Capital and surplus paid-in                                            506,300                 446,508
   Borrowed money                                                          13,008                  13,660
   Premium and other deposit type funds                                    20,799                 (21,565)
   Other uses                                                             (39,480)             (1,699,700)
                                                              ----------------------------------------------
Net cash provided by (used in) financing and miscellaneous
   activities                                                             500,627              (1,261,097)
                                                              ----------------------------------------------
Net decrease in cash and
   short-term investments                                                 (42,490)               (215,827)
Cash and short-term investments:
   Beginning of year                                                       67,592                 283,419
                                                              ----------------------------------------------
   End of year                                                         $   25,102             $    67,592
                                                              ==============================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

                 Notes to Financial Statements - Statutory Basis


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

INVESTMENTS: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION CONTINUED)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

VALUATION RESERVES: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

POLICY ACQUISITION COSTS: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

PREMIUMS: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

BENEFIT AND CONTRACT RESERVES: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

REINSURANCE: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions  allowed by reinsurers on business ceded are reported as income when
received   rather  than  being  deferred  and  amortized  with  deferred  policy acquisition costs as required under GAAP.

SUBSIDIARIES: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

NONADMITTED ASSETS: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

EMPLOYEE BENEFITS: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

UNIVERSAL LIFE AND ANNUITY POLICIES: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

POLICYHOLDER DIVIDENDS: Policyholder dividends are recognized when declared rather than over the term of the related policies.

DEFERRED INCOME TAXES: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

SURPLUS NOTES: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

STATEMENTS OF CASH FLOWS: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECONCILIATION TO GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

     The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

     The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

     Mortgage loans are reported at amortized cost, less allowance for impairments.

     Policy loans are reported at unpaid principal balances.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Rollover dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

  AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS (CONTINUED)

The methods used in valuation of substandard policies are as follows:

      For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

      For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $246,911,000 at December 31, 2002. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,617,000 at December 31, 2002.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

GUARANTEED MINIMUM DEATH BENEFITS

Guaranteed minimum death benefits ("GMDB") are features offered with a variable annuity contract that provide a minimum level of proceeds, regardless of account balance, in the event of the policyholder's death. The GMDB can either remain constant or increase, depending on the underlying guarantee. The GMDB features of many companies' variable annuity contracts contain a "dollar-for-dollar" withdrawal provision, which provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs.

As a result of the equity market performance over the past several years, a number of variable annuity policies could have account values that are less than the GMDB. A policy holder with a sizeable minimum death benefit and a policy with a dollar-for-dollar withdrawal provision could withdraw all but a required minimal account value or transfer a portion of their variable annuity contract to another carrier, while maintaining a significant GMDB.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GUARANTEED MINIMUM DEATH BENEFITS (CONTINUED)

For Statutory reserves, Actuarial Guideline 33, "DETERMINING CARVM RESERVES FOR ANNUITY CONTRACT WITH ELECTIVE BENEFITS" (AG 33), defines the methodology and assumptions that are to be used to determine the minimum statutory reserves for annuity contracts. The purpose of Actuarial Guideline 34, "VARIABLE ANNUITY
MINIMUM GUARANTEED DEATH BENEFIT RESERVES" (AG 34) is "to interpret the standards for the valuation of reserves for Minimum Guaranteed Death Benefits included in variable annuity contracts."

There is currently discussion whether AG 34 supersedes AG 33 when calculating the GMDB reserves or whether AG 33 and AG 34 should be applied jointly. Given the inherent ambiguity and controversy as to whether AG 34 supersedes AG 33 or whether AG 33 and AG 34 both apply in determining the appropriate reserves, and given the heightened interest of rating agencies regarding this issue, the Company has performed an initial assessment of its potential exposure related to GMDB's under the dollar-for-dollar features of its variable annuity products. The difference in interpretation as to the appropriate integration of AG 33 and AG 34 computational guidance could result in higher statutory reserve balances of approximately $35,000,000 as of December 31, 2002. The Company has a wholly owned insurance subsidiary in which the difference in interpretation could result in higher reserve balances of approximately $85,000,000 as of December 31, 2002.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ELECTRONIC DATA PROCESSING EQUIPMENT

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

PARTICIPATING ISURANCE

Participating business approximates less than 11% of the Company's ordinary life insurance in force and 2% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $23,406,000 and $25,228,000 were incurred 2002 and 2001, respectively.

PENSION PLANS

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

NONADMITTED ASSETS

Nonadmitted assets are summarized as follows:

                                                  DECEMBER 31
                                           2002                 2001
                                   ------------------------------------------
                                                 (IN THOUSANDS)
Deferred federal income taxes              157,392                94,807
Agents' debit balances                         253                   705
Furniture and equipment                      4,337                 6,411
Leasehold improvements                       1,033                     -
Deferred and uncollected premium               426                   372
Commuted commission                          1,108                     -
Suspense debts                               3,586                 5,135
Other                                          231                 2,459
                                   ------------------------------------------
Total nonadmitted assets                $  168,366            $  109,889
                                   ==========================================

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NONADMITTED ASSETS (CONTINUED)

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

CASH FLOW INFORMATION

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company  borrowed  $1,253,710,000  and repaid  $1,253,710,000  in 2002,  and borrowed $784,500,000 and repaid $784,500,000 during, 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $204,000 and $1,646,000 during 2002 and 2001, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                    Equitable Life Insurance Company of Iowa

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES MANUAL has been adopted as a component of prescribed or permitted practices by the state of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Insurance Division. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned surplus, by $6,073,000 as of January 1, 2001. Included in this total adjustment is a reduction in unassigned funds of approximately $12,670,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,597,000 related to mortgage loans and bonds.

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS

The amortized cost and fair value of bonds and equity securities are as follows:

                                                                    GROSS            GROSS
                                                 AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST            GAINS            LOSSES           VALUE
                                              --------------------------------------------------------------------
                                                                        (IN THOUSANDS)
AT DECEMBER 31, 2002:
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies  $        6,605   $         643    $            -   $        7,248
States, municipalities, and political
   subdivisions                                          248              11                 -              259
Foreign government                                   172,130          12,466             4,538          180,058
Public utilities securities                          185,449           8,495             3,681          190,263
Corporate securities                               1,324,320          85,202            12,026        1,397,496
Mortgage-backed securities                           874,791          38,253            20,820          892,224
Other structured securities                          363,055          22,346            19,667          365,734
                                              --------------------------------------------------------------------
Total fixed maturities                             2,926,598         167,416            60,732        3,033,282

Preferred stocks                                         441               -                 -              441
Common stocks                                        120,051             234                 -          120,285
                                              --------------------------------------------------------------------
Total equity securities                              120,492             234                 -          120,726
                                              --------------------------------------------------------------------
Total                                         $    3,047,090   $     167,650    $       60,732   $    3,154,008
                                              ====================================================================

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)


                                                                    GROSS            GROSS
                                                 AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST            GAINS            LOSSES           VALUE
                                              --------------------------------------------------------------------
                                                                        (IN THOUSANDS)
At December 31, 2001:
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies   $      35,463   $          306   $          730   $ 35,039
States, municipalities, and political
   subdivisions                                          248                -                1              247
Foreign government                                   111,157            3,952            3,077          112,032
Public utilities securities                          103,304            1,839            4,541          100,602
Corporate securities                               1,130,256           37,173           22,792        1,144,637
Mortgage-backed securities                           873,372           27,484           17,543          883,313
Other structured securities                          374,298           13,007           20,626          366,679
                                              --------------------------------------------------------------------
Total fixed maturities                             2,628,098           83,761           69,310        2,642,549

Preferred stocks                                         490                -                -              490
Common stocks                                            306                -                -              306
                                              --------------------------------------------------------------------
Total equity securities                                  796                -                -              796
                                              --------------------------------------------------------------------
Total                                           $  2,628,894   $       83,761   $       69,310   $    2,643,345
                                              ====================================================================

The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 AMORTIZED                          FAIR
                                                                   COST                             VALUE
                                                         -----------------------------------------------------
DECEMBER 31, 2002                                                                (IN THOUSANDS)
Maturity:
   Due in 1 year or less                                 $        16,683                   $        16,833
   Due after 1 year through 5 years                              499,720                           530,636
   Due after 5 years through 10 years                            863,485                           909,340
   Due after 10 years                                            308,864                           318,514
                                                         ------------------------------------------------------
                                                               1,688,752                         1,775,323
Mortgage-backed securities                                       874,791                           892,225
Other structured securities                                      363,055                           365,734
                                                         ------------------------------------------------------
Total                                                    $     2,926,598                   $     3,033,282
                                                         ======================================================


                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,809,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                    DECEMBER 31
                                               2002             2001
                                         -----------------------------------
                                                   (IN THOUSANDS)

Amortized cost                             $  2,926,598     $     2,628,098
Less nonadmitted bonds                             (640)               -
                                         -----------------------------------
Carrying value                              $  2,925,958     $     2,628,098
                                         ===================================

Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $1,740,357,000 and $797,331,000 in 2002 and 2001, respectively. Gross gains of $37,919,000 and $22,517,000 and gross losses of $36,614,000 and $10,345,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

Major categories of net investment income are summarized as follows:

                                                    DECEMBER 31,
                                               2002             2001
                                        ----------------------------------
                                                  (IN THOUSANDS)
Equity securities - affiliated            $           35   $          351
Equity securities - unaffiliated                       -           26,000
Bonds                                            230,384          205,052
Mortgage loans                                    65,648           62,637
Contract loans                                     7,840            7,844
Real estate                                          757              362
Other                                            (58,410)         (51,849)
                                        ----------------------------------
Total investment income                          246,254          250,397
Investment expenses                              (18,104)         (17,618)
                                        ----------------------------------
Net investment income                     $      228,150   $      232,779
                                        ==================================

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                        DECEMBER 31,
                                                   2002             2001
                                           ----------------------------------
                                                      (IN THOUSANDS)

     Investment Purchase Commitments        $        47,317  $        14,909

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $95,801,000 at December 31, 2002. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $95,936,000 at December 31, 2002. The securities have a weighted average coupon of 5.6% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002 the amount due on these agreements included in borrowed money is $3,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $3,176,000. The securities have a weighted average coupon of 6.0% and have a maturity of November 2032.

The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 81.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $23,000.

5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

                    Equitable Life Insurance Company of Iowa

5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001


                                                                   DECEMBER 31, 2002
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                     $            266,098   $               -   $          (4,428)
   Caps owned                                             743,000               2,508                 908
   Options owned                                          856,438              30,325              30,325
                                             ---------------------------------------------------------------
Total derivatives                            $          1,865,536   $          32,833   $          26,805
                                             ===============================================================


                                                                   DECEMBER 31, 2001
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                        $        50,000        $         69         $        2
   Caps owned                                         1,115,000               2,547              2,256
   Options owned                                        762,920              60,495             45,720
                                             ---------------------------------------------------------------
Total derivatives                               $     1,927,920        $     63,111         $   47,978
                                             ===============================================================


                    Equitable Life Insurance Company of Iowa

6. CONCENTRATIONS OF CREDIT RISK

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $215,727,000 and $251,252,000 and with an aggregate market value of $200,968,000 and $236,887,000 at December 31, 2002 and 2001, respectively.
Those holdings amounted to 7.4% of the Company's investments in bonds and 3.37% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $68,548,000 and $196,630,000 with an aggregate NAIC market value of $73,861,000 and $199,043,000 at December 31, 2002 and 2001,
respectively. The carrying value of these holdings amounted to 2.3% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2002.

At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (17.7%) and Texas (8%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $17,353,000.

                    Equitable Life Insurance Company of Iowa

7. ANNUITY RESERVES

At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                               DECEMBER 31, 2002
                                                                           AMOUNT              PERCENT
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                     $         1,538,465             34%
   At book value less surrender charge                                          846,121             18
   At fair value                                                              1,079,649             23
                                                                    ----------------------------------------
Subtotal                                                                      3,464,235             75%
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                           447,961             10
Not subject to discretionary withdrawal                                         664,896             15
                                                                    ----------------------------------------
Total annuity reserves and deposit fund liabilities--
   Before reinsurance                                                         4,577,092            100%
                                                                                          ==================
Less reinsurance ceded                                                          559,044
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                   $         4,018,048
                                                                    ======================


                                                                               DECEMBER 31, 2001
                                                                           AMOUNT              PERCENT
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                     $         1,329,562            30%
   At book value less surrender charge                                          718,764            16
At fair value                                                                 1,365,750            30
                                                                    ----------------------------------------
Subtotal                                                                      3,414,076            76
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                           452,336            10
Not subject to discretionary withdrawal                                         653,795            14
                                                                    ----------------------------------------
Total annuity reserves and deposit fund liabilities--
   Before reinsurance                                                         4,520,207           100%
                                                                                          ==================
Less reinsurance ceded                                                          542,676
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                   $         3,977,531
                                                                    ======================

                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS

PENSION PLAN AND POSTRETIREMENT BENEFITS

Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company and certain other US subsidiaries of ING AIH were merged into one plan which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

The Company also provides certain health care and life insurance benefits for retired employees.


                                                       PENSION BENEFITS                OTHER BENEFITS
                                                      2002           2001           2002            2001
                                                 -------------------------------------------------------------
                                                                        (IN THOUSANDS)
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year   $            - $      151,069  $         -     $         -
Actual return on plan assets                                  -         (7,383)           -               -
Employer contribution                                       301            199          471             383
Plan participants' contributions                              -              -          376             234
Benefits paid                                              (301)        (5,086)        (847)           (617)
Business combinations, divestitures and
   settlements                                                -       (138,799)           -               -
                                                 -------------------------------------------------------------
Fair value of plan assets at end of year         $            - $            -  $         -     $         -
                                                 =============================================================



FUNDED STATUS
Uamortized prior service credit                             318            346          746             844
Unrecognized net (gain) or loss                           3,715         (2,539)      (2,566)            885
Remaining net obligation at
   initial date of application                              (31)           (33)           -          (3,341)
Accrued liabilities                                     (12,117)       (10,789)      (4,874)         (3,771)
                                                 -------------------------------------------------------------
Net liability recorded                           $       (8,115) $     (13,015) $    (6,694)    $    (5,383)
                                                 =============================================================

                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS (CONTINUED)

PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                            PENSION BENEFITS                 OTHER BENEFITS
                                                          2002            2001            2002            2001
                                                  ---------------------------------------------------------------
                                                                          (IN THOUSANDS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year           $       13,015  $        73,510   $       5,383  $        7,452
Service cost                                                 546            1,820             210             211
Interest cost                                              1,008            5,643             400             564
Contribution by plan participants                              -                -             376             234
Actuarial gain (loss)                                     (6,153)           5,767             373          (2,811)
Benefits paid                                               (301)          (5,085)           (847)           (618)
Plan amendments                                                -             (114)            799               -
Business combinations, divestitures,
   curtailments, settlements and special
   termination benefits                                        -          (68,526)              -             351
                                                  ---------------------------------------------------------------
Benefit obligation at end of year                 $        8,115  $        13,015   $       6,694  $        5,383
                                                  ===============================================================


                                                              PENSION BENEFITS                OTHER BENEFITS
                                                           2002            2001            2002           2001
                                                   --------------------------------------------------------------
                                                                          (IN THOUSANDS)
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                       $          546 $         1,820  $           210 $          212
Interest cost                                               1,008           5,643              400            565
Expected return on plan assets                                  -         (13,750)               -              -
Amortization of recognized transition obligation
  or transition asset                                           2          (2,452)             304            304
Amount of recognized gains and losses                         100               -              (42)           109
Amount of prior service cost recognized                       (28)              -              701            (98)
Amount of gain or loss recognized due to a
  settlement or curtailment                                    --               -                -            351
                                                   --------------------------------------------------------------
Total net periodic benefit cost                    $        1,628 $        (8,739) $         1,573 $        1,443
                                                   ==============================================================


                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS (CONTINUED)

PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)

In addition, the Company has a pension benefit obligation and another benefits obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $682,000 and $842,000, and $2,633,000 and $1,708,000 (OPEB
obligation), respectively.

Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

                                                      2002             2001
                                               ---------------------------------

Weighted-average discount rate                        6.75%           7.50%
Rate of increase in compensation level                3.75%           4.50%
Expected long-term rate of return on assets           9.00%           9.25%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,159,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,139,000.

401(K) PLAN

The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $681,000 and $522,000 for 2002 and 2001, respectively.

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                DECEMBER 31,
                                                                         2002                 2001
                                                                  -----------------------------------------
                                                                               (IN THOUSANDS)
Transfers as reported  in the summary of  operations  of the
Separate  Accounts Statement:
     Transfers to separate accounts                                 $        33,970      $       52,388
     Transfers from separate accounts                                       169,689             151,018
                                                                  -----------------------------------------
Net transfers from separate accounts                                       (135,719)            (98,630)

Reconciling adjustments:
Miscellaneous transfers                                                          33                   2
                                                                  -----------------------------------------
Transfers as reported in the Statement of Operations                $      (135,686)     $      (98,628)
                                                                  =========================================



                                                                                DECEMBER 31,
                                                                         2002                 2001
                                                                  -----------------------------------------
                                                                               (IN THOUSANDS)
Reserves  for  separate  accounts  by  withdrawal  characteristics:
   Subject to discretionary withdrawal:
      With market value adjustment                                    $           -      $             -
      At book value without market value adjustment less current surrender charge
         of 5% or more                                                      931,533            1,365,751
      At market value                                                             -                    -
      At book value without market value adjustment less current surrender charge
         of less than 5%                                                          -                    -
 Subtotal                                                                         -                    -
 Not subject to discretionary withdrawal                                          -                    -
                                                                  -----------------------------------------
 Total separate account reserves                                      $     931,533      $     1,365,751
                                                                  =========================================


                    Equitable Life Insurance Company of Iowa

10. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $1,299,151,000 and $2,113,275,000 for the years ended December 31, 2002 and 2001, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                      DECEMBER 31,
                                                 2002             2001
                                            ----------------------------------
                                                     (IN THOUSANDS)

Premiums                                       $  4,833          $  4,080
Benefits paid or provided                         7,821             8,023
Policy and contract liabilities at year end     586,918           592,643

During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

11. FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The components of the net deferred tax asset/(liability) at December 31 are as follows:


                                                                                 DECEMBER 31,
                                                                            2002                2002
                                                                    --------------------- -----------------
                                                                                (IN THOUSANDS)

     Total gross deferred tax assets                                          $162,399           $102,914
     Total deferred tax liabilities                                             (5,007)            (6,542)
                                                                    --------------------- -----------------
     Net deferred tax asset                                                    157,392             96,372
     Deferred tax asset nonadmitted                                           (157,392)           (94,807)
                                                                    --------------------- -----------------
     Net admitted deferred tax asset                                                 -              1,565
                                                                    ===================== =================
     (Increase) in nonadmitted asset                                          $(62,585)          $(28,560)
                                                                    ===================== =================

Current income taxes incurred consist of the following major components:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                    -------------------- ------------------
                                                                                (IN THOUSANDS)

Federal taxes on stand alone operations                                      $ (17,296)       $  (1,605)
Federal taxes paid to affiliates under tax sharing agreement                    67,278                -
Consolidated operations loss carryback utilized                                (11,267)               -
                                                                    --------------------- -----------------
Total taxes on operations                                                       38,715           (1,605)
Federal taxes on capital gains                                                  (1,559)           7,441
Federal taxes paid to affiliates under tax sharing agreement                     3,896                -
Consolidated capital loss carrybacks utilized                                  (12,625)               -
                                                                    --------------------- -----------------
Total current taxes incurred                                                  $ 28,427         $  5,836
                                                                    ===================== =================

                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                    -------------------- ------------------
                                                                                (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
     Operations loss carryforwards                                            $ 72,725     $          -
     Deferred acquisition costs                                                 30,319           23,779
     Investments                                                                19,753           24,545
     Insurance reserves                                                         19,428           36,376
     Policyholder dividends                                                      8,328            8,535
     Nonadmitted assets                                                          3,709            4,886
     Unrealized loss on investments                                                704              288
     Other                                                                       7,433            4,505
                                                                    --------------------- -----------------
Total deferred tax assets                                                      162,399          102,914
     Deferred tax assets nonadmitted                                          (157,392)         (94,807)
                                                                    --------------------- -----------------
Admitted deferred tax assets                                                     5,007            8,107
                                                                    --------------------- -----------------
Deferred tax liabilities resulting from book/tax differences in:
     Due & deferred premiums                                                     2,488            2,410
     Fixed assets                                                                2,164            3,516
     Other                                                                         355              616
                                                                    --------------------- -----------------
Total deferred tax liabilities                                                   5,007            6,542
                                                                    --------------------- -----------------
Net admitted deferred tax asset                                          $           -        $   1,565
                                                                    ===================== =================

The change in net deferred income taxes is comprised of the following:


                                                                      DECEMBER 31,                    CHANGE
                                                                2002                2001
                                                         -------------------- -------------------
                                                                    (IN THOUSANDS)

Total deferred tax assets                                          $162,399            $102,914   $      59,485
Total deferred tax liabilities                                        5,007               6,542          (1,535)
                                                         -------------------- ------------------- ---------------
Net deferred tax asset                                             $157,392           $  96,372          61,020
                                                         ==================== ===================
Tax effect of items in surplus:
Unrealized gains (losses)                                                                                  (416)
Change in non-admitted assets                                                                             1,191
                                                                                                  ---------------
Change in net deferred income tax                                                                 $      61,795
                                                                                                  ===============


                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The provision for federal income tax expense and change in deferred taxes differs from the amount obtained applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                        YEAR ENDED
                                                    DECEMBER 31, 2002
                                                  ---------------------
                                                      (IN THOUSANDS)
     Ordinary income                              $          (60,415)
     Capital gains (losses)                                  (37,073)
                                                  ---------------------
     Total pre-tax book income                               (97,488)
                                                  =====================

     Provision computed at statutory rate                    (34,121)
     Interest maintenance reserve                                900
     Other                                                      (147)
                                                  ---------------------
     Total                                                   (33,368)
                                                  =====================

     Federal income taxes incurred                            28,427
     Change in net deferred income taxes                     (61,795)
                                                  ---------------------
     Total statutory income taxes                           $(33,368)
                                                  =====================

The amount of federal income taxes incurred that will be available for recoupment in event of future net losses is $12,514,000 from 2001.

The Company has operations loss carryforwards of $207,784,000 which expire in 2017.

The Company has a receivable from United States Treasury of $52,531,000 and $34,688,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

                    Equitable Life Insurance Company of Iowa

12. INVESTMENT IN AND ADVANCES TO SUBSIDIARIES

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                     ---------------------------------------
                                                                                (IN THOUSANDS)

Common stock                                                          $      811,079      $       761,038
(Payable) receivable from subsidiaries                                         2,102                2,445

Summarized financial information for these subsidiaries is as follows:

                                                                                     DECEMBER 31
                                                                               2002                2001
                                                                       -----------------------------------------
                                                                                    (IN THOUSANDS)
   Revenues                                                              $      7,929,991   $       5,911,580
   Income before net realized gains on investments                               (235,729)            (75,842)
   Net loss                                                                      (277,136)           (126,933)
   Admitted assets                                                             24,301,380          20,556,877
   Liabilities                                                                 23,490,301          19,795,838

13. CAPITAL AND SURPLUS

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                      DECEMBER 31
                                                       2002                                 2001
                                        ------------------------------------ ------------------------------------
                                            CARRYING            FAIR             CARRYING            FAIR
                                             AMOUNT             VALUE             AMOUNT             VALUE
                                        ----------------- ------------------ ----------------- ------------------
                                                                     (IN THOUSANDS)
Assets:
   Bonds                                $   2,925,958     $    3,033,282     $    2,628,098    $     2,642,549
   Preferred stocks                               441                441                490                490
   Unaffiliated common stocks                     285                285                306                306
   Mortgage loans                             859,953            943,421            842,243            875,493
   Policy loans                               130,790            130,790            139,826            139,826
   Derivative securities                       32,833             26,805             63,111             47,978
   Short-term investments                      19,971             19,971             53,000             53,000
   Cash                                         5,131              5,131             14,592             14,592
   Investment in surplus notes                135,000            191,228            185,000            268,149
   Indebtedness from related parties          107,057            107,056             29,867             29,867
   Separate account assets                    959,377            959,377          1,406,693          1,406,693
   Receivable for securities                      207                207              3,950              3,950

Liabilities:
   Individual and group annuities           2,852,482          2,794,933          2,611,782          2,439,374
   Deposit type contract                      189,296            190,706            152,194            152,194
   Policyholder funds                          26,333             26,333             26,893             26,893
   Indebtedness to related parties             66,200             66,200             21,091             21,091
   Separate account liabilities               959,377            959,377          1,406,693          1,406,693
   Payable for securities                           -                 -              56,485             56,485


                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     FIXED MATURITIES AND EQUITY SECURITIES: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $3,945,966,000 and $3,402,211,000
     respectively.

     MORTGAGE LOANS: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     DERIVATIVE   FINANCIAL   INSTRUMENTS:   Fair  values  for  on-balance-sheet
     derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

     INVESTMENT IN SURPLUS NOTES: Estimated fair values for investments in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

     GUARANTEED INVESTMENT CONTRACTS: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

15. COMMITMENTS AND CONTINGENCIES

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $4,951,000 and $3,254,000, respectively. At December 31, 2002 minimum rental payments due under all non-cancelable operating leases are: 2003- $5,268,000, 2004 - $5,324,000, 2005 - $5,324,000, 2006 -
$5,324,000, 2007 - $5,135,000 and $47,414,000 thereafter.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

16. FINANCING AGREEMENTS

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $171,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

                    Equitable Life Insurance Company of Iowa

16. FINANCING AGREEMENTS (CONTINUED)

The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

17. RELATED PARTY TRANSACTIONS

AFFILIATES

Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

INVESTMENT MANAGEMENT: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $10,395,000 and $9,730,000 for the year ended December 31, 2002 and 2001, respectfully.

INTER-INSURER SERVICES AGREEMENT: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements was $3,292,000 and $16,610,000 for the year ended December 31, 2002 and 2001, respectfully.

RECIPROCAL LOAN AGREEMENT: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S.
commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $170,000 and interest income of $615,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $0 receivable from ING AIH.

                    Equitable Life Insurance Company of Iowa

17. RELATED PARTY TRANSACTIONS (CONTINUED)

AFFILIATES (CONTINUED)

TAX SHARING AGREEMENTS: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

SERVICE AGREEMENT WITH ING FINANCIAL ADVISER, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

SUBSIDIARIES

The Company owns, as of December 31, 2002, the capital stock of, valued on the equity basis, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

18. GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

The  Company  accrues  the cost of future  guaranty  fund  assessments  based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $3,465,000 and $3,759,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $473,000 and $771,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19. REGULATORY RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company met the RBC requirements.

FINANCIAL STATEMENTS
Equitable Life Insurance Company of Iowa
   Separate Account A
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                              Financial Statements


                          Year ended December 31, 2002




                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Assets and Liabilities..........................................2
Statement of Operations......................................................8
Statements of Changes in Net Assets.........................................14
Notes to Financial Statements...............................................22

19

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of assets and liabilities of Equitable Life Insurance Company of Iowa Separate Account A (the "Account") (comprised of the GCG Trust All Cap, GCG Trust Capital Appreciation, GCG Trust Capital Growth, GCG Trust Capital Guardian Small Cap, GCG Trust Core Bond, GCG Trust Developing World, GCG Trust Equity Income, GCG Trust Fully Managed, GCG Trust Growth, GCG Trust Hard Assets, GCG Trust International Equity, GCG Trust Investors, GCG Trust Large Cap Value, GCG Trust Limited Maturity Bond, GCG Trust Liquid Assets, GCG Trust Managed Global, GCG Trust Mid-Cap Growth, GCG Trust Real Estate, GCG Trust Research, GCG Trust Strategic Equity, GCG Trust Total Return, GCG Trust Value Equity, GCG Trust Van Kampen Growth and Income, ING VP Worldwide Growth, Greenwich Appreciation, PIMCO High Yield, PIMCO StocksPLUS Growth and Income, Prudential Jennison, Smith Barney Select Balanced, Smith Barney Select Conservative, Smith Barney Select Growth, Smith Barney Select High Growth, Smith Barney High Income, Smith Barney Select Income, Smith Barney International All Cap Growth, Smith Barney Large Cap Value and Smith Barney Money Market Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Assets and Liabilities

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                                     GCG TRUST
                                                        GCG TRUST      GCG TRUST      CAPITAL                    GCG TRUST
                                         GCG TRUST      CAPITAL        CAPITAL       GUARDIAN      GCG TRUST    DEVELOPING
                                          ALL CAP     APPRECIATION      GROWTH       SMALL CAP     CORE BOND      WORLD
                                       -------------------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at
      fair value                              $4,399         $3,558        $39,965       $20,507       $11,090       $1,908
                                       -------------------------------------------------------------------------------------
 Total assets                                  4,399          3,558         39,965        20,507        11,090        1,908
                                       -------------------------------------------------------------------------------------

 Net assets                                   $4,399         $3,558        $39,965       $20,507       $11,090       $1,908
                                       =====================================================================================

 Accumulation units outstanding              514,966        236,488      3,960,030     1,562,068       872,902      306,642
                                       =====================================================================================

 Value per accumulation unit                   $8.55         $15.06         $10.10        $13.14        $12.71        $6.23
                                       =====================================================================================

 Total number of mutual fund shares          514,346        355,176      4,484,375     2,618,219     1,068,248      301,197
                                       =====================================================================================

 Cost of mutual fund shares                   $5,672         $4,997        $67,412       $29,206       $11,133       $2,235
                                       =====================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                         GCG TRUST   GCG TRUST                                            GCG TRUST
                                          EQUITY       FULLY       GCG TRUST   GCG TRUST     GCG TRUST   INTERNATIONAL
                                          INCOME      MANAGED       GROWTH    HARD ASSETS      EQUITY      INVESTORS
                                       -------------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at
      fair value                             $5,182      $34,302      $50,973       $1,157        $18,980      $2,622
                                       -------------------------------------------------------------------------------
 Total assets                                 5,182       34,302       50,973        1,157         18,980       2,622
                                       -------------------------------------------------------------------------------

 Net assets                                  $5,182      $34,302      $50,973       $1,157        $18,980      $2,622
                                       ===============================================================================

 Accumulation units outstanding             253,526    1,227,501    4,849,912       82,414      2,652,840     325,164
                                       ===============================================================================

 Value per accumulation unit                 $20.45       $27.96       $10.52       $14.05          $7.16       $8.07
                                       ===============================================================================

 Total number of mutual fund shares         533,385    2,003,635    5,249,858      118,064      2,755,397     327,232
                                       ===============================================================================

 Cost of mutual fund shares                  $5,824      $35,437      $96,352       $1,240        $33,487      $3,474
                                       ===============================================================================

SEE ACCOMPANYING NOTES.




                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                      GCG TRUST
                                         GCG TRUST     LIMITED      GCG TRUST    GCG TRUST     GCG TRUST
                                         LARGE CAP     MATURITY       LIQUID        MANAGED      MID-CAP     GCG TRUST
                                           VALUE         BOND         ASSET        GLOBAL        GROWTH     REAL ESTATE
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                              $4,947      $37,727       $39,345        $1,966      $80,145        $5,819
                                       ----------------------------------------------------------------------------------
 Total assets                                  4,947       37,727        39,345         1,966       80,145         5,819
                                       ----------------------------------------------------------------------------------

 Net assets                                   $4,947      $37,727       $39,345        $1,966      $80,145        $5,819
                                       ==================================================================================

 Accumulation units outstanding              657,418    1,872,146     2,484,858       142,642    4,997,660       207,524
                                       ==================================================================================

 Value per accumulation unit                   $7.53       $20.16        $15.84        $13.80       $16.05        $28.06
                                       ==================================================================================

 Total number of mutual fund shares          639,508    3,299,147    39,360,433       237,371   11,049,696       389,009
                                       ==================================================================================

 Cost of mutual fund shares                   $6,125      $36,695       $39,360        $2,453     $230,405        $6,290
                                       ==================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                                              GCG TRUST
                                                       GCG TRUST    GCG TRUST    GCG TRUST    VAN KAMPEN      ING VP
                                         GCG TRUST     STRATEGIC     TOTAL         VALUE      GROWTH AND     WORLDWIDE
                                         RESEARCH       EQUITY       RETURN        EQUITY       INCOME        GROWTH
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                            $138,266       $4,527      $166,050        $2,229      $39,777          $342
                                       ----------------------------------------------------------------------------------
 Total assets                                138,266        4,527       166,050         2,229       39,777           342
                                       ----------------------------------------------------------------------------------

 Net assets                                 $138,266       $4,527      $166,050        $2,229      $39,777          $342
                                       ==================================================================================

 Accumulation units outstanding            9,139,249      457,280     8,639,777       148,682    2,188,290        65,581
                                       ==================================================================================

 Value per accumulation unit                  $15.14        $9.91        $19.23        $15.00       $18.19         $5.21
                                       ==================================================================================

 Total number of mutual fund shares       11,572,040      504,201    11,219,015       174,197    2,310,259        63,550
                                       ==================================================================================

 Cost of mutual fund shares                 $226,840       $6,635      $177,752        $2,638      $52,719          $486
                                       ==================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                     PIMCO                      SMITH        SMITH
                                                        PIMCO      STOCKSPLUS                   BARNEY       BARNEY
                                        GREENWICH       HIGH       GROWTH AND   PRUDENTIAL      SELECT       SELECT
                                       APPRECIATION     YIELD       INCOME       JENNISON      BALANCED      GROWTH
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                             $48,404       $3,603        $6,464          $377      $42,913       $33,211
                                       ----------------------------------------------------------------------------------
 Total assets                                 48,404        3,603         6,464           377       42,913        33,211
                                       ----------------------------------------------------------------------------------

 Net assets                                  $48,404       $3,603        $6,464          $377      $42,913       $33,211
                                       ==================================================================================

 Accumulation units outstanding            3,489,321      366,315       803,498        88,519    3,659,939     3,472,468
                                       ==================================================================================

 Value per accumulation unit                  $13.88        $9.84         $8.05         $4.27       $11.73         $9.57
                                       ==================================================================================

 Total number of mutual fund shares        2,754,680      502,811       892,292        29,784    4,458,538     4,373,934
                                       ==================================================================================

 Cost of mutual fund shares                  $57,137       $3,745        $7,099          $405      $52,047       $49,114
                                       ==================================================================================

SEE ACCOMPANYING NOTES.




                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                     SMITH
                                          SMITH                      BARNEY                       SMITH
                                          BARNEY       SMITH      INTERNATIONAL     SMITH         BARNEY
                                        SELECT HIGH  BARNEY HIGH     ALL CAP     BARNEY LARGE     MONEY
                                          GROWTH       INCOME        GROWTH       CAP VALUE       MARKET
                                       --------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                             $19,688      $11,480       $13,559       $47,557      $15,717
                                       --------------------------------------------------------------------
 Total assets                                 19,688       11,480        13,559        47,557       15,717
                                       --------------------------------------------------------------------

 Net assets                                  $19,688      $11,480       $13,559       $47,557      $15,717
                                       ====================================================================

 Accumulation units outstanding            2,139,444    1,018,268     1,538,169     3,377,165    1,254,712
                                       ====================================================================

 Value per accumulation unit                   $9.21       $11.28         $8.82        $14.09       $12.53
                                       ====================================================================

 Total number of mutual fund shares        2,386,310    1,834,596     1,543,442     3,598,795   15,716,932
                                       ====================================================================

 Cost of mutual fund shares                  $29,782      $18,814       $23,909       $70,793      $15,722
                                       ====================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                           GCG TRUST
                                                                 GCG TRUST     GCG TRUST    CAPITAL                 GCG TRUST
                                                   GCG TRUST      CAPITAL       CAPITAL    GUARDIAN     GCG TRUST   DEVELOPING
                                                    ALL CAP     APPRECIATION    GROWTH     SMALL CAP    CORE BOND     WORLD
                                                  ------------------------------------------------------------------------------


NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $    11       $    5       $     -   $      32       $ 241        $   -
                                                  ------------------------------------------------------------------------------
Total investment income                                     11            5             -          32         241            -

Expenses:
   Mortality and expense risk and other charges             94           74           807         424         133           41
                                                  ------------------------------------------------------------------------------
Total expenses                                              94           74           807         424         133           41
                                                  ------------------------------------------------------------------------------
Net investment income (loss)                               (83)         (69)         (807)       (392)        108          (41)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                   (760)        (811)       (7,413)    (10,789)       (267)        (851)
Capital gains distributions                                  -            1            (1)          -          14           (2)
                                                  ------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                            (760)        (810)       (7,414)    (10,789)       (253)        (853)

Net unrealized appreciation (depreciation) of
   investments                                          (1,127)        (804)      (12,571)      2,910         730          549
                                                  ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $(1,970)     $(1,683)     $(20,792)    $(8,271)       $585        $(345)
                                                  ==============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                    GCG TRUST   GCG TRUST                  GCG TRUST    GCG TRUST
                                                     EQUITY       FULLY       GCG TRUST      HARD     INTERNATIONAL  GCG TRUST
                                                     INCOME      MANAGED       GROWTH       ASSETS       EQUITY      INVESTORS
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $    75       $  526     $      -         $  7      $   167        $   22
                                                  -------------------------------------------------------------------------------
Total investment income                                    75          526            -            7          167            22

Expenses:
   Mortality and expense risk and other charges            90          543        1,082           14          367            48
                                                  -------------------------------------------------------------------------------
Total expenses                                             90          543        1,082           14          367            48
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                              (15)         (17)      (1,082)          (7)        (200)          (26)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (553)         434      (33,544)         (41)      (5,800)         (246)
Capital gains distributions                                25          376            3            -           (2)            1
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (528)         810      (33,541)         (41)      (5,802)         (245)

Net unrealized appreciation (depreciation) of
   investments                                           (492)      (1,822)       8,389          (56)       1,586          (629)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(1,035)     $(1,029)    $(26,234)       $(104)     $(4,416)        $(900)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                 GCG TRUST
                                                   GCG TRUST     LIMITED     GCG TRUST    GCG TRUST     GCG TRUST     GCG TRUST
                                                   LARGE CAP     MATURITY      LIQUID      MANAGED       MID-CAP        REAL
                                                     VALUE         BOND        ASSET        GLOBAL       GROWTH        ESTATE
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $   12       $1,138        $ 581         $  3      $     -         $ 199
                                                  -------------------------------------------------------------------------------
Total investment income                                    12        1,138          581            3            -           199

Expenses:
   Mortality and expense risk and other charges            80          516          697           33        1,911            84
                                                  -------------------------------------------------------------------------------
Total expenses                                             80          516          697           33        1,911            84
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                              (68)         622         (116)         (30)      (1,911)          115

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (413)         471            -         (427)     (24,704)          (56)
Capital gains distributions                                 4           72            -           (1)          12            67
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (409)         543            -         (428)     (24,692)           11

Net unrealized appreciation (depreciation) of                                         -
   investments                                         (1,085)         685                       (57)     (64,615)         (438)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(1,562)      $1,850        $(116)       $(515)    $(91,218)        $(312)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                        GCG TRUST
                                                                GCG TRUST    GCG TRUST    GCG TRUST    VAN KAMPEN      ING VP
                                                    GCG TRUST   STRATEGIC      TOTAL        VALUE      GROWTH AND     WORLDWIDE
                                                    RESEARCH      EQUITY       RETURN       EQUITY       INCOME        GROWTH
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $   712        $   -     $  3,863        $  17      $   392        $    -
                                                  -------------------------------------------------------------------------------
Total investment income                                   712            -        3,863           17          392             -

Expenses:
   Mortality and expense risk and other charges         2,829          105        2,881           42          753             6
                                                  -------------------------------------------------------------------------------
Total expenses                                          2,829          105        2,881           42          753             6
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                           (2,117)        (105)         982          (25)        (361)           (6)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments               (13,584)      (1,734)       1,509         (319)      (2,007)          (18)
Capital gains distributions                                 7            1           70            8            2             -
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (13,577)      (1,733)       1,579         (311)      (2,005)          (18)

Net unrealized appreciation (depreciation) of
   investments                                        (40,071)        (875)     (15,660)        (246)      (6,075)          (76)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $(55,765)     $(2,713)    $(13,099)       $(582)     $(8,441)        $(100)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                               PIMCO                    SMITH         SMITH
                                                                  PIMCO      STOCKSPLUS                 BARNEY       BARNEY
                                                   GREENWICH      HIGH       GROWTH AND  PRUDENTIAL     SELECT       SELECT
                                                  APPRECIATION    YIELD       INCOME      JENNISON     BALANCED      GROWTH
                                                  -----------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $  817       $  341      $   186         $  -      $3,173       $ 4,272
                                                  -----------------------------------------------------------------------------
Total investment income                                   817          341          186            -       3,173         4,272

Expenses:
   Mortality and expense risk and other charges           908           65          105            7         750           633
                                                  -----------------------------------------------------------------------------
Total expenses                                            908           65          105            7         750           633
                                                  -----------------------------------------------------------------------------
Net investment income (loss)                              (91)         276           81           (7)      2,423         3,639

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                   (36)        (452)      (3,364)        (106)     (1,225)       (1,022)
Capital gains distributions                                (2)          (1)           3            -           -         2,278
                                                  -----------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                            (38)        (453)      (3,361)        (106)     (1,225)        1,256

Net unrealized appreciation (depreciation) of
   investments                                        (12,399)          47        1,598          (41)     (5,545)      (13,800)
                                                  -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $(12,528)       $(130)     $(1,682)       $(154)    $(4,347)      $(8,905)
                                                  =============================================================================

SEE ACCOMPANYING NOTES.


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                               SMITH
                                                     SMITH                     BARNEY       SMITH         SMITH
                                                     BARNEY       SMITH     INTERNATIONAL   BARNEY       BARNEY
                                                  SELECT HIGH  BARNEY HIGH     ALL CAP     LARGE CAP     MONEY
                                                     GROWTH       INCOME       GROWTH        VALUE       MARKET
                                                  -----------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $   268     $  2,936      $   160       $ 2,231      $  218
                                                  -----------------------------------------------------------------
Total investment income                                   268        2,936          160         2,231         218

Expenses:
   Mortality and expense risk and other charges           399          197          269           942         289
                                                  -----------------------------------------------------------------
Total expenses                                            399          197          269           942         289
                                                  -----------------------------------------------------------------
Net investment income (loss)                             (131)       2,739         (109)        1,289         (71)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (715)      (2,026)        (877)       (1,971)          -
Capital gains distributions                                13            -            1            (2)          -
                                                  -----------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (702)      (2,026)        (876)       (1,973)          -

Net unrealized appreciation (depreciation) of                                                                   -
   investments                                         (6,396)      (1,378)      (4,578)      (18,368)
                                                  -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(7,229)    $   (665)     $(5,563)     $(19,052)       $(71)
                                                  =================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                                       GCG TRUST
                                                            GCG TRUST      GCG TRUST      GCG TRUST                     CAPITAL
                                               GCG TRUST     CAPITAL        CAPITAL       GUARDIAN      GCG TRUST      DEVELOPING
                                                ALL CAP    APPRECIATION      GROWTH       SMALL CAP     CORE BOND        WORLD
                                              -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $3,498       $7,486       $94,977        $33,305        $6,976        $2,848

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (18)         (89)       (1,171)          (434)          (84)          (15)
   Net realized gain (loss) on investments
     and capital gains distributions                    (96)        (834)       (1,822)       (10,004)          (90)         (456)
   Net unrealized appreciation
     (depreciation) of investments                      (78)         (91)      (11,343)         9,004           234           180
                                              -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (192)      (1,014)      (14,336)        (1,434)           60          (291)

Changes from principal transactions:
   Purchase payments                                    480          420         2,764          1,858           168           131
   Contract distributions and terminations             (415)        (290)       (2,877)        (1,296)         (339)         (136)
   Transfer payments from (to) other
     Divisions, net                                   3,357         (940)      (10,528)        (1,873)          181          (207)
                                              -------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      3,422         (810)      (10,641)        (1,311)           10          (212)
                                              -------------------------------------------------------------------------------------
Total increase (decrease)                             3,230       (1,824)      (24,977)        (2,745)           70          (503)
                                              -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       6,728        5,662        70,000         30,560         7,046         2,345

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (83)         (69)         (807)          (392)          108           (41)
   Net realized gain (loss) on investments
     and capital gains distributions                   (760)        (810)       (7,414)       (10,789)         (253)         (853)
   Net unrealized appreciation
     (depreciation) of investments                   (1,127)        (804)      (12,571)         2,910           730           549
                                              -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,970)      (1,683)      (20,792)        (8,271)          585          (345)

Changes from principal transactions:
   Purchase payments                                    377          377         1,776          1,382           178           117
   Contract distributions and terminations             (363)        (227)       (2,431)        (1,029)         (570)         (116)
   Transfer payments from (to) other
     Divisions, net                                    (373)        (571)       (8,588)        (2,135)        3,851           (93)
                                              -------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                       (359)        (421)       (9,243)        (1,782)        3,459           (92)
                                              -------------------------------------------------------------------------------------
Total increase (decrease)                            (2,329)      (2,104)      (30,035)       (10,053)        4,044          (437)
                                              -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $4,399       $3,558       $39,965        $20,507       $11,090        $1,908
                                              =====================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                GCG TRUST                                                GCG TRUST
                                                 EQUITY       GCG TRUST      GCG TRUST     GCG TRUST   INTERNATIONAL   GCG TRUST
                                                 INCOME     FULLY MANAGED     GROWTH      HARD ASSETS     EQUITY       INVESTORS
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $2,868       $22,390       $149,234          $248       $40,696        $2,948

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          23           373         (1,690)           (3)         (479)          (25)
   Net realized gain (loss) on investments
     and capital gains distributions                    140         1,339         (7,527)          (13)       (2,919)          (25)
   Net unrealized appreciation
     (depreciation) of investments                     (210)          134        (36,688)          (25)       (6,038)         (219)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          (47)        1,846        (45,905)          (41)       (9,436)         (269)

Changes from principal transactions:
   Purchase payments                                    279         1,047          5,770            23         1,173           133
   Contract distributions and terminations             (339)       (1,278)        (4,479)           (9)       (1,344)         (349)
   Transfer payments from (to) other
     Divisions, net                                   2,957         6,015        (14,356)           69        (3,881)        1,321
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      2,897         5,784        (13,065)           83        (4,052)        1,105
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                             2,850         7,630        (58,970)           42       (13,488)          836
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       5,718        30,020         90,264           290        27,208         3,784

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (15)          (17)        (1,082)           (7)         (200)          (26)
   Net realized gain (loss) on investments
     and capital gains distributions                   (528)          810        (33,541)          (41)       (5,802)         (245)
   Net unrealized appreciation
     (depreciation) of investments                     (492)       (1,822)         8,389           (56)        1,586          (629)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,035)       (1,029)       (26,234)         (104)       (4,416)         (900)

Changes from principal transactions:
   Purchase payments                                    431         1,383          3,882            49           896           102
   Contract distributions and terminations             (231)       (1,858)        (2,955)          (34)         (935)         (344)
   Transfer payments from (to) other
     Divisions, net                                     299         5,786        (13,984)          956        (3,773)          (20)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                        499         5,311        (13,057)          971        (3,812)         (262)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                              (536)        4,282        (39,291)          867        (8,228)       (1,162)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $5,182       $34,302        $50,973        $1,157       $18,980        $2,622
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                GCG TRUST     GCG TRUST                    GCG TRUST     GCG TRUST
                                                LARGE CAP      LIMITED       GCG TRUST      MANAGED       MID-CAP      GCG TRUST
                                                  VALUE     MATURITY BOND  LIQUID ASSET     GLOBAL        GROWTH      REAL ESTATE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $3,835       $28,117        $33,989        $1,263      $290,161        $2,484

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (60)          762            820           (23)       (2,656)           84
   Net realized gain (loss) on investments
     and capital gains distributions                   (120)          297              3          (291)       (4,056)          133
   Net unrealized appreciation
     (depreciation) of investments                       (2)          985              -            73       (64,015)          (51)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (182)        2,044            823          (241)      (70,727)          166

Changes from principal transactions:
   Purchase payments                                    410           990         11,928           209         6,147           178
   Contract distributions and terminations             (398)       (1,805)       (66,550)          (78)       (8,115)         (155)
   Transfer payments from (to) other
     Divisions, net                                   2,108         2,215         61,522           805       (22,261)        1,041
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      2,120         1,400          6,900           936       (24,229)        1,064
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                             1,938         3,444          7,723           695       (94,956)        1,230
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       5,773        31,561         41,712         1,958       195,205         3,714

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (68)          622           (116)          (30)       (1,911)          115
   Net realized gain (loss) on investments
     and capital gains distributions                   (409)          543              -          (428)      (24,692)           11
   Net unrealized appreciation
     (depreciation) of investments                   (1,085)          685              -           (57)      (64,615)         (438)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,562)        1,850           (116)         (515)      (91,218)         (312)

Changes from principal transactions:
   Purchase payments                                    421           816          4,406           168         4,034           233
   Contract distributions and terminations             (329)       (2,177)       (62,990)          (67)       (5,173)         (252)
   Transfer payments from (to) other
     Divisions, net                                     644         5,677         56,333           422       (22,703)        2,436
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                        736         4,316         (2,251)          523       (23,842)        2,417
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                              (826)        6,166         (2,367)            8      (115,060)        2,105
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $4,947       $37,727        $39,345        $1,966       $80,145        $5,819
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                              GCG TRUST                                 VAN KAMPEN       ING VP
                                                GCG TRUST     STRATEGIC      GCG TRUST     GCG TRUST    GROWTH AND     WORLDWIDE
                                                RESEARCH        EQUITY     TOTAL RETURN  VALUE EQUITY     INCOME         GROWTH
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $337,706       $12,200       $216,748        $2,762       $70,757          $231

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (3,703)         (152)         5,588           (16)         (715)           (4)
   Net realized gain (loss) on investments
     and capital gains distributions                  6,583        (4,132)         8,790           (89)         (573)          (16)
   Net unrealized appreciation
     (depreciation) of investments                  (78,089)        1,392        (16,752)         (188)       (8,307)          (49)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (75,209)       (2,892)        (2,374)         (293)       (9,595)          (69)

Changes from principal transactions:
   Purchase payments                                  5,929           693          5,429           125         2,409            60
   Contract distributions and terminations           (9,551)         (507)        (8,854)         (171)       (2,459)           (4)
   Transfer payments from (to) other
     Divisions, net                                 (31,651)         (741)        (8,509)          500        (6,624)           80
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                    (35,273)         (555)       (11,934)          454        (6,674)          136
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                          (110,482)       (3,447)       (14,308)          161       (16,269)           67
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                     227,224         8,753        202,440         2,923        54,488           298

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (2,117)         (105)           982           (25)         (361)           (6)
   Net realized gain (loss) on investments
     and capital gains distributions                (13,577)       (1,733)         1,579          (311)       (2,005)          (18)
   Net unrealized appreciation
     (depreciation) of investments                  (40,071)         (875)       (15,660)         (246)       (6,075)          (76)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (55,765)       (2,713)       (13,099)         (582)       (8,441)         (100)

Changes from principal transactions:
   Purchase payments                                  4,048           359          4,170           129         2,145            66
   Contract distributions and terminations           (7,906)         (269)        (9,781)         (219)       (2,138)           (4)
   Transfer payments from (to) other
     Divisions, net                                 (29,335)       (1,603)       (17,680)          (22)       (6,277)           82
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                    (33,193)       (1,513)       (23,291)         (112)       (6,270)          144
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (88,958)       (4,226)       (36,390)         (694)      (14,711)           44
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $138,266        $4,527       $166,050        $2,229       $39,777          $342
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                               PIMCO
                                                                            STOCKSPLUS                 SMITH BARNEY   SMITH BARNEY
                                                GREENWICH     PIMCO HIGH    GROWTH AND    PRUDENTIAL      SELECT         SELECT
                                              APPRECIATION      YIELD         INCOME       JENNISON      BALANCED     CONSERVATIVE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $81,169        $4,359         $8,740          $183       $52,848       $11,740

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (283)          311            203            (3)        1,288           755
   Net realized gain (loss) on investments              876          (322)          (738)          (97)        2,189          (781)
     and capital gains distributions
   Net unrealized appreciation                       (5,088)           40           (558)           62        (5,398)          200
     (depreciation) of investments
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (4,495)           29         (1,093)          (38)       (1,921)          174

Changes from principal transactions:
   Purchase payments                                    755           284            301            63           207            10
   Contract distributions and terminations           (2,661)         (284)          (275)          (10)       (3,135)         (334)
   Transfer payments from (to) other
     Divisions, net                                  (3,917)           44            (35)          288         7,900       (11,590)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (5,823)           44             (9)          341         4,972       (11,914)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (10,318)           73         (1,102)          303         3,051       (11,740)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      70,851         4,432          7,638           486        55,899             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (91)          276             81            (7)        2,423             -
   Net realized gain (loss) on investments
     and capital gains distributions                    (38)         (453)        (3,361)         (106)       (1,225)            -
   Net unrealized appreciation
     (depreciation) of investments                  (12,399)           47          1,598           (41)       (5,545)            -
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (12,528)         (130)        (1,682)         (154)       (4,347)            -

Changes from principal transactions:
   Purchase payments                                    320           119            289            56           100             -
   Contract distributions and terminations           (2,933)         (241)          (248)          (21)       (2,663)            -
   Transfer payments from (to) other
     Divisions, net                                  (7,306)         (577)           467            10        (6,076)            -
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (9,919)         (699)           508            45        (8,639)            -
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (22,447)         (829)        (1,174)         (109)      (12,986)            -
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $48,404        $3,603         $6,464          $377       $42,913   $         -
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                       SMITH BARNEY
                                              SMITH BARNEY   SMITH BARNEY  SMITH BARNEY                INTERNATIONAL  SMITH BARNEY
                                                 SELECT      SELECT HIGH      SELECT     SMITH BARNEY     ALL CAP      LARGE CAP
                                                 GROWTH         GROWTH        INCOME      HIGH INCOME     GROWTH         VALUE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $61,706       $43,287         $3,317       $16,345       $35,967       $91,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (804)        1,269            271         1,610          (396)         (102)
   Net realized gain (loss) on investments
     and capital gains distributions                    224         1,768           (353)         (884)          210         3,553
   Net unrealized appreciation
     (depreciation) of investments                   (6,185)       (8,765)           136        (1,537)      (11,179)      (12,057)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets             (6,765)       (5,728)            54          (811)      (11,365)       (8,606)
     resulting from operations

Changes from principal transactions:
   Purchase payments                                    480           385              2           117           291           789
   Contract distributions and terminations           (1,662)       (1,219)           (92)         (604)         (731)       (3,286)
   Transfer payments from (to) other
     Divisions, net                                  (4,315)       (5,115)        (3,281)         (717)       (2,158)       (4,065)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (5,497)       (5,949)        (3,371)       (1,204)       (2,598)       (6,562)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (12,262)      (11,677)        (3,317)       (2,015)      (13,963)      (15,168)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      49,444        31,610              -        14,330        22,004        76,678

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       3,639          (131)             -         2,739          (109)        1,289
   Net realized gain (loss) on investments
     and capital gains distributions                  1,256          (702)             -        (2,026)         (876)       (1,973)
   Net unrealized appreciation
     (depreciation) of investments                  (13,800)       (6,396)             -        (1,378)       (4,578)      (18,368)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (8,905)       (7,229)             -          (665)       (5,563)      (19,052)

Changes from principal transactions:
   Purchase payments                                    294           250              -            87           131           344
   Contract distributions and terminations           (1,847)         (855)             -          (909)         (637)       (2,730)
   Transfer payments from (to) other
     Divisions, net                                  (5,775)       (4,088)             -        (1,363)       (2,376)       (7,683)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (7,328)       (4,693)             -        (2,185)       (2,882)      (10,069)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (16,233)      (11,922)             -        (2,850)       (8,445)      (29,121)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $33,211       $19,688          $   -       $11,480       $13,559       $47,557
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)


                                              SMITH BARNEY
                                              MONEY MARKET
                                              --------------

NET ASSETS AT JANUARY 1, 2001                        $9,261

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         236
   Net realized gain (loss) on investments
     and capital gains distributions                     (1)
   Net unrealized appreciation
     (depreciation) of investments                        -
                                              --------------
   Net increase (decrease) in net assets                235
     resulting from operations

Changes from principal transactions:
   Purchase payments                                   (179)
   Contract distributions and terminations          (36,467)
   Transfer payments from (to) other
     Divisions, net                                  44,792
                                              --------------
   Increase (decrease) in net assets derived
     from principal transactions                      8,146
                                              --------------
Total increase (decrease)                             8,381
                                              --------------
NET ASSETS AT DECEMBER 31, 2001                      17,642

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (71)
   Net realized gain (loss) on investments
     and capital gains distributions                      -
   Net unrealized appreciation
     (depreciation) of investments                        -
                                              --------------
   Net increase (decrease) in net assets                (71)
     resulting from operations

Changes from principal transactions:
   Purchase payments                                     34
   Contract distributions and terminations          (51,044)
   Transfer payments from (to) other
     Divisions, net                                  49,156
                                              --------------
   Increase (decrease) in net assets derived
     from principal transactions                     (1,854)
                                              --------------
Total increase (decrease)                            (1,925)
                                              --------------
NET ASSETS AT DECEMBER 31, 2002                     $15,717
                                              ==============
SEE ACCOMPANYING NOTES.


This page intentionally left blank.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2002


1. ORGANIZATION

Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Equitable Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Equitable Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Equitable Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Equitable Life.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

At December 31, 2002, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), eleven of which invest in an independently managed mutual fund portfolio and twenty-four of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

The GCG Trust:                              ING Variable Insurance Trust:
o  All Cap Series                           o  ING VP Worldwide Growth Series
o  Capital Appreciation Series              Greenwich Street Series Fund:
o  Capital Growth Series                    o  Appreciation Portfolio
o  Capital Guardian Small Cap Series        The PIMCO Variable Insurance Trust:
o  Core Bond Series                         o  PIMCO High Yield Portfolio
o  Developing World Series                  o  PIMCO StocksPLUS Growth and Income Portfolio
o  Equity Income Series                     Prudential Series Fund, Inc.:
o  Fully Managed Series                     o  Jennison Portfolio
o  Growth Series                            Smith Barney Allocation Series Inc.:
o  Hard Assets Series                       o  Smith Barney Select Balanced Portfolio
o  International Equity Series              o  Smith Barney Select Growth Portfolio
o  Investors Series                         o  Smith Barney Select High Growth Portfolio
o  Large Cap Value Series                   Travelers Series Fund Inc.:
o  Limited Maturity Bond Series             o  Smith Barney High Income Portfolio
o  Liquid Asset Series                      o  Smith Barney International All Cap Growth Portfolio
o  Managed Global Series                    o  Smith Barney Large Cap Value Portfolio
o  Mid-Cap Growth Series                    o  Smith Barney Money Market Portfolio
o  Real Estate Series
o  Research Series
o  Strategic Equity Series
o  Total Return Series
o  Value Equity Series
o  Van Kampen Growth and Income Series

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current Contractowners. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 1, 2001, Pacific Investment Manager began serving as Portfolio Manager for the Global Fixed Income Series. At that date, the name of the Global Fixed Income Series was changed to the Core Bond Series.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and
Trusts:

                 CURRENT NAME                         FORMER NAME
--------------------------------------------------------------------------------
The GCG Trust:                               The GCG Trust:
   GCG Trust Van Kampen Growth and Income       GCG Trust Rising Dividends
ING Variable Insurance Trust:                Pilgrim Variable Insurance Trust:
   ING VP Worldwide Growth                       Pilgrim Worldwide Growth

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Equitable Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Equitable Life.

VARIABLE ANNUITY RESERVES

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Equitable Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




3. CHARGES AND FEES (CONTINUED)

ANNUAL CONTRACT CHARGES

An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES

A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, Equitable Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to The GCG Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.53% to 1.75% of the average net assets of each respective Series. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VP Worldwide Growth Portfolio.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                           YEAR ENDED DECEMBER 31
                                                                        2002                     2001
                                                              --------------------------------------------------
                                                               PURCHASES      SALES     PURCHASES      SALES
                                                              --------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
  The GCG Trust:
     All Cap                                                       $ 2,753     $ 3,191       $6,067      $2,652
     Capital Appreciation                                            1,013       1,497        3,064       3,950
     Capital Growth                                                  3,953      13,973        6,575      18,381
     Capital Guardian Small Cap                                      3,660       5,815        7,404       9,146
     Core Bond                                                       6,924       3,338        1,092       1,149
     Developing World                                                1,403       1,536        1,123       1,346
     Equity Income                                                   5,072       4,560        8,280       5,257
     Fully Managed                                                  14,097       8,407       18,532      11,887
     Growth                                                          8,055      22,144       40,269      54,933
     Hard Assets                                                     2,275       1,310          215         135
     International Equity                                            1,442       5,442        6,564      11,090
     Investors                                                         639         924        1,847         764
     Large Cap Value                                                 2,061       1,386        3,554       1,492
     Limited Maturity Bond                                          14,426       9,400       15,339      13,178
     Liquid Asset                                                   41,782      44,134       93,492      85,769
     Managed Global                                                    964         471        1,282         370
     Mid-Cap Growth                                                  2,594      28,268        9,558      36,159
     Real Estate                                                     5,314       2,711        4,019       2,824
     Research                                                        1,130      36,331       10,004      43,088
     Strategic Equity                                                1,289       2,901        6,721       7,362
     Total Return                                                    7,626      29,772       21,204      23,295
     Value Equity                                                    1,333       1,461        2,954       2,479
     Van Kampen Growth and Income                                    2,413       9,013        4,096      10,855
  ING Variable Insurance Trust:
     ING VP Worldwide Growth                                           164          26          180          48
  Greenwich Street Series Fund:
     Appreciation                                                    2,645      12,629        3,206       9,310
  The PIMCO Variable Insurance Trust:
     PIMCO High  Yield                                               3,695       4,118        4,270       3,912
     PIMCO StocksPLUS Growth and Income                              6,130       5,534        2,231       2,034
  Prudential Series Fund, Inc.:
     Jennison                                                          552         512          639         299



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31
                                                                        2002                     2001
                                                              --------------------------------------------------
                                                               PURCHASES      SALES     PURCHASES      SALES
                                                              --------------------------------------------------
  Smith Barney Allocation Series, Inc.:
     Smith Barney Select Balanced                                  $ 3,714     $ 9,912     $ 19,644    $ 11,626
     Smith Barney Select Conservative                                    -           -        1,172      12,249
     Smith Barney Select Growth                                      7,166       8,557          867       7,167
     Smith Barney Select High Growth                                   433       5,228        3,648       6,643
     Smith Barney Select Income                                          -           -          396       3,495
  Travelers Series Fund Inc.:
     Smith Barney High Income                                        3,511       2,951        2,650       2,244
     Smith Barney International All Cap Growth                         293       3,275          350       3,342
     Smith Barney Large Cap Value                                    3,338      12,092        5,663       9,436
     Smith Barney Money Market                                      11,867      13,787       15,942       7,561



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                 YEAR ENDED DECEMBER 31
                                                       2002                                  2001
                                       ----------------------------------------------------------------------------
                                                                   NET                                    NET
                                          UNITS       UNITS      INCREASE       UNITS       UNITS       INCREASE
                                         ISSUED     REDEEMED    (DECREASE)     ISSUED      REDEEMED    (DECREASE)
                                       ----------------------------------------------------------------------------
The GCG Trust:
   All Cap                                265,309     327,805      (62,496)     508,907     233,125      275,782
   Capital Appreciation                    61,803      87,473      (25,670)     138,234     173,539      (35,305)
   Capital Growth                         349,176   1,171,605     (822,429)     442,956   1,179,222     (736,266)
   Capital Guardian Small Cap             225,087     373,098     (148,011)     403,233     503,552     (100,319)
   Core Bond                              545,943     267,251      278,692       92,203      92,400         (197)
   Developing World                       200,945     225,545      (24,600)     137,981     182,355      (44,374)
   Equity Income                          221,863     207,628       14,235      340,416     221,047      119,369
   Fully Managed                          461,110     297,566      163,544      640,751     436,753      203,998
   Growth                                 650,516   1,761,290   (1,110,774)   2,303,965   3,121,541     (817,576)
   Hard Assets                            147,672      85,752       61,920       14,342       8,943        5,399
   International Equity                   170,710     658,668     (487,958)     649,759   1,087,566     (437,807)
   Investors                               71,254     102,126      (30,872)     161,945      67,731       94,214
   Large Cap Value                        247,586     166,277       81,309      359,051     146,611      212,440
   Limited Maturity Bond                  684,183     467,777      216,406      771,006     698,209       72,797
   Liquid Asset                         2,615,374   2,763,369     (147,995)   5,883,067   5,447,155      435,912
   Managed Global                          63,638      32,678       30,960       68,425      19,254       49,171
   Mid-Cap Growth                         137,112   1,277,646   (1,140,534)     255,083     987,244     (732,161)
   Real Estate                            172,564      95,809       76,755      141,382     103,879       37,503
   Research                                27,412   2,005,941   (1,978,529)     178,427   1,855,638   (1,677,211)
   Strategic Equity                       107,789     245,707     (137,918)     435,524     485,008      (49,484)
   Total Return                           202,289   1,410,676   (1,208,387)     448,629   1,047,755     (599,126)
   Value Equity                            79,111      89,810      (10,699)     152,529     135,038       17,491
   Van Kampen Growth & Income             108,977     437,940     (328,963)     157,825     478,245     (320,420)
INV Variable Insurance Trust:
   ING VP Worldwide Growth                 27,714       4,637       23,077       22,428       6,357       16,071
 Greenwich Street Series Fund:
   Appreciation Division                  132,530     793,905     (661,375)     149,551     500,789     (351,238)
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                       343,918     416,419      (72,501)     387,179     383,913        3,266
   PIMCO StocksPLUS Growth & Income       701,340     644,465       56,875      188,980     188,022          958
Prudential Series Fund, Inc.:
   Jennison Division                      114,503     103,044       11,459      101,174      47,475       53,699
Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced            48,699     783,729     (735,030)   1,209,063     854,388      354,675
   Smith Barney Select Conservative             -           -            -       30,806     989,701     (958,895)
   Smith Barney Select Growth              67,531     767,284     (699,753)      79,962     537,601     (457,639)
   Smith Barney Select High Growth         21,739     462,895     (441,156)      16,601     499,274     (482,673)
   Smith Barney Select Income                   -           -            -        9,345     293,738     (284,393)



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  CHANGES IN UNITS (CONTINUED)

                                                                 YEAR ENDED DECEMBER 31
                                                       2002                                  2001
                                       ----------------------------------------------------------------------------
                                                                    NET                                    NET
                                          UNITS       UNITS       INCREASE       UNITS       UNITS      INCREASE
                                         ISSUED      REDEEMED    (DECREASE)     ISSUED      REDEEMED   (DECREASE)
                                       ----------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                53,947     247,758      (193,811)      68,366     168,263     (99,897)
   Smith Barney International All Cap
      Growth                               13,100     302,490      (289,390)      27,641     227,262    (199,621)
   Smith Barney Large Cap Value            76,669     701,217      (624,548)      93,042     431,348    (338,306)
   Smith Barney Money Market              934,525   1,086,339      (151,814)   1,247,954     595,925     652,029





                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST:
All Cap
    2002                                                  515             $ 8.55                $4,399
    2001                                                  577             $11.65                 6,728
    2000                                                  302             $11.59                 3,498

Capital Appreciation
    2002                                                  236             $15.06                 3,558
    2001                                                  262             $21.60                 5,662
    2000                                                  297             $25.17                 7,486

Capital Growth
    2002                                                3,960             $10.10                39,965
    2001                                                4,782             $14.64                70,000
    2000                                                5,512             $17.21                94,977

Capital Guardian Small Cap
    2002                                                1,562             $13.14                20,507
    2001                                                1,710             $17.87                30,560
    2000                                                1,810             $18.40                33,305

Core Bond
    2002                                                  873             $12.71                11,090
    2001                                                  594             $11.86                 7,046
    2000                                                  594             $11.74                 6,976


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Developing World
    2002                                                  307            $  6.23               $ 1,908
    2001                                                  331            $  7.08                 2,345
    2000                                                  376            $  7.58                 2,848

Equity Income
    2002                                                  254             $20.45                 5,182
    2001                                                  239             $23.90                 5,718
    2000                                                  120             $23.91                 2,868

Fully Managed
    2002                                                1,228             $27.96                34,302
    2001                                                1,064             $28.22                30,020
    2000                                                  860             $26.04                22,390

Growth
    2002                                                4,850             $10.52                50,973
    2001                                                5,961             $15.14                90,264
    2000                                                6,778             $22.02               149,234

Hard Assets
    2002                                                   82             $14.05                 1,157
    2001                                                   20             $14.15                   290
    2000                                                   15             $16.32                   248

International Equity
    2002                                                2,653            $  7.16                18,980
    2001                                                3,141            $  8.66                27,208
    2000                                                3,579             $11.37                40,696


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Investors
    2002                                                  325            $  8.07               $ 2,622
    2001                                                  356             $10.63                 3,784
    2000                                                  262             $11.26                 2,948

Large Cap Value
    2002                                                  657              $7.53                 4,947
    2001                                                  576             $10.02                 5,773
    2000                                                  364             $10.55                 3,835

Limited Maturity Bond
    2002                                                1,872             $20.16                37,727
    2001                                                1,656             $19.06                31,561
    2000                                                1,583             $17.76                28,117

Liquid Asset
    2002                                                2,485             $15.84                39,345
    2001                                                2,633             $15.84                41,712
    2000                                                2,197             $15.47                33,989

Managed Global
    2002                                                  143             $13.80                 1,966
    2001                                                  112             $17.53                 1,958
    2000                                                   63             $20.19                 1,263

Mid-Cap Growth
    2002                                                4,998             $16.05                80,145
    2001                                                6,138             $31.80               195,205
    2000                                                6,870             $42.23               290,161


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Real Estate
    2002                                                  208             $28.06               $ 5,819
    2001                                                  131             $28.40                 3,714
    2000                                                   93             $26.64                 2,484

Research
    2002                                                9,139             $15.14               138,266
    2001                                               11,118             $20.44               227,224
    2000                                               12,795             $26.39               337,706

Strategic Equity
    2002                                                  457            $  9.91                 4,527
    2001                                                  595             $14.71                 8,753
    2000                                                  645             $18.92                12,200

Total Return
    2002                                                8,640             $19.23               166,050
    2001                                                9,848             $20.56               202,440
    2000                                               10,447             $20.75               216,748

Value Equity
    2002                                                  149             $15.00                 2,229
    2001                                                  159             $18.34                 2,923
    2000                                                  142             $19.46                 2,762

Van Kampen Growth and Income
    2002                                                2,188             $18.19                39,777
    2001                                                2,517             $21.65                54,488
    2000                                                2,838             $24.94                70,757


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
    2002                                                   66            $  5.21                 $ 342
    2001                                                   43            $  7.01                   298
    2000                                                   26            $  8.75                   231

GREENWICH STREET SERIES FUND:
Appreciation
    2002                                                3,489             $13.88                48,404
    2001                                                4,151             $17.07                70,851
    2000                                                4,501             $18.03                81,169

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
    2002                                                  366            $  9.84                 3,603
    2001                                                  439             $10.10                 4,432
    2000                                                  436             $10.01                 4,359

PIMCO StocksPLUS Growth and Income
    2002                                                  803            $  8.05                 6,464
    2001                                                  747             $10.23                 7,638
    2000                                                  746             $11.72                 8,740

PRUDENTIAL SERIES FUND, INC.:
Jennison
    2002                                                   89            $  4.27                   377
    2001                                                   77            $  6.31                   486
    2000                                                   23            $  7.85                   183


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
    2002                                                3,660             $11.73               $42,913
    2001                                                4,395             $12.72                55,899
    2000                                                4,040             $13.08                52,848

Smith Barney Select Growth
    2002                                                3,472            $  9.57                33,211
    2001                                                4,172             $11.85                49,444
    2000                                                4,630             $13.33                61,706

Smith Barney Select High Growth
    2002                                                2,139            $  9.21                19,688
    2001                                                2,581             $12.25                31,610
    2000                                                3,063             $14.13                43,287

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
    2002                                                1,018             $11.28                11,480
    2001                                                1,212             $11.82                14,330
    2000                                                1,312             $12.46                16,345

Smith Barney International All Cap Growth
    2002                                                1,538            $  8.82                13,559
    2001                                                1,828             $12.04                22,004
    2000                                                2,027             $17.74                35,967


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
    2002                                                3,377             $14.09               $47,557
    2001                                                4,002             $19.16                76,678
    2000                                                4,340             $21.16                91,846





Smith Barney Money Market
    2002                                                1,255             $12.53                15,717
    2001                                                1,407             $12.54                17,642
    2000                                                  754             $12.27                 9,261


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST:
All Cap
    2002                                                  0.19%                 1.40%                  -26.61%
    2001                                                  1.17%                 1.40%                    0.52%
    2000                                                     *                    *                          *

Capital Appreciation
    2002                                                  0.12%                 1.40%                  -30.28%
    2001                                                  0.07%                 1.40%                  -14.18%
    2000                                                     *                    *                          *

Capital Growth
    2002                                                     -                  1.40%                  -31.01%
    2001                                                     -                  1.40%                  -14.93%
    2000                                                     *                    *                          *

Capital Guardian Small Cap
    2002                                                  0.12%                 1.40%                  -26.47%
    2001                                                  0.11%                 1.40%                   -2.88%
    2000                                                     *                    *                          *

Core Bond
    2002                                                  2.81%                 1.40%                    7.17%
    2001                                                  0.24%                 1.40%                    1.02%
    2000                                                     *                    *                          *

                                       37a

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Developing World
    2002                                                   -                    1.40%                  -12.01%
    2001                                                0.98%                   1.40%                   -6.60%
    2000                                                   *                      *                          *

Equity Income
    2002                                                1.32%                   1.40%                  -14.44%
    2001                                                1.98%                   1.40%                   -0.04%
    2000                                                   *                      *                          *

Fully Managed
    2002                                                1.51%                   1.40%                   -0.92%
    2001                                                2.92%                   1.40%                    8.37%
    2000                                                   *                      *                          *

Growth
    2002                                                   -                    1.40%                  -30.52%
    2001                                                   -                    1.40%                  -31.24%
    2000                                                   *                      *                          *

Hard Assets
    2002                                                0.79%                   1.40%                   -0.71%
    2001                                                   -                    1.40%                  -13.30%
    2000                                                   *                      *                          *

International Equity
    2002                                                0.72%                   1.40%                  -17.32%
    2001                                                   -                    1.40%                  -23.83%
    2000                                                   *                      *                          *

                                      37b

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Investors
    2002                                                0.71%                   1.40%                 -24.08%
    2001                                                0.81%                   1.40%                  -5.60%
    2000                                                   *                      *                         *

Large Cap Value
    2002                                                0.22%                   1.40%                 -24.85%
    2001                                                0.20%                   1.40%                  -5.02%
    2000                                                   *                      *                         *

Limited Maturity Bond
    2002                                                3.35%                   1.40%                   5.77%
    2001                                                3.96%                   1.40%                   7.32%
    2000                                                   *                      *                         *

Liquid Asset
    2002                                                1.43%                   1.40%                   0.00%
    2001                                                3.68%                   1.40%                   2.39%
    2000                                                   *                      *                         *

Managed Global
    2002                                                0.13%                   1.40%                 -21.28%
    2001                                                0.14%                   1.40%                 -13.17%
    2000                                                   *                      *                         *

Mid-Cap Growth
    2002                                                   -                    1.40%                 -49.53%
    2001                                                0.34%                   1.40%                 -24.70%
    2000                                                   *                      *                         *

                                      37c

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Real Estate
    2002                                                3.78%                   1.40%                   -1.20%
    2001                                                4.13%                   1.40%                    6.61%
    2000                                                   *                      *                         *

Research
    2002                                                0.40%                   1.40%                  -25.93%
    2001                                                0.11%                   1.40%                  -22.55%
    2000                                                   *                      *                          *

Strategic Equity
    2002                                                   -                    1.40%                  -32.63%
    2001                                                   -                    1.40%                  -22.25%
    2000                                                   *                      *                          *

Total Return
    2002                                                2.08%                   1.40%                   -6.47%
    2001                                                4.16%                   1.40%                   -0.92%
    2000                                                   *                      *                          *

Value Equity
    2002                                                0.63%                   1.40%                  -18.21%
    2001                                                0.87%                   1.40%                   -5.76%
    2000                                                   *                      *                          *

Van Kampen Growth and Income
    2002                                                0.82%                   1.40%                  -15.98%
    2001                                                0.28%                   1.40%                  -13.19%
    2000                                                   *                      *                          *


                                      37d

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
    2002                                                0.02%                   1.40%                  -25.68%
    2001                                                   -                    1.40%                  -19.89%
    2000                                                   *                      *                          *

GREENWICH STREET SERIES FUND:
Appreciation
    2002                                                1.39%                   1.40%                  -18.69%
    2001                                                1.10%                   1.40%                   -5.32%
    2000                                                   *                      *                          *

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
    2002                                                8.19%                   1.40%                   -2.57%
    2001                                                7.88%                   1.40%                    0.90%
    2000                                                   *                      *                          *

PIMCO StocksPLUS Growth and Income
    2002                                                2.78%                   1.40%                  -21.31%
    2001                                                4.18%                   1.40%                  -12.71%
    2000                                                   *                      *                          *

PRUDENTIAL SERIES FUND, INC.:
Jennison
    2002                                                   -                    1.40%                  -32.33%
    2001                                                   -                    1.40%                  -19.62%
    2000                                                   *                      *                          *


                                      37e

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
    2002                                                6.43%                   1.40%                  -7.78%
    2001                                                3.72%                   1.40%                  -2.75%
    2000                                                   *                      *                         *

Smith Barney Select Growth
    2002                                               10.53%                   1.40%                 -19.24%
    2001                                                   -                    1.40%                 -11.10%
    2000                                                   *                      *                         *

Smith Barney Select High Growth
    2002                                                1.07%                   1.40%                 -24.82%
    2001                                                5.05%                   1.40%                 -31.31%
    2000                                                   *                      *                         *

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
    2002                                               22.93%                   1.40%                  -4.57%
    2001                                               11.77%                   1.40%                  -5.14%
    2000                                                   *                      *                         *

Smith Barney International All Cap Growth
    2002                                                0.92%                   1.40%                 -26.74%
    2001                                                   -                    1.40%                 -32.13%
    2000                                                   *                      *                         *


                                      37f

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
    2002                                                3.64%                   1.40%                 -26.46%
    2001                                                1.36%                   1.40%                  -9.45%
    2000                                                   *                      *                         *

Smith Barney Money Market
    2002                                                1.26%                   1.40%                  -0.08%
    2001                                                3.32%                   1.40%                   2.20%
    2000                                                   *                      *                         *

* Not provided for 2000.


                                      37g

                       Statement of Additional Information

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

                                    PRIMELITE

                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2002, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Company..............................................................
     Experts..............................................................
     Legal Opinions.......................................................
     Distributor..........................................................
     Yield Calculations For Money Market Subaccounts......................
     Performance Information..............................................
     Annuity Provisions...................................................
     Financial Statement of Equitable Life Insurance Company of Iowa
     Financial Statements of Separate Account A...........................

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS

The statutory basis financial statements of the Company as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly S. Smith, Esquire, General Counsel and Secretary of the Company.

                                   DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2002, 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated [ __ ] $6,416,855 and 1,890,720, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478..

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2002, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were -0.49% and -0.49%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

          P(1+T)^(n)=ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^n = ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Standardized
--------------------------------------------------------------------

                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Appreciation                                     -18.68         -0.19           n/a          4.96          22-Mar-96
ING MFS Mid-Cap Growth                           -49.52         -2.82           n/a          5.92          07-Oct-94
ING MFS Research                                 -25.92         -4.30           n/a          5.17          07-Oct-94
ING MFS Total Return                              -6.43          3.62           n/a          8.27          07-Oct-94
SB Alloc. Sel. Balanced                           -7.80          1.18           n/a          2.73          05-Feb-97
SB Alloc. Sel. Growth                            -19.21         -2.82           n/a         -0.73          05-Feb-97
SB Alloc. Sel. High Growth                       -24.81         -3.26           n/a         -1.38          05-Feb-97
SB High Income                                    -4.60         -3.84           n/a          1.58          28-Apr-95
SB Int. All Cap Growth                           -26.73         -8.28           n/a         -1.60          27-Mar-95
SB Large Cap Value                               -26.46         -4.53           n/a          4.53          05-Apr-95
SB Money Market                                   -0.14          2.69           n/a          3.01          24-May-95


NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          [P(1+T)^n] = ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 Non-Standardized
------------------------------------------------------------------------

                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Appreciation                                     -26.77         -1.09           n/a          4.68          22-Mar-96
ING MFS Mid-Cap Growth                           -57.61         -3.79           n/a          5.87          07-Oct-94
ING MFS Research                                 -34.01         -5.36           n/a          5.11          07-Oct-94
ING MFS Total Return                             -14.52          2.83           n/a          8.21          07-Oct-94
SB Alloc. Sel. Balanced                          -15.89          0.32           n/a          2.22          05-Feb-97
SB Alloc. Sel. Growth                            -27.30         -3.82           n/a         -1.33          05-Feb-97
SB Alloc. Sel. High Growth                       -32.90         -4.27           n/a         -2.00          05-Feb-97
SB High Income                                   -12.69         -4.89           n/a          1.40          28-Apr-95
SB Int. All Cap Growth                           -34.82         -9.53           n/a         -1.80          27-Mar-95
SB Large Cap Value                               -34.55         -5.60           n/a          4.38          05-Apr-95
SB Money Market                                   -8.23          1.88           n/a          2.83          24-May-95

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

FINANCIAL STATEMENTS -- STATUTORY BASIS
Equitable Life Insurance Company of Iowa
YEARS ENDED DECEMBER 31, 2002 AND 2001
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa

                     Financial Statements - Statutory Basis

                     Years ended December 31, 2002 and 2001




                                    CONTENTS

Report of Independent Auditors ...............................................1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis..............................................3
Statements of Operations - Statutory Basis....................................5
Statements of Changes in Capital and Surplus - Statutory Basis................7
Statements of Cash Flows - Statutory Basis....................................8
Notes to Financial Statements - Statutory Basis..............................10

                         Report of Independent Auditors

Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Department of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, as adopted by the Iowa Insurance Division.


/s/ Ernst & Young LLP

March 21, 2003

                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory Basis


                                                                                  DECEMBER 31
                                                                           2002                2001
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
ADMITTED ASSETS Cash and invested assets:
   Bonds                                                            $       2,925,958   $       2,628,098
   Preferred stocks                                                               441                 490
   Common stocks                                                              120,285                 306
   Subsidiaries                                                               811,079             761,039
   Mortgage loans                                                             859,953             842,253
   Real estate, less accumulated depreciation  (2002-
     $339; 2001-$531)                                                           3,651               5,254
   Policy loans                                                               130,790             139,826
   Other invested assets                                                      180,117             266,358
   Cash and short-term investments                                             25,102              67,592
                                                                    ----------------------------------------
Total cash and invested assets                                              5,057,376           4,711,216

Deferred and uncollected premiums, less loading (2002- $785, 2001-
   $751)                                                                       64,607               5,736
Accrued investment income                                                      43,330              40,604
Reinsurance balances recoverable                                                  785               1,020
Data processing equipment, less accumulated depreciation
    (2002-$5,459; 2001-$3,243)                                                    186                 373
Indebtedness from related parties                                             107,057              29,687
Federal income tax recoverable                                                 50,531              34,688
Separate account assets                                                       959,377           1,406,693
Other assets                                                                  303,168             273,482
                                                                    ----------------------------------------





Total admitted assets                                               $       6,586,417   $       6,503,499
                                                                    ========================================


                    Equitable Life Insurance Company of Iowa


                                                                                  DECEMBER 31
                                                                           2002                2001
                                                                    ----------------------------------------
                                                                     (IN THOUSANDS, EXCEPT SHARE AMOUNTS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
  Life and annuity reserves                                               $ 4,015,244         $ 3,580,706
  Deposit type contracts                                                      189,296             152,193
  Policyholders' funds                                                            310                 282
  Dividends payable                                                            23,795              24,385
  Unpaid claims                                                                 2,227               8,122
                                                                    ----------------------------------------
Total policy and contract liabilities                                       4,230,872           3,765,688

   Accounts payable and accrued expenses                                       26,439              26,012
   Indebtedness to related parties                                             66,200              21,091
   Asset valuation reserve                                                     25,738              26,060
   Interest maintenance reserve                                                13,573              17,123
   Borrowed money                                                             148,996             135,948
   Other liabilities                                                          (14,220)             66,062
   Separate account liabilities                                               959,377           1,406,693
                                                                    ----------------------------------------
Total liabilities                                                           5,456,975           5,464,677

Capital and surplus:
   Common stock: $1.00 par value; authorized
     7,500,000 shares, issued and outstanding
     5,000,300 shares                                                           5,000               5,000
   Additional paid-in capital                                               1,215,324             700,324
   Unassigned (deficit) surplus                                               (90,882)            333,498
                                                                    ----------------------------------------
Total capital and surplus                                                   1,129,442           1,038,822
                                                                    ----------------------------------------
Total liabilities and capital and surplus                                 $ 6,586,417         $ 6,503,499
                                                                    ========================================




                    Equitable Life Insurance Company of Iowa

                   Statements of Operations - Statutory Basis


                                                                          YEAR ENDED DECEMBER 31
                                                                        2002                  2001
                                                                --------------------------------------------
                                                                              (IN THOUSANDS)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                     $ 1,832,175           $ 2,645,375
   Policy proceeds and dividends left on deposit                             1,840                 1,263
   Net investment income                                                   228,150               232,779
   Amortization of interest maintenance reserve                             (2,570)                2,299
   Commissions, expense allowances and reserve
      adjustments on reinsurance ceded                                         (80)                   91
   Other income                                                             23,058                41,581
                                                                --------------------------------------------
Total premiums and other revenues                                        2,082,573             2,923,388

Benefits paid or provided:
   Death benefits                                                           44,630                41,922
   Annuity benefits                                                        119,150               103,305
   Surrender benefits                                                      638,053               464,583
   Interest on policy or contract funds                                      6,192                 7,043
   Other benefits                                                            7,209                 6,906
   Life contract withdrawals                                                47,009                49,110
Increase in life, annuity, and accident and health reserves              1,186,223             2,055,065
Net transfers from separate accounts                                      (135,686)              (98,628)
                                                                --------------------------------------------
Total benefits paid or provided                                          1,912,780             2,629,306

Insurance expenses:
   Commissions                                                             157,842               205,363
   General expenses                                                         45,159                81,288
   Insurance taxes, licenses and fees, excluding federal
     income taxes                                                            3,801                 9,080
                                                                --------------------------------------------
Total insurance expenses                                                   206,802               295,731
                                                                --------------------------------------------
Loss from operations before policyholder dividends,
   federal income taxes and net realized capital losses                    (37,009)               (1,649)



                    Equitable Life Insurance Company of Iowa


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)

Dividends to policyholders                                                  23,406                25,228
                                                              ----------------------------------------------
Loss from operations before federal income taxes
   and net realized capital losses                                         (60,415)              (26,877)
Federal income taxes                                                        38,715                (1,605)
                                                              ----------------------------------------------
Loss from operations before net realized capital losses                    (99,130)              (25,272)
Net realized capital losses net of income taxes 2002 -
   $(10,288); 2001 - $(7,441) and excluding net transfers to
   the interest maintenance reserve 2002- $3,295; 2001-
   $3,720                                                                  (20,665)              (37,807)
                                                              ----------------------------------------------
Net loss                                                               $  (119,795)            $ (63,079)
                                                              ==============================================



SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

          Statements of Changes in Capital and Surplus--Statutory Basis


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
Common stock:
   Balance at beginning and end of year                               $     5,000            $     5,000
                                                              ==============================================

Paid-in and contributed surplus:
   Balance at beginning of year                                           700,324                248,743
   Capital contributions                                                  515,000                451,581
                                                              ----------------------------------------------
   Balance at end of year                                             $ 1,215,324            $   700,324
                                                              ==============================================

Unassigned deficit:
   Balance at beginning of year                                           333,498                344,924
   Net loss                                                              (119,795)               (63,079)
   Change in net unrealized capital gains or losses                      (307,450)                35,976
   Change in nonadmitted assets                                           (58,477)                65,659
   Change in asset valuation reserve                                          322                 12,378
   Change in net deferred income tax excluding tax effect of
      nonadmitted assets                                                   61,020                 30,125
   Change in accounting principle, net of tax                                   -                 (6,073)
   Transfer of prepaid pension assets                                           -                (87,412)
   Cession of existing risks, net of tax                                        -                  1,000
                                                              ----------------------------------------------
   Balance at end of year                                             $   (90,882)           $   333,498
                                                              ==============================================

Total capital and surplus                                             $ 1,129,442            $ 1,038,822
                                                              ==============================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

                    Statements of Cash Flows - Statutory Basis


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
OPERATIONS
Premiums, policy proceeds, and other
   considerations received, net of reinsurance paid                  $  1,775,113            $  2,647,810
Net investment income received                                            274,233                 243,697
Commission and expense allowances received
   on reinsurance ceded                                                       (54)                     91
Benefits paid                                                            (862,628)               (673,320)
Net transfers to separate accounts                                        148,848                 111,689
Insurance expenses paid                                                  (199,451)               (274,085)
Dividends paid to policyholders                                           (23,568)                (25,413)
Federal income taxes (paid) received                                      (45,836)                 71,450
Net other (expenses) revenues                                            (697,081)                 41,873
                                                              ----------------------------------------------
Net cash provided by operations                                           369,576               2,143,792

INVESTMENTS
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                              3,559,637               2,401,946
     Preferred stocks                                                         357                  11,844
     Common stocks                                                        103,451                  61,428
     Mortgage loans                                                         2,241                       -
     Other invested assets                                                 51,647                   6,951
     Miscellaneous proceeds                                                84,561                   1,989
     Net tax on capital gains                                                   -                  (7,441)
                                                              ----------------------------------------------
Net proceeds from sales, maturities, or
   repayments of investments                                            3,801,894               2,476,717
Cost of investments acquired:
   Bonds                                                                3,938,840               2,938,801
   Preferred stocks                                                       556,492                 451,581
   Mortgage loans                                                         121,122                 179,837
   Other invested assets                                                      844                   3,835
   Miscellaneous applications                                             106,945                       -
                                                              ----------------------------------------------
Total cost of investments acquired                                      4,724,243               3,574,054
Net (decrease) increase in policy loans                                    (9,656)                  1,185
                                                              ----------------------------------------------
Net cash used in investment activities                                   (912,693)             (1,098,522)



                    Equitable Life Insurance Company of Iowa


                                                                         YEAR ENDED DECEMBER 31
                                                                       2002                   2001
                                                              ----------------------------------------------
                                                                             (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES
Cash provided:
   Capital and surplus paid-in                                            506,300                 446,508
   Borrowed money                                                          13,008                  13,660
   Premium and other deposit type funds                                    20,799                 (21,565)
   Other uses                                                             (39,480)             (1,699,700)
                                                              ----------------------------------------------
Net cash provided by (used in) financing and miscellaneous
   activities                                                             500,627              (1,261,097)
                                                              ----------------------------------------------
Net decrease in cash and
   short-term investments                                                 (42,490)               (215,827)
Cash and short-term investments:
   Beginning of year                                                       67,592                 283,419
                                                              ----------------------------------------------
   End of year                                                         $   25,102             $    67,592
                                                              ==============================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                    Equitable Life Insurance Company of Iowa

                 Notes to Financial Statements - Statutory Basis


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

INVESTMENTS: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION CONTINUED)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

VALUATION RESERVES: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

POLICY ACQUISITION COSTS: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

PREMIUMS: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

BENEFIT AND CONTRACT RESERVES: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

REINSURANCE: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions  allowed by reinsurers on business ceded are reported as income when
received   rather  than  being  deferred  and  amortized  with  deferred  policy acquisition costs as required under GAAP.

SUBSIDIARIES: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

NONADMITTED ASSETS: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

EMPLOYEE BENEFITS: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

UNIVERSAL LIFE AND ANNUITY POLICIES: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

POLICYHOLDER DIVIDENDS: Policyholder dividends are recognized when declared rather than over the term of the related policies.

DEFERRED INCOME TAXES: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

SURPLUS NOTES: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

STATEMENTS OF CASH FLOWS: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECONCILIATION TO GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

     The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

     The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

     Mortgage loans are reported at amortized cost, less allowance for impairments.

     Policy loans are reported at unpaid principal balances.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Rollover dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

  AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS (CONTINUED)

The methods used in valuation of substandard policies are as follows:

      For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

      For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $246,911,000 at December 31, 2002. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,617,000 at December 31, 2002.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

GUARANTEED MINIMUM DEATH BENEFITS

Guaranteed minimum death benefits ("GMDB") are features offered with a variable annuity contract that provide a minimum level of proceeds, regardless of account balance, in the event of the policyholder's death. The GMDB can either remain constant or increase, depending on the underlying guarantee. The GMDB features of many companies' variable annuity contracts contain a "dollar-for-dollar" withdrawal provision, which provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs.

As a result of the equity market performance over the past several years, a number of variable annuity policies could have account values that are less than the GMDB. A policy holder with a sizeable minimum death benefit and a policy with a dollar-for-dollar withdrawal provision could withdraw all but a required minimal account value or transfer a portion of their variable annuity contract to another carrier, while maintaining a significant GMDB.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GUARANTEED MINIMUM DEATH BENEFITS (CONTINUED)

For Statutory reserves, Actuarial Guideline 33, "DETERMINING CARVM RESERVES FOR ANNUITY CONTRACT WITH ELECTIVE BENEFITS" (AG 33), defines the methodology and assumptions that are to be used to determine the minimum statutory reserves for annuity contracts. The purpose of Actuarial Guideline 34, "VARIABLE ANNUITY
MINIMUM GUARANTEED DEATH BENEFIT RESERVES" (AG 34) is "to interpret the standards for the valuation of reserves for Minimum Guaranteed Death Benefits included in variable annuity contracts."

There is currently discussion whether AG 34 supersedes AG 33 when calculating the GMDB reserves or whether AG 33 and AG 34 should be applied jointly. Given the inherent ambiguity and controversy as to whether AG 34 supersedes AG 33 or whether AG 33 and AG 34 both apply in determining the appropriate reserves, and given the heightened interest of rating agencies regarding this issue, the Company has performed an initial assessment of its potential exposure related to GMDB's under the dollar-for-dollar features of its variable annuity products. The difference in interpretation as to the appropriate integration of AG 33 and AG 34 computational guidance could result in higher statutory reserve balances of approximately $35,000,000 as of December 31, 2002. The Company has a wholly owned insurance subsidiary in which the difference in interpretation could result in higher reserve balances of approximately $85,000,000 as of December 31, 2002.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ELECTRONIC DATA PROCESSING EQUIPMENT

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

PARTICIPATING ISURANCE

Participating business approximates less than 11% of the Company's ordinary life insurance in force and 2% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $23,406,000 and $25,228,000 were incurred 2002 and 2001, respectively.

PENSION PLANS

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

NONADMITTED ASSETS

Nonadmitted assets are summarized as follows:

                                                  DECEMBER 31
                                           2002                 2001
                                   ------------------------------------------
                                                 (IN THOUSANDS)
Deferred federal income taxes              157,392                94,807
Agents' debit balances                         253                   705
Furniture and equipment                      4,337                 6,411
Leasehold improvements                       1,033                     -
Deferred and uncollected premium               426                   372
Commuted commission                          1,108                     -
Suspense debts                               3,586                 5,135
Other                                          231                 2,459
                                   ------------------------------------------
Total nonadmitted assets                $  168,366            $  109,889
                                   ==========================================

                    Equitable Life Insurance Company of Iowa

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NONADMITTED ASSETS (CONTINUED)

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

CASH FLOW INFORMATION

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company  borrowed  $1,253,710,000  and repaid  $1,253,710,000  in 2002,  and borrowed $784,500,000 and repaid $784,500,000 during, 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $204,000 and $1,646,000 during 2002 and 2001, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                    Equitable Life Insurance Company of Iowa

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES MANUAL has been adopted as a component of prescribed or permitted practices by the state of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Insurance Division. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned surplus, by $6,073,000 as of January 1, 2001. Included in this total adjustment is a reduction in unassigned funds of approximately $12,670,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,597,000 related to mortgage loans and bonds.

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS

The amortized cost and fair value of bonds and equity securities are as follows:

                                                                    GROSS            GROSS
                                                 AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST            GAINS            LOSSES           VALUE
                                              --------------------------------------------------------------------
                                                                        (IN THOUSANDS)
AT DECEMBER 31, 2002:
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies  $        6,605   $         643    $            -   $        7,248
States, municipalities, and political
   subdivisions                                          248              11                 -              259
Foreign government                                   172,130          12,466             4,538          180,058
Public utilities securities                          185,449           8,495             3,681          190,263
Corporate securities                               1,324,320          85,202            12,026        1,397,496
Mortgage-backed securities                           874,791          38,253            20,820          892,224
Other structured securities                          363,055          22,346            19,667          365,734
                                              --------------------------------------------------------------------
Total fixed maturities                             2,926,598         167,416            60,732        3,033,282

Preferred stocks                                         441               -                 -              441
Common stocks                                        120,051             234                 -          120,285
                                              --------------------------------------------------------------------
Total equity securities                              120,492             234                 -          120,726
                                              --------------------------------------------------------------------
Total                                         $    3,047,090   $     167,650    $       60,732   $    3,154,008
                                              ====================================================================

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)


                                                                    GROSS            GROSS
                                                 AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST            GAINS            LOSSES           VALUE
                                              --------------------------------------------------------------------
                                                                        (IN THOUSANDS)
At December 31, 2001:
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies   $      35,463   $          306   $          730   $ 35,039
States, municipalities, and political
   subdivisions                                          248                -                1              247
Foreign government                                   111,157            3,952            3,077          112,032
Public utilities securities                          103,304            1,839            4,541          100,602
Corporate securities                               1,130,256           37,173           22,792        1,144,637
Mortgage-backed securities                           873,372           27,484           17,543          883,313
Other structured securities                          374,298           13,007           20,626          366,679
                                              --------------------------------------------------------------------
Total fixed maturities                             2,628,098           83,761           69,310        2,642,549

Preferred stocks                                         490                -                -              490
Common stocks                                            306                -                -              306
                                              --------------------------------------------------------------------
Total equity securities                                  796                -                -              796
                                              --------------------------------------------------------------------
Total                                           $  2,628,894   $       83,761   $       69,310   $    2,643,345
                                              ====================================================================

The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 AMORTIZED                          FAIR
                                                                   COST                             VALUE
                                                         -----------------------------------------------------
DECEMBER 31, 2002                                                                (IN THOUSANDS)
Maturity:
   Due in 1 year or less                                 $        16,683                   $        16,833
   Due after 1 year through 5 years                              499,720                           530,636
   Due after 5 years through 10 years                            863,485                           909,340
   Due after 10 years                                            308,864                           318,514
                                                         ------------------------------------------------------
                                                               1,688,752                         1,775,323
Mortgage-backed securities                                       874,791                           892,225
Other structured securities                                      363,055                           365,734
                                                         ------------------------------------------------------
Total                                                    $     2,926,598                   $     3,033,282
                                                         ======================================================


                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,809,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                    DECEMBER 31
                                               2002             2001
                                         -----------------------------------
                                                   (IN THOUSANDS)

Amortized cost                             $  2,926,598     $     2,628,098
Less nonadmitted bonds                             (640)               -
                                         -----------------------------------
Carrying value                              $  2,925,958     $     2,628,098
                                         ===================================

Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $1,740,357,000 and $797,331,000 in 2002 and 2001, respectively. Gross gains of $37,919,000 and $22,517,000 and gross losses of $36,614,000 and $10,345,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

Major categories of net investment income are summarized as follows:

                                                    DECEMBER 31,
                                               2002             2001
                                        ----------------------------------
                                                  (IN THOUSANDS)
Equity securities - affiliated            $           35   $          351
Equity securities - unaffiliated                       -           26,000
Bonds                                            230,384          205,052
Mortgage loans                                    65,648           62,637
Contract loans                                     7,840            7,844
Real estate                                          757              362
Other                                            (58,410)         (51,849)
                                        ----------------------------------
Total investment income                          246,254          250,397
Investment expenses                              (18,104)         (17,618)
                                        ----------------------------------
Net investment income                     $      228,150   $      232,779
                                        ==================================

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                        DECEMBER 31,
                                                   2002             2001
                                           ----------------------------------
                                                      (IN THOUSANDS)

     Investment Purchase Commitments        $        47,317  $        14,909

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $95,801,000 at December 31, 2002. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $95,936,000 at December 31, 2002. The securities have a weighted average coupon of 5.6% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002 the amount due on these agreements included in borrowed money is $3,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $3,176,000. The securities have a weighted average coupon of 6.0% and have a maturity of November 2032.

The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

                    Equitable Life Insurance Company of Iowa

4. INVESTMENTS (CONTINUED)

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 81.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $23,000.

5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

                    Equitable Life Insurance Company of Iowa

5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001


                                                                   DECEMBER 31, 2002
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                     $            266,098   $               -   $          (4,428)
   Caps owned                                             743,000               2,508                 908
   Options owned                                          856,438              30,325              30,325
                                             ---------------------------------------------------------------
Total derivatives                            $          1,865,536   $          32,833   $          26,805
                                             ===============================================================


                                                                   DECEMBER 31, 2001
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                        $        50,000        $         69         $        2
   Caps owned                                         1,115,000               2,547              2,256
   Options owned                                        762,920              60,495             45,720
                                             ---------------------------------------------------------------
Total derivatives                               $     1,927,920        $     63,111         $   47,978
                                             ===============================================================


                    Equitable Life Insurance Company of Iowa

6. CONCENTRATIONS OF CREDIT RISK

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $215,727,000 and $251,252,000 and with an aggregate market value of $200,968,000 and $236,887,000 at December 31, 2002 and 2001, respectively.
Those holdings amounted to 7.4% of the Company's investments in bonds and 3.37% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $68,548,000 and $196,630,000 with an aggregate NAIC market value of $73,861,000 and $199,043,000 at December 31, 2002 and 2001,
respectively. The carrying value of these holdings amounted to 2.3% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2002.

At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (17.7%) and Texas (8%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $17,353,000.

                    Equitable Life Insurance Company of Iowa

7. ANNUITY RESERVES

At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                               DECEMBER 31, 2002
                                                                           AMOUNT              PERCENT
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                     $         1,538,465             34%
   At book value less surrender charge                                          846,121             18
   At fair value                                                              1,079,649             23
                                                                    ----------------------------------------
Subtotal                                                                      3,464,235             75%
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                           447,961             10
Not subject to discretionary withdrawal                                         664,896             15
                                                                    ----------------------------------------
Total annuity reserves and deposit fund liabilities--
   Before reinsurance                                                         4,577,092            100%
                                                                                          ==================
Less reinsurance ceded                                                          559,044
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                   $         4,018,048
                                                                    ======================


                                                                               DECEMBER 31, 2001
                                                                           AMOUNT              PERCENT
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                     $         1,329,562            30%
   At book value less surrender charge                                          718,764            16
At fair value                                                                 1,365,750            30
                                                                    ----------------------------------------
Subtotal                                                                      3,414,076            76
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                           452,336            10
Not subject to discretionary withdrawal                                         653,795            14
                                                                    ----------------------------------------
Total annuity reserves and deposit fund liabilities--
   Before reinsurance                                                         4,520,207           100%
                                                                                          ==================
Less reinsurance ceded                                                          542,676
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                   $         3,977,531
                                                                    ======================

                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS

PENSION PLAN AND POSTRETIREMENT BENEFITS

Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company and certain other US subsidiaries of ING AIH were merged into one plan which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

The Company also provides certain health care and life insurance benefits for retired employees.


                                                       PENSION BENEFITS                OTHER BENEFITS
                                                      2002           2001           2002            2001
                                                 -------------------------------------------------------------
                                                                        (IN THOUSANDS)
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year   $            - $      151,069  $         -     $         -
Actual return on plan assets                                  -         (7,383)           -               -
Employer contribution                                       301            199          471             383
Plan participants' contributions                              -              -          376             234
Benefits paid                                              (301)        (5,086)        (847)           (617)
Business combinations, divestitures and
   settlements                                                -       (138,799)           -               -
                                                 -------------------------------------------------------------
Fair value of plan assets at end of year         $            - $            -  $         -     $         -
                                                 =============================================================



FUNDED STATUS
Uamortized prior service credit                             318            346          746             844
Unrecognized net (gain) or loss                           3,715         (2,539)      (2,566)            885
Remaining net obligation at
   initial date of application                              (31)           (33)           -          (3,341)
Accrued liabilities                                     (12,117)       (10,789)      (4,874)         (3,771)
                                                 -------------------------------------------------------------
Net liability recorded                           $       (8,115) $     (13,015) $    (6,694)    $    (5,383)
                                                 =============================================================

                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS (CONTINUED)

PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                            PENSION BENEFITS                 OTHER BENEFITS
                                                          2002            2001            2002            2001
                                                  ---------------------------------------------------------------
                                                                          (IN THOUSANDS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year           $       13,015  $        73,510   $       5,383  $        7,452
Service cost                                                 546            1,820             210             211
Interest cost                                              1,008            5,643             400             564
Contribution by plan participants                              -                -             376             234
Actuarial gain (loss)                                     (6,153)           5,767             373          (2,811)
Benefits paid                                               (301)          (5,085)           (847)           (618)
Plan amendments                                                -             (114)            799               -
Business combinations, divestitures,
   curtailments, settlements and special
   termination benefits                                        -          (68,526)              -             351
                                                  ---------------------------------------------------------------
Benefit obligation at end of year                 $        8,115  $        13,015   $       6,694  $        5,383
                                                  ===============================================================


                                                              PENSION BENEFITS                OTHER BENEFITS
                                                           2002            2001            2002           2001
                                                   --------------------------------------------------------------
                                                                          (IN THOUSANDS)
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                       $          546 $         1,820  $           210 $          212
Interest cost                                               1,008           5,643              400            565
Expected return on plan assets                                  -         (13,750)               -              -
Amortization of recognized transition obligation
  or transition asset                                           2          (2,452)             304            304
Amount of recognized gains and losses                         100               -              (42)           109
Amount of prior service cost recognized                       (28)              -              701            (98)
Amount of gain or loss recognized due to a
  settlement or curtailment                                    --               -                -            351
                                                   --------------------------------------------------------------
Total net periodic benefit cost                    $        1,628 $        (8,739) $         1,573 $        1,443
                                                   ==============================================================


                    Equitable Life Insurance Company of Iowa

8. EMPLOYEE BENEFIT PLANS (CONTINUED)

PENSION PLAN AND POSTRETIREMENT BENEFITS (CONTINUED)

In addition, the Company has a pension benefit obligation and another benefits obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $682,000 and $842,000, and $2,633,000 and $1,708,000 (OPEB
obligation), respectively.

Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

                                                      2002             2001
                                               ---------------------------------

Weighted-average discount rate                        6.75%           7.50%
Rate of increase in compensation level                3.75%           4.50%
Expected long-term rate of return on assets           9.00%           9.25%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,159,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,139,000.

401(K) PLAN

The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $681,000 and $522,000 for 2002 and 2001, respectively.

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                DECEMBER 31,
                                                                         2002                 2001
                                                                  -----------------------------------------
                                                                               (IN THOUSANDS)
Transfers as reported  in the summary of  operations  of the
Separate  Accounts Statement:
     Transfers to separate accounts                                 $        33,970      $       52,388
     Transfers from separate accounts                                       169,689             151,018
                                                                  -----------------------------------------
Net transfers from separate accounts                                       (135,719)            (98,630)

Reconciling adjustments:
Miscellaneous transfers                                                          33                   2
                                                                  -----------------------------------------
Transfers as reported in the Statement of Operations                $      (135,686)     $      (98,628)
                                                                  =========================================



                                                                                DECEMBER 31,
                                                                         2002                 2001
                                                                  -----------------------------------------
                                                                               (IN THOUSANDS)
Reserves  for  separate  accounts  by  withdrawal  characteristics:
   Subject to discretionary withdrawal:
      With market value adjustment                                    $           -      $             -
      At book value without market value adjustment less current surrender charge
         of 5% or more                                                      931,533            1,365,751
      At market value                                                             -                    -
      At book value without market value adjustment less current surrender charge
         of less than 5%                                                          -                    -
 Subtotal                                                                         -                    -
 Not subject to discretionary withdrawal                                          -                    -
                                                                  -----------------------------------------
 Total separate account reserves                                      $     931,533      $     1,365,751
                                                                  =========================================


                    Equitable Life Insurance Company of Iowa

10. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $1,299,151,000 and $2,113,275,000 for the years ended December 31, 2002 and 2001, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                      DECEMBER 31,
                                                 2002             2001
                                            ----------------------------------
                                                     (IN THOUSANDS)

Premiums                                       $  4,833          $  4,080
Benefits paid or provided                         7,821             8,023
Policy and contract liabilities at year end     586,918           592,643

During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

11. FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The components of the net deferred tax asset/(liability) at December 31 are as follows:


                                                                                 DECEMBER 31,
                                                                            2002                2002
                                                                    --------------------- -----------------
                                                                                (IN THOUSANDS)

     Total gross deferred tax assets                                          $162,399           $102,914
     Total deferred tax liabilities                                             (5,007)            (6,542)
                                                                    --------------------- -----------------
     Net deferred tax asset                                                    157,392             96,372
     Deferred tax asset nonadmitted                                           (157,392)           (94,807)
                                                                    --------------------- -----------------
     Net admitted deferred tax asset                                                 -              1,565
                                                                    ===================== =================
     (Increase) in nonadmitted asset                                          $(62,585)          $(28,560)
                                                                    ===================== =================

Current income taxes incurred consist of the following major components:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                    -------------------- ------------------
                                                                                (IN THOUSANDS)

Federal taxes on stand alone operations                                      $ (17,296)       $  (1,605)
Federal taxes paid to affiliates under tax sharing agreement                    67,278                -
Consolidated operations loss carryback utilized                                (11,267)               -
                                                                    --------------------- -----------------
Total taxes on operations                                                       38,715           (1,605)
Federal taxes on capital gains                                                  (1,559)           7,441
Federal taxes paid to affiliates under tax sharing agreement                     3,896                -
Consolidated capital loss carrybacks utilized                                  (12,625)               -
                                                                    --------------------- -----------------
Total current taxes incurred                                                  $ 28,427         $  5,836
                                                                    ===================== =================

                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                    -------------------- ------------------
                                                                                (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
     Operations loss carryforwards                                            $ 72,725     $          -
     Deferred acquisition costs                                                 30,319           23,779
     Investments                                                                19,753           24,545
     Insurance reserves                                                         19,428           36,376
     Policyholder dividends                                                      8,328            8,535
     Nonadmitted assets                                                          3,709            4,886
     Unrealized loss on investments                                                704              288
     Other                                                                       7,433            4,505
                                                                    --------------------- -----------------
Total deferred tax assets                                                      162,399          102,914
     Deferred tax assets nonadmitted                                          (157,392)         (94,807)
                                                                    --------------------- -----------------
Admitted deferred tax assets                                                     5,007            8,107
                                                                    --------------------- -----------------
Deferred tax liabilities resulting from book/tax differences in:
     Due & deferred premiums                                                     2,488            2,410
     Fixed assets                                                                2,164            3,516
     Other                                                                         355              616
                                                                    --------------------- -----------------
Total deferred tax liabilities                                                   5,007            6,542
                                                                    --------------------- -----------------
Net admitted deferred tax asset                                          $           -        $   1,565
                                                                    ===================== =================

The change in net deferred income taxes is comprised of the following:


                                                                      DECEMBER 31,                    CHANGE
                                                                2002                2001
                                                         -------------------- -------------------
                                                                    (IN THOUSANDS)

Total deferred tax assets                                          $162,399            $102,914   $      59,485
Total deferred tax liabilities                                        5,007               6,542          (1,535)
                                                         -------------------- ------------------- ---------------
Net deferred tax asset                                             $157,392           $  96,372          61,020
                                                         ==================== ===================
Tax effect of items in surplus:
Unrealized gains (losses)                                                                                  (416)
Change in non-admitted assets                                                                             1,191
                                                                                                  ---------------
Change in net deferred income tax                                                                 $      61,795
                                                                                                  ===============


                    Equitable Life Insurance Company of Iowa

11. FEDERAL INCOME TAXES (CONTINUED)

The provision for federal income tax expense and change in deferred taxes differs from the amount obtained applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                        YEAR ENDED
                                                    DECEMBER 31, 2002
                                                  ---------------------
                                                      (IN THOUSANDS)
     Ordinary income                              $          (60,415)
     Capital gains (losses)                                  (37,073)
                                                  ---------------------
     Total pre-tax book income                               (97,488)
                                                  =====================

     Provision computed at statutory rate                    (34,121)
     Interest maintenance reserve                                900
     Other                                                      (147)
                                                  ---------------------
     Total                                                   (33,368)
                                                  =====================

     Federal income taxes incurred                            28,427
     Change in net deferred income taxes                     (61,795)
                                                  ---------------------
     Total statutory income taxes                           $(33,368)
                                                  =====================

The amount of federal income taxes incurred that will be available for recoupment in event of future net losses is $12,514,000 from 2001.

The Company has operations loss carryforwards of $207,784,000 which expire in 2017.

The Company has a receivable from United States Treasury of $52,531,000 and $34,688,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

                    Equitable Life Insurance Company of Iowa

12. INVESTMENT IN AND ADVANCES TO SUBSIDIARIES

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                 DECEMBER 31,
                                                                           2002                2001
                                                                     ---------------------------------------
                                                                                (IN THOUSANDS)

Common stock                                                          $      811,079      $       761,038
(Payable) receivable from subsidiaries                                         2,102                2,445

Summarized financial information for these subsidiaries is as follows:

                                                                                     DECEMBER 31
                                                                               2002                2001
                                                                       -----------------------------------------
                                                                                    (IN THOUSANDS)
   Revenues                                                              $      7,929,991   $       5,911,580
   Income before net realized gains on investments                               (235,729)            (75,842)
   Net loss                                                                      (277,136)           (126,933)
   Admitted assets                                                             24,301,380          20,556,877
   Liabilities                                                                 23,490,301          19,795,838

13. CAPITAL AND SURPLUS

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                      DECEMBER 31
                                                       2002                                 2001
                                        ------------------------------------ ------------------------------------
                                            CARRYING            FAIR             CARRYING            FAIR
                                             AMOUNT             VALUE             AMOUNT             VALUE
                                        ----------------- ------------------ ----------------- ------------------
                                                                     (IN THOUSANDS)
Assets:
   Bonds                                $   2,925,958     $    3,033,282     $    2,628,098    $     2,642,549
   Preferred stocks                               441                441                490                490
   Unaffiliated common stocks                     285                285                306                306
   Mortgage loans                             859,953            943,421            842,243            875,493
   Policy loans                               130,790            130,790            139,826            139,826
   Derivative securities                       32,833             26,805             63,111             47,978
   Short-term investments                      19,971             19,971             53,000             53,000
   Cash                                         5,131              5,131             14,592             14,592
   Investment in surplus notes                135,000            191,228            185,000            268,149
   Indebtedness from related parties          107,057            107,056             29,867             29,867
   Separate account assets                    959,377            959,377          1,406,693          1,406,693
   Receivable for securities                      207                207              3,950              3,950

Liabilities:
   Individual and group annuities           2,852,482          2,794,933          2,611,782          2,439,374
   Deposit type contract                      189,296            190,706            152,194            152,194
   Policyholder funds                          26,333             26,333             26,893             26,893
   Indebtedness to related parties             66,200             66,200             21,091             21,091
   Separate account liabilities               959,377            959,377          1,406,693          1,406,693
   Payable for securities                           -                 -              56,485             56,485


                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     FIXED MATURITIES AND EQUITY SECURITIES: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $3,945,966,000 and $3,402,211,000
     respectively.

     MORTGAGE LOANS: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     DERIVATIVE   FINANCIAL   INSTRUMENTS:   Fair  values  for  on-balance-sheet
     derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

     INVESTMENT IN SURPLUS NOTES: Estimated fair values for investments in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

                    Equitable Life Insurance Company of Iowa

14. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

     GUARANTEED INVESTMENT CONTRACTS: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

15. COMMITMENTS AND CONTINGENCIES

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $4,951,000 and $3,254,000, respectively. At December 31, 2002 minimum rental payments due under all non-cancelable operating leases are: 2003- $5,268,000, 2004 - $5,324,000, 2005 - $5,324,000, 2006 -
$5,324,000, 2007 - $5,135,000 and $47,414,000 thereafter.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

16. FINANCING AGREEMENTS

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $171,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

                    Equitable Life Insurance Company of Iowa

16. FINANCING AGREEMENTS (CONTINUED)

The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

17. RELATED PARTY TRANSACTIONS

AFFILIATES

Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

INVESTMENT MANAGEMENT: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $10,395,000 and $9,730,000 for the year ended December 31, 2002 and 2001, respectfully.

INTER-INSURER SERVICES AGREEMENT: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements was $3,292,000 and $16,610,000 for the year ended December 31, 2002 and 2001, respectfully.

RECIPROCAL LOAN AGREEMENT: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S.
commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $170,000 and interest income of $615,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $0 receivable from ING AIH.

                    Equitable Life Insurance Company of Iowa

17. RELATED PARTY TRANSACTIONS (CONTINUED)

AFFILIATES (CONTINUED)

TAX SHARING AGREEMENTS: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

SERVICE AGREEMENT WITH ING FINANCIAL ADVISER, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

SUBSIDIARIES

The Company owns, as of December 31, 2002, the capital stock of, valued on the equity basis, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

18. GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

The  Company  accrues  the cost of future  guaranty  fund  assessments  based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $3,465,000 and $3,759,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $473,000 and $771,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19. REGULATORY RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company met the RBC requirements.

FINANCIAL STATEMENTS
Equitable Life Insurance Company of Iowa
   Separate Account A
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                              Financial Statements


                          Year ended December 31, 2002




                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Assets and Liabilities..........................................2
Statement of Operations......................................................8
Statements of Changes in Net Assets.........................................14
Notes to Financial Statements...............................................22

19

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of assets and liabilities of Equitable Life Insurance Company of Iowa Separate Account A (the "Account") (comprised of the GCG Trust All Cap, GCG Trust Capital Appreciation, GCG Trust Capital Growth, GCG Trust Capital Guardian Small Cap, GCG Trust Core Bond, GCG Trust Developing World, GCG Trust Equity Income, GCG Trust Fully Managed, GCG Trust Growth, GCG Trust Hard Assets, GCG Trust International Equity, GCG Trust Investors, GCG Trust Large Cap Value, GCG Trust Limited Maturity Bond, GCG Trust Liquid Assets, GCG Trust Managed Global, GCG Trust Mid-Cap Growth, GCG Trust Real Estate, GCG Trust Research, GCG Trust Strategic Equity, GCG Trust Total Return, GCG Trust Value Equity, GCG Trust Van Kampen Growth and Income, ING VP Worldwide Growth, Greenwich Appreciation, PIMCO High Yield, PIMCO StocksPLUS Growth and Income, Prudential Jennison, Smith Barney Select Balanced, Smith Barney Select Conservative, Smith Barney Select Growth, Smith Barney Select High Growth, Smith Barney High Income, Smith Barney Select Income, Smith Barney International All Cap Growth, Smith Barney Large Cap Value and Smith Barney Money Market Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Assets and Liabilities

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                                     GCG TRUST
                                                        GCG TRUST      GCG TRUST      CAPITAL                    GCG TRUST
                                         GCG TRUST      CAPITAL        CAPITAL       GUARDIAN      GCG TRUST    DEVELOPING
                                          ALL CAP     APPRECIATION      GROWTH       SMALL CAP     CORE BOND      WORLD
                                       -------------------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at
      fair value                              $4,399         $3,558        $39,965       $20,507       $11,090       $1,908
                                       -------------------------------------------------------------------------------------
 Total assets                                  4,399          3,558         39,965        20,507        11,090        1,908
                                       -------------------------------------------------------------------------------------

 Net assets                                   $4,399         $3,558        $39,965       $20,507       $11,090       $1,908
                                       =====================================================================================

 Accumulation units outstanding              514,966        236,488      3,960,030     1,562,068       872,902      306,642
                                       =====================================================================================

 Value per accumulation unit                   $8.55         $15.06         $10.10        $13.14        $12.71        $6.23
                                       =====================================================================================

 Total number of mutual fund shares          514,346        355,176      4,484,375     2,618,219     1,068,248      301,197
                                       =====================================================================================

 Cost of mutual fund shares                   $5,672         $4,997        $67,412       $29,206       $11,133       $2,235
                                       =====================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                         GCG TRUST   GCG TRUST                                            GCG TRUST
                                          EQUITY       FULLY       GCG TRUST   GCG TRUST     GCG TRUST   INTERNATIONAL
                                          INCOME      MANAGED       GROWTH    HARD ASSETS      EQUITY      INVESTORS
                                       -------------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at
      fair value                             $5,182      $34,302      $50,973       $1,157        $18,980      $2,622
                                       -------------------------------------------------------------------------------
 Total assets                                 5,182       34,302       50,973        1,157         18,980       2,622
                                       -------------------------------------------------------------------------------

 Net assets                                  $5,182      $34,302      $50,973       $1,157        $18,980      $2,622
                                       ===============================================================================

 Accumulation units outstanding             253,526    1,227,501    4,849,912       82,414      2,652,840     325,164
                                       ===============================================================================

 Value per accumulation unit                 $20.45       $27.96       $10.52       $14.05          $7.16       $8.07
                                       ===============================================================================

 Total number of mutual fund shares         533,385    2,003,635    5,249,858      118,064      2,755,397     327,232
                                       ===============================================================================

 Cost of mutual fund shares                  $5,824      $35,437      $96,352       $1,240        $33,487      $3,474
                                       ===============================================================================

SEE ACCOMPANYING NOTES.




                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                      GCG TRUST
                                         GCG TRUST     LIMITED      GCG TRUST    GCG TRUST     GCG TRUST
                                         LARGE CAP     MATURITY       LIQUID        MANAGED      MID-CAP     GCG TRUST
                                           VALUE         BOND         ASSET        GLOBAL        GROWTH     REAL ESTATE
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                              $4,947      $37,727       $39,345        $1,966      $80,145        $5,819
                                       ----------------------------------------------------------------------------------
 Total assets                                  4,947       37,727        39,345         1,966       80,145         5,819
                                       ----------------------------------------------------------------------------------

 Net assets                                   $4,947      $37,727       $39,345        $1,966      $80,145        $5,819
                                       ==================================================================================

 Accumulation units outstanding              657,418    1,872,146     2,484,858       142,642    4,997,660       207,524
                                       ==================================================================================

 Value per accumulation unit                   $7.53       $20.16        $15.84        $13.80       $16.05        $28.06
                                       ==================================================================================

 Total number of mutual fund shares          639,508    3,299,147    39,360,433       237,371   11,049,696       389,009
                                       ==================================================================================

 Cost of mutual fund shares                   $6,125      $36,695       $39,360        $2,453     $230,405        $6,290
                                       ==================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                                              GCG TRUST
                                                       GCG TRUST    GCG TRUST    GCG TRUST    VAN KAMPEN      ING VP
                                         GCG TRUST     STRATEGIC     TOTAL         VALUE      GROWTH AND     WORLDWIDE
                                         RESEARCH       EQUITY       RETURN        EQUITY       INCOME        GROWTH
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                            $138,266       $4,527      $166,050        $2,229      $39,777          $342
                                       ----------------------------------------------------------------------------------
 Total assets                                138,266        4,527       166,050         2,229       39,777           342
                                       ----------------------------------------------------------------------------------

 Net assets                                 $138,266       $4,527      $166,050        $2,229      $39,777          $342
                                       ==================================================================================

 Accumulation units outstanding            9,139,249      457,280     8,639,777       148,682    2,188,290        65,581
                                       ==================================================================================

 Value per accumulation unit                  $15.14        $9.91        $19.23        $15.00       $18.19         $5.21
                                       ==================================================================================

 Total number of mutual fund shares       11,572,040      504,201    11,219,015       174,197    2,310,259        63,550
                                       ==================================================================================

 Cost of mutual fund shares                 $226,840       $6,635      $177,752        $2,638      $52,719          $486
                                       ==================================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                     PIMCO                      SMITH        SMITH
                                                        PIMCO      STOCKSPLUS                   BARNEY       BARNEY
                                        GREENWICH       HIGH       GROWTH AND   PRUDENTIAL      SELECT       SELECT
                                       APPRECIATION     YIELD       INCOME       JENNISON      BALANCED      GROWTH
                                       ----------------------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                             $48,404       $3,603        $6,464          $377      $42,913       $33,211
                                       ----------------------------------------------------------------------------------
 Total assets                                 48,404        3,603         6,464           377       42,913        33,211
                                       ----------------------------------------------------------------------------------

 Net assets                                  $48,404       $3,603        $6,464          $377      $42,913       $33,211
                                       ==================================================================================

 Accumulation units outstanding            3,489,321      366,315       803,498        88,519    3,659,939     3,472,468
                                       ==================================================================================

 Value per accumulation unit                  $13.88        $9.84         $8.05         $4.27       $11.73         $9.57
                                       ==================================================================================

 Total number of mutual fund shares        2,754,680      502,811       892,292        29,784    4,458,538     4,373,934
                                       ==================================================================================

 Cost of mutual fund shares                  $57,137       $3,745        $7,099          $405      $52,047       $49,114
                                       ==================================================================================

SEE ACCOMPANYING NOTES.




                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                                     SMITH
                                          SMITH                      BARNEY                       SMITH
                                          BARNEY       SMITH      INTERNATIONAL     SMITH         BARNEY
                                        SELECT HIGH  BARNEY HIGH     ALL CAP     BARNEY LARGE     MONEY
                                          GROWTH       INCOME        GROWTH       CAP VALUE       MARKET
                                       --------------------------------------------------------------------

 ASSETS
    Investments in mutual funds at
      fair value                             $19,688      $11,480       $13,559       $47,557      $15,717
                                       --------------------------------------------------------------------
 Total assets                                 19,688       11,480        13,559        47,557       15,717
                                       --------------------------------------------------------------------

 Net assets                                  $19,688      $11,480       $13,559       $47,557      $15,717
                                       ====================================================================

 Accumulation units outstanding            2,139,444    1,018,268     1,538,169     3,377,165    1,254,712
                                       ====================================================================

 Value per accumulation unit                   $9.21       $11.28         $8.82        $14.09       $12.53
                                       ====================================================================

 Total number of mutual fund shares        2,386,310    1,834,596     1,543,442     3,598,795   15,716,932
                                       ====================================================================

 Cost of mutual fund shares                  $29,782      $18,814       $23,909       $70,793      $15,722
                                       ====================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                           GCG TRUST
                                                                 GCG TRUST     GCG TRUST    CAPITAL                 GCG TRUST
                                                   GCG TRUST      CAPITAL       CAPITAL    GUARDIAN     GCG TRUST   DEVELOPING
                                                    ALL CAP     APPRECIATION    GROWTH     SMALL CAP    CORE BOND     WORLD
                                                  ------------------------------------------------------------------------------


NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $    11       $    5       $     -   $      32       $ 241        $   -
                                                  ------------------------------------------------------------------------------
Total investment income                                     11            5             -          32         241            -

Expenses:
   Mortality and expense risk and other charges             94           74           807         424         133           41
                                                  ------------------------------------------------------------------------------
Total expenses                                              94           74           807         424         133           41
                                                  ------------------------------------------------------------------------------
Net investment income (loss)                               (83)         (69)         (807)       (392)        108          (41)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                   (760)        (811)       (7,413)    (10,789)       (267)        (851)
Capital gains distributions                                  -            1            (1)          -          14           (2)
                                                  ------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                            (760)        (810)       (7,414)    (10,789)       (253)        (853)

Net unrealized appreciation (depreciation) of
   investments                                          (1,127)        (804)      (12,571)      2,910         730          549
                                                  ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $(1,970)     $(1,683)     $(20,792)    $(8,271)       $585        $(345)
                                                  ==============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                    GCG TRUST   GCG TRUST                  GCG TRUST    GCG TRUST
                                                     EQUITY       FULLY       GCG TRUST      HARD     INTERNATIONAL  GCG TRUST
                                                     INCOME      MANAGED       GROWTH       ASSETS       EQUITY      INVESTORS
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $    75       $  526     $      -         $  7      $   167        $   22
                                                  -------------------------------------------------------------------------------
Total investment income                                    75          526            -            7          167            22

Expenses:
   Mortality and expense risk and other charges            90          543        1,082           14          367            48
                                                  -------------------------------------------------------------------------------
Total expenses                                             90          543        1,082           14          367            48
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                              (15)         (17)      (1,082)          (7)        (200)          (26)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (553)         434      (33,544)         (41)      (5,800)         (246)
Capital gains distributions                                25          376            3            -           (2)            1
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (528)         810      (33,541)         (41)      (5,802)         (245)

Net unrealized appreciation (depreciation) of
   investments                                           (492)      (1,822)       8,389          (56)       1,586          (629)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(1,035)     $(1,029)    $(26,234)       $(104)     $(4,416)        $(900)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                 GCG TRUST
                                                   GCG TRUST     LIMITED     GCG TRUST    GCG TRUST     GCG TRUST     GCG TRUST
                                                   LARGE CAP     MATURITY      LIQUID      MANAGED       MID-CAP        REAL
                                                     VALUE         BOND        ASSET        GLOBAL       GROWTH        ESTATE
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $   12       $1,138        $ 581         $  3      $     -         $ 199
                                                  -------------------------------------------------------------------------------
Total investment income                                    12        1,138          581            3            -           199

Expenses:
   Mortality and expense risk and other charges            80          516          697           33        1,911            84
                                                  -------------------------------------------------------------------------------
Total expenses                                             80          516          697           33        1,911            84
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                              (68)         622         (116)         (30)      (1,911)          115

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (413)         471            -         (427)     (24,704)          (56)
Capital gains distributions                                 4           72            -           (1)          12            67
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (409)         543            -         (428)     (24,692)           11

Net unrealized appreciation (depreciation) of                                         -
   investments                                         (1,085)         685                       (57)     (64,615)         (438)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(1,562)      $1,850        $(116)       $(515)    $(91,218)        $(312)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                        GCG TRUST
                                                                GCG TRUST    GCG TRUST    GCG TRUST    VAN KAMPEN      ING VP
                                                    GCG TRUST   STRATEGIC      TOTAL        VALUE      GROWTH AND     WORLDWIDE
                                                    RESEARCH      EQUITY       RETURN       EQUITY       INCOME        GROWTH
                                                  -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $   712        $   -     $  3,863        $  17      $   392        $    -
                                                  -------------------------------------------------------------------------------
Total investment income                                   712            -        3,863           17          392             -

Expenses:
   Mortality and expense risk and other charges         2,829          105        2,881           42          753             6
                                                  -------------------------------------------------------------------------------
Total expenses                                          2,829          105        2,881           42          753             6
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                           (2,117)        (105)         982          (25)        (361)           (6)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments               (13,584)      (1,734)       1,509         (319)      (2,007)          (18)
Capital gains distributions                                 7            1           70            8            2             -
                                                  -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (13,577)      (1,733)       1,579         (311)      (2,005)          (18)

Net unrealized appreciation (depreciation) of
   investments                                        (40,071)        (875)     (15,660)        (246)      (6,075)          (76)
                                                  -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $(55,765)     $(2,713)    $(13,099)       $(582)     $(8,441)        $(100)
                                                  ===============================================================================

SEE ACCOMPANYING NOTES.



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                               PIMCO                    SMITH         SMITH
                                                                  PIMCO      STOCKSPLUS                 BARNEY       BARNEY
                                                   GREENWICH      HIGH       GROWTH AND  PRUDENTIAL     SELECT       SELECT
                                                  APPRECIATION    YIELD       INCOME      JENNISON     BALANCED      GROWTH
                                                  -----------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $  817       $  341      $   186         $  -      $3,173       $ 4,272
                                                  -----------------------------------------------------------------------------
Total investment income                                   817          341          186            -       3,173         4,272

Expenses:
   Mortality and expense risk and other charges           908           65          105            7         750           633
                                                  -----------------------------------------------------------------------------
Total expenses                                            908           65          105            7         750           633
                                                  -----------------------------------------------------------------------------
Net investment income (loss)                              (91)         276           81           (7)      2,423         3,639

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                   (36)        (452)      (3,364)        (106)     (1,225)       (1,022)
Capital gains distributions                                (2)          (1)           3            -           -         2,278
                                                  -----------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                            (38)        (453)      (3,361)        (106)     (1,225)        1,256

Net unrealized appreciation (depreciation) of
   investments                                        (12,399)          47        1,598          (41)     (5,545)      (13,800)
                                                  -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $(12,528)       $(130)     $(1,682)       $(154)    $(4,347)      $(8,905)
                                                  =============================================================================

SEE ACCOMPANYING NOTES.


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                               SMITH
                                                     SMITH                     BARNEY       SMITH         SMITH
                                                     BARNEY       SMITH     INTERNATIONAL   BARNEY       BARNEY
                                                  SELECT HIGH  BARNEY HIGH     ALL CAP     LARGE CAP     MONEY
                                                     GROWTH       INCOME       GROWTH        VALUE       MARKET
                                                  -----------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $   268     $  2,936      $   160       $ 2,231      $  218
                                                  -----------------------------------------------------------------
Total investment income                                   268        2,936          160         2,231         218

Expenses:
   Mortality and expense risk and other charges           399          197          269           942         289
                                                  -----------------------------------------------------------------
Total expenses                                            399          197          269           942         289
                                                  -----------------------------------------------------------------
Net investment income (loss)                             (131)       2,739         (109)        1,289         (71)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                  (715)      (2,026)        (877)       (1,971)          -
Capital gains distributions                                13            -            1            (2)          -
                                                  -----------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                           (702)      (2,026)        (876)       (1,973)          -

Net unrealized appreciation (depreciation) of                                                                   -
   investments                                         (6,396)      (1,378)      (4,578)      (18,368)
                                                  -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $(7,229)    $   (665)     $(5,563)     $(19,052)       $(71)
                                                  =================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                                       GCG TRUST
                                                            GCG TRUST      GCG TRUST      GCG TRUST                     CAPITAL
                                               GCG TRUST     CAPITAL        CAPITAL       GUARDIAN      GCG TRUST      DEVELOPING
                                                ALL CAP    APPRECIATION      GROWTH       SMALL CAP     CORE BOND        WORLD
                                              -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $3,498       $7,486       $94,977        $33,305        $6,976        $2,848

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (18)         (89)       (1,171)          (434)          (84)          (15)
   Net realized gain (loss) on investments
     and capital gains distributions                    (96)        (834)       (1,822)       (10,004)          (90)         (456)
   Net unrealized appreciation
     (depreciation) of investments                      (78)         (91)      (11,343)         9,004           234           180
                                              -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (192)      (1,014)      (14,336)        (1,434)           60          (291)

Changes from principal transactions:
   Purchase payments                                    480          420         2,764          1,858           168           131
   Contract distributions and terminations             (415)        (290)       (2,877)        (1,296)         (339)         (136)
   Transfer payments from (to) other
     Divisions, net                                   3,357         (940)      (10,528)        (1,873)          181          (207)
                                              -------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      3,422         (810)      (10,641)        (1,311)           10          (212)
                                              -------------------------------------------------------------------------------------
Total increase (decrease)                             3,230       (1,824)      (24,977)        (2,745)           70          (503)
                                              -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       6,728        5,662        70,000         30,560         7,046         2,345

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (83)         (69)         (807)          (392)          108           (41)
   Net realized gain (loss) on investments
     and capital gains distributions                   (760)        (810)       (7,414)       (10,789)         (253)         (853)
   Net unrealized appreciation
     (depreciation) of investments                   (1,127)        (804)      (12,571)         2,910           730           549
                                              -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,970)      (1,683)      (20,792)        (8,271)          585          (345)

Changes from principal transactions:
   Purchase payments                                    377          377         1,776          1,382           178           117
   Contract distributions and terminations             (363)        (227)       (2,431)        (1,029)         (570)         (116)
   Transfer payments from (to) other
     Divisions, net                                    (373)        (571)       (8,588)        (2,135)        3,851           (93)
                                              -------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                       (359)        (421)       (9,243)        (1,782)        3,459           (92)
                                              -------------------------------------------------------------------------------------
Total increase (decrease)                            (2,329)      (2,104)      (30,035)       (10,053)        4,044          (437)
                                              -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $4,399       $3,558       $39,965        $20,507       $11,090        $1,908
                                              =====================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                GCG TRUST                                                GCG TRUST
                                                 EQUITY       GCG TRUST      GCG TRUST     GCG TRUST   INTERNATIONAL   GCG TRUST
                                                 INCOME     FULLY MANAGED     GROWTH      HARD ASSETS     EQUITY       INVESTORS
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $2,868       $22,390       $149,234          $248       $40,696        $2,948

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          23           373         (1,690)           (3)         (479)          (25)
   Net realized gain (loss) on investments
     and capital gains distributions                    140         1,339         (7,527)          (13)       (2,919)          (25)
   Net unrealized appreciation
     (depreciation) of investments                     (210)          134        (36,688)          (25)       (6,038)         (219)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          (47)        1,846        (45,905)          (41)       (9,436)         (269)

Changes from principal transactions:
   Purchase payments                                    279         1,047          5,770            23         1,173           133
   Contract distributions and terminations             (339)       (1,278)        (4,479)           (9)       (1,344)         (349)
   Transfer payments from (to) other
     Divisions, net                                   2,957         6,015        (14,356)           69        (3,881)        1,321
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      2,897         5,784        (13,065)           83        (4,052)        1,105
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                             2,850         7,630        (58,970)           42       (13,488)          836
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       5,718        30,020         90,264           290        27,208         3,784

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (15)          (17)        (1,082)           (7)         (200)          (26)
   Net realized gain (loss) on investments
     and capital gains distributions                   (528)          810        (33,541)          (41)       (5,802)         (245)
   Net unrealized appreciation
     (depreciation) of investments                     (492)       (1,822)         8,389           (56)        1,586          (629)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,035)       (1,029)       (26,234)         (104)       (4,416)         (900)

Changes from principal transactions:
   Purchase payments                                    431         1,383          3,882            49           896           102
   Contract distributions and terminations             (231)       (1,858)        (2,955)          (34)         (935)         (344)
   Transfer payments from (to) other
     Divisions, net                                     299         5,786        (13,984)          956        (3,773)          (20)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                        499         5,311        (13,057)          971        (3,812)         (262)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                              (536)        4,282        (39,291)          867        (8,228)       (1,162)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $5,182       $34,302        $50,973        $1,157       $18,980        $2,622
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                GCG TRUST     GCG TRUST                    GCG TRUST     GCG TRUST
                                                LARGE CAP      LIMITED       GCG TRUST      MANAGED       MID-CAP      GCG TRUST
                                                  VALUE     MATURITY BOND  LIQUID ASSET     GLOBAL        GROWTH      REAL ESTATE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $3,835       $28,117        $33,989        $1,263      $290,161        $2,484

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (60)          762            820           (23)       (2,656)           84
   Net realized gain (loss) on investments
     and capital gains distributions                   (120)          297              3          (291)       (4,056)          133
   Net unrealized appreciation
     (depreciation) of investments                       (2)          985              -            73       (64,015)          (51)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                         (182)        2,044            823          (241)      (70,727)          166

Changes from principal transactions:
   Purchase payments                                    410           990         11,928           209         6,147           178
   Contract distributions and terminations             (398)       (1,805)       (66,550)          (78)       (8,115)         (155)
   Transfer payments from (to) other
     Divisions, net                                   2,108         2,215         61,522           805       (22,261)        1,041
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                      2,120         1,400          6,900           936       (24,229)        1,064
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                             1,938         3,444          7,723           695       (94,956)        1,230
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       5,773        31,561         41,712         1,958       195,205         3,714

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (68)          622           (116)          (30)       (1,911)          115
   Net realized gain (loss) on investments
     and capital gains distributions                   (409)          543              -          (428)      (24,692)           11
   Net unrealized appreciation
     (depreciation) of investments                   (1,085)          685              -           (57)      (64,615)         (438)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (1,562)        1,850           (116)         (515)      (91,218)         (312)

Changes from principal transactions:
   Purchase payments                                    421           816          4,406           168         4,034           233
   Contract distributions and terminations             (329)       (2,177)       (62,990)          (67)       (5,173)         (252)
   Transfer payments from (to) other
     Divisions, net                                     644         5,677         56,333           422       (22,703)        2,436
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                        736         4,316         (2,251)          523       (23,842)        2,417
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                              (826)        6,166         (2,367)            8      (115,060)        2,105
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $4,947       $37,727        $39,345        $1,966       $80,145        $5,819
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                              GCG TRUST                                 VAN KAMPEN       ING VP
                                                GCG TRUST     STRATEGIC      GCG TRUST     GCG TRUST    GROWTH AND     WORLDWIDE
                                                RESEARCH        EQUITY     TOTAL RETURN  VALUE EQUITY     INCOME         GROWTH
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $337,706       $12,200       $216,748        $2,762       $70,757          $231

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (3,703)         (152)         5,588           (16)         (715)           (4)
   Net realized gain (loss) on investments
     and capital gains distributions                  6,583        (4,132)         8,790           (89)         (573)          (16)
   Net unrealized appreciation
     (depreciation) of investments                  (78,089)        1,392        (16,752)         (188)       (8,307)          (49)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (75,209)       (2,892)        (2,374)         (293)       (9,595)          (69)

Changes from principal transactions:
   Purchase payments                                  5,929           693          5,429           125         2,409            60
   Contract distributions and terminations           (9,551)         (507)        (8,854)         (171)       (2,459)           (4)
   Transfer payments from (to) other
     Divisions, net                                 (31,651)         (741)        (8,509)          500        (6,624)           80
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                    (35,273)         (555)       (11,934)          454        (6,674)          136
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                          (110,482)       (3,447)       (14,308)          161       (16,269)           67
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                     227,224         8,753        202,440         2,923        54,488           298

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      (2,117)         (105)           982           (25)         (361)           (6)
   Net realized gain (loss) on investments
     and capital gains distributions                (13,577)       (1,733)         1,579          (311)       (2,005)          (18)
   Net unrealized appreciation
     (depreciation) of investments                  (40,071)         (875)       (15,660)         (246)       (6,075)          (76)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (55,765)       (2,713)       (13,099)         (582)       (8,441)         (100)

Changes from principal transactions:
   Purchase payments                                  4,048           359          4,170           129         2,145            66
   Contract distributions and terminations           (7,906)         (269)        (9,781)         (219)       (2,138)           (4)
   Transfer payments from (to) other
     Divisions, net                                 (29,335)       (1,603)       (17,680)          (22)       (6,277)           82
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                    (33,193)       (1,513)       (23,291)         (112)       (6,270)          144
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (88,958)       (4,226)       (36,390)         (694)      (14,711)           44
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $138,266        $4,527       $166,050        $2,229       $39,777          $342
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                               PIMCO
                                                                            STOCKSPLUS                 SMITH BARNEY   SMITH BARNEY
                                                GREENWICH     PIMCO HIGH    GROWTH AND    PRUDENTIAL      SELECT         SELECT
                                              APPRECIATION      YIELD         INCOME       JENNISON      BALANCED     CONSERVATIVE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $81,169        $4,359         $8,740          $183       $52,848       $11,740

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (283)          311            203            (3)        1,288           755
   Net realized gain (loss) on investments              876          (322)          (738)          (97)        2,189          (781)
     and capital gains distributions
   Net unrealized appreciation                       (5,088)           40           (558)           62        (5,398)          200
     (depreciation) of investments
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (4,495)           29         (1,093)          (38)       (1,921)          174

Changes from principal transactions:
   Purchase payments                                    755           284            301            63           207            10
   Contract distributions and terminations           (2,661)         (284)          (275)          (10)       (3,135)         (334)
   Transfer payments from (to) other
     Divisions, net                                  (3,917)           44            (35)          288         7,900       (11,590)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (5,823)           44             (9)          341         4,972       (11,914)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (10,318)           73         (1,102)          303         3,051       (11,740)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      70,851         4,432          7,638           486        55,899             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (91)          276             81            (7)        2,423             -
   Net realized gain (loss) on investments
     and capital gains distributions                    (38)         (453)        (3,361)         (106)       (1,225)            -
   Net unrealized appreciation
     (depreciation) of investments                  (12,399)           47          1,598           (41)       (5,545)            -
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (12,528)         (130)        (1,682)         (154)       (4,347)            -

Changes from principal transactions:
   Purchase payments                                    320           119            289            56           100             -
   Contract distributions and terminations           (2,933)         (241)          (248)          (21)       (2,663)            -
   Transfer payments from (to) other
     Divisions, net                                  (7,306)         (577)           467            10        (6,076)            -
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (9,919)         (699)           508            45        (8,639)            -
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (22,447)         (829)        (1,174)         (109)      (12,986)            -
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $48,404        $3,603         $6,464          $377       $42,913   $         -
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)

                                                                                                       SMITH BARNEY
                                              SMITH BARNEY   SMITH BARNEY  SMITH BARNEY                INTERNATIONAL  SMITH BARNEY
                                                 SELECT      SELECT HIGH      SELECT     SMITH BARNEY     ALL CAP      LARGE CAP
                                                 GROWTH         GROWTH        INCOME      HIGH INCOME     GROWTH         VALUE
                                              --------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $61,706       $43,287         $3,317       $16,345       $35,967       $91,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (804)        1,269            271         1,610          (396)         (102)
   Net realized gain (loss) on investments
     and capital gains distributions                    224         1,768           (353)         (884)          210         3,553
   Net unrealized appreciation
     (depreciation) of investments                   (6,185)       (8,765)           136        (1,537)      (11,179)      (12,057)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets             (6,765)       (5,728)            54          (811)      (11,365)       (8,606)
     resulting from operations

Changes from principal transactions:
   Purchase payments                                    480           385              2           117           291           789
   Contract distributions and terminations           (1,662)       (1,219)           (92)         (604)         (731)       (3,286)
   Transfer payments from (to) other
     Divisions, net                                  (4,315)       (5,115)        (3,281)         (717)       (2,158)       (4,065)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (5,497)       (5,949)        (3,371)       (1,204)       (2,598)       (6,562)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (12,262)      (11,677)        (3,317)       (2,015)      (13,963)      (15,168)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      49,444        31,610              -        14,330        22,004        76,678

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       3,639          (131)             -         2,739          (109)        1,289
   Net realized gain (loss) on investments
     and capital gains distributions                  1,256          (702)             -        (2,026)         (876)       (1,973)
   Net unrealized appreciation
     (depreciation) of investments                  (13,800)       (6,396)             -        (1,378)       (4,578)      (18,368)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       (8,905)       (7,229)             -          (665)       (5,563)      (19,052)

Changes from principal transactions:
   Purchase payments                                    294           250              -            87           131           344
   Contract distributions and terminations           (1,847)         (855)             -          (909)         (637)       (2,730)
   Transfer payments from (to) other
     Divisions, net                                  (5,775)       (4,088)             -        (1,363)       (2,376)       (7,683)
                                              --------------------------------------------------------------------------------------
   Increase (decrease) in net assets derived
     from principal transactions                     (7,328)       (4,693)             -        (2,185)       (2,882)      (10,069)
                                              --------------------------------------------------------------------------------------
Total increase (decrease)                           (16,233)      (11,922)             -        (2,850)       (8,445)      (29,121)
                                              --------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $33,211       $19,688          $   -       $11,480       $13,559       $47,557
                                              ======================================================================================

SEE ACCOMPANYING NOTES.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)


                                              SMITH BARNEY
                                              MONEY MARKET
                                              --------------

NET ASSETS AT JANUARY 1, 2001                        $9,261

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         236
   Net realized gain (loss) on investments
     and capital gains distributions                     (1)
   Net unrealized appreciation
     (depreciation) of investments                        -
                                              --------------
   Net increase (decrease) in net assets                235
     resulting from operations

Changes from principal transactions:
   Purchase payments                                   (179)
   Contract distributions and terminations          (36,467)
   Transfer payments from (to) other
     Divisions, net                                  44,792
                                              --------------
   Increase (decrease) in net assets derived
     from principal transactions                      8,146
                                              --------------
Total increase (decrease)                             8,381
                                              --------------
NET ASSETS AT DECEMBER 31, 2001                      17,642

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (71)
   Net realized gain (loss) on investments
     and capital gains distributions                      -
   Net unrealized appreciation
     (depreciation) of investments                        -
                                              --------------
   Net increase (decrease) in net assets                (71)
     resulting from operations

Changes from principal transactions:
   Purchase payments                                     34
   Contract distributions and terminations          (51,044)
   Transfer payments from (to) other
     Divisions, net                                  49,156
                                              --------------
   Increase (decrease) in net assets derived
     from principal transactions                     (1,854)
                                              --------------
Total increase (decrease)                            (1,925)
                                              --------------
NET ASSETS AT DECEMBER 31, 2002                     $15,717
                                              ==============
SEE ACCOMPANYING NOTES.


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                                       21

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2002


1. ORGANIZATION

Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Equitable Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Equitable Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Equitable Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Equitable Life.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

At December 31, 2002, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), eleven of which invest in an independently managed mutual fund portfolio and twenty-four of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

The GCG Trust:                              ING Variable Insurance Trust:
o  All Cap Series                           o  ING VP Worldwide Growth Series
o  Capital Appreciation Series              Greenwich Street Series Fund:
o  Capital Growth Series                    o  Appreciation Portfolio
o  Capital Guardian Small Cap Series        The PIMCO Variable Insurance Trust:
o  Core Bond Series                         o  PIMCO High Yield Portfolio
o  Developing World Series                  o  PIMCO StocksPLUS Growth and Income Portfolio
o  Equity Income Series                     Prudential Series Fund, Inc.:
o  Fully Managed Series                     o  Jennison Portfolio
o  Growth Series                            Smith Barney Allocation Series Inc.:
o  Hard Assets Series                       o  Smith Barney Select Balanced Portfolio
o  International Equity Series              o  Smith Barney Select Growth Portfolio
o  Investors Series                         o  Smith Barney Select High Growth Portfolio
o  Large Cap Value Series                   Travelers Series Fund Inc.:
o  Limited Maturity Bond Series             o  Smith Barney High Income Portfolio
o  Liquid Asset Series                      o  Smith Barney International All Cap Growth Portfolio
o  Managed Global Series                    o  Smith Barney Large Cap Value Portfolio
o  Mid-Cap Growth Series                    o  Smith Barney Money Market Portfolio
o  Real Estate Series
o  Research Series
o  Strategic Equity Series
o  Total Return Series
o  Value Equity Series
o  Van Kampen Growth and Income Series

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current Contractowners. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 1, 2001, Pacific Investment Manager began serving as Portfolio Manager for the Global Fixed Income Series. At that date, the name of the Global Fixed Income Series was changed to the Core Bond Series.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and
Trusts:

                 CURRENT NAME                         FORMER NAME
--------------------------------------------------------------------------------
The GCG Trust:                               The GCG Trust:
   GCG Trust Van Kampen Growth and Income       GCG Trust Rising Dividends
ING Variable Insurance Trust:                Pilgrim Variable Insurance Trust:
   ING VP Worldwide Growth                       Pilgrim Worldwide Growth

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Equitable Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Equitable Life.

VARIABLE ANNUITY RESERVES

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Equitable Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




3. CHARGES AND FEES (CONTINUED)

ANNUAL CONTRACT CHARGES

An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES

A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, Equitable Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to The GCG Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.53% to 1.75% of the average net assets of each respective Series. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VP Worldwide Growth Portfolio.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                           YEAR ENDED DECEMBER 31
                                                                        2002                     2001
                                                              --------------------------------------------------
                                                               PURCHASES      SALES     PURCHASES      SALES
                                                              --------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
  The GCG Trust:
     All Cap                                                       $ 2,753     $ 3,191       $6,067      $2,652
     Capital Appreciation                                            1,013       1,497        3,064       3,950
     Capital Growth                                                  3,953      13,973        6,575      18,381
     Capital Guardian Small Cap                                      3,660       5,815        7,404       9,146
     Core Bond                                                       6,924       3,338        1,092       1,149
     Developing World                                                1,403       1,536        1,123       1,346
     Equity Income                                                   5,072       4,560        8,280       5,257
     Fully Managed                                                  14,097       8,407       18,532      11,887
     Growth                                                          8,055      22,144       40,269      54,933
     Hard Assets                                                     2,275       1,310          215         135
     International Equity                                            1,442       5,442        6,564      11,090
     Investors                                                         639         924        1,847         764
     Large Cap Value                                                 2,061       1,386        3,554       1,492
     Limited Maturity Bond                                          14,426       9,400       15,339      13,178
     Liquid Asset                                                   41,782      44,134       93,492      85,769
     Managed Global                                                    964         471        1,282         370
     Mid-Cap Growth                                                  2,594      28,268        9,558      36,159
     Real Estate                                                     5,314       2,711        4,019       2,824
     Research                                                        1,130      36,331       10,004      43,088
     Strategic Equity                                                1,289       2,901        6,721       7,362
     Total Return                                                    7,626      29,772       21,204      23,295
     Value Equity                                                    1,333       1,461        2,954       2,479
     Van Kampen Growth and Income                                    2,413       9,013        4,096      10,855
  ING Variable Insurance Trust:
     ING VP Worldwide Growth                                           164          26          180          48
  Greenwich Street Series Fund:
     Appreciation                                                    2,645      12,629        3,206       9,310
  The PIMCO Variable Insurance Trust:
     PIMCO High  Yield                                               3,695       4,118        4,270       3,912
     PIMCO StocksPLUS Growth and Income                              6,130       5,534        2,231       2,034
  Prudential Series Fund, Inc.:
     Jennison                                                          552         512          639         299



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31
                                                                        2002                     2001
                                                              --------------------------------------------------
                                                               PURCHASES      SALES     PURCHASES      SALES
                                                              --------------------------------------------------
  Smith Barney Allocation Series, Inc.:
     Smith Barney Select Balanced                                  $ 3,714     $ 9,912     $ 19,644    $ 11,626
     Smith Barney Select Conservative                                    -           -        1,172      12,249
     Smith Barney Select Growth                                      7,166       8,557          867       7,167
     Smith Barney Select High Growth                                   433       5,228        3,648       6,643
     Smith Barney Select Income                                          -           -          396       3,495
  Travelers Series Fund Inc.:
     Smith Barney High Income                                        3,511       2,951        2,650       2,244
     Smith Barney International All Cap Growth                         293       3,275          350       3,342
     Smith Barney Large Cap Value                                    3,338      12,092        5,663       9,436
     Smith Barney Money Market                                      11,867      13,787       15,942       7,561



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                 YEAR ENDED DECEMBER 31
                                                       2002                                  2001
                                       ----------------------------------------------------------------------------
                                                                   NET                                    NET
                                          UNITS       UNITS      INCREASE       UNITS       UNITS       INCREASE
                                         ISSUED     REDEEMED    (DECREASE)     ISSUED      REDEEMED    (DECREASE)
                                       ----------------------------------------------------------------------------
The GCG Trust:
   All Cap                                265,309     327,805      (62,496)     508,907     233,125      275,782
   Capital Appreciation                    61,803      87,473      (25,670)     138,234     173,539      (35,305)
   Capital Growth                         349,176   1,171,605     (822,429)     442,956   1,179,222     (736,266)
   Capital Guardian Small Cap             225,087     373,098     (148,011)     403,233     503,552     (100,319)
   Core Bond                              545,943     267,251      278,692       92,203      92,400         (197)
   Developing World                       200,945     225,545      (24,600)     137,981     182,355      (44,374)
   Equity Income                          221,863     207,628       14,235      340,416     221,047      119,369
   Fully Managed                          461,110     297,566      163,544      640,751     436,753      203,998
   Growth                                 650,516   1,761,290   (1,110,774)   2,303,965   3,121,541     (817,576)
   Hard Assets                            147,672      85,752       61,920       14,342       8,943        5,399
   International Equity                   170,710     658,668     (487,958)     649,759   1,087,566     (437,807)
   Investors                               71,254     102,126      (30,872)     161,945      67,731       94,214
   Large Cap Value                        247,586     166,277       81,309      359,051     146,611      212,440
   Limited Maturity Bond                  684,183     467,777      216,406      771,006     698,209       72,797
   Liquid Asset                         2,615,374   2,763,369     (147,995)   5,883,067   5,447,155      435,912
   Managed Global                          63,638      32,678       30,960       68,425      19,254       49,171
   Mid-Cap Growth                         137,112   1,277,646   (1,140,534)     255,083     987,244     (732,161)
   Real Estate                            172,564      95,809       76,755      141,382     103,879       37,503
   Research                                27,412   2,005,941   (1,978,529)     178,427   1,855,638   (1,677,211)
   Strategic Equity                       107,789     245,707     (137,918)     435,524     485,008      (49,484)
   Total Return                           202,289   1,410,676   (1,208,387)     448,629   1,047,755     (599,126)
   Value Equity                            79,111      89,810      (10,699)     152,529     135,038       17,491
   Van Kampen Growth & Income             108,977     437,940     (328,963)     157,825     478,245     (320,420)
INV Variable Insurance Trust:
   ING VP Worldwide Growth                 27,714       4,637       23,077       22,428       6,357       16,071
 Greenwich Street Series Fund:
   Appreciation Division                  132,530     793,905     (661,375)     149,551     500,789     (351,238)
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                       343,918     416,419      (72,501)     387,179     383,913        3,266
   PIMCO StocksPLUS Growth & Income       701,340     644,465       56,875      188,980     188,022          958
Prudential Series Fund, Inc.:
   Jennison Division                      114,503     103,044       11,459      101,174      47,475       53,699
Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced            48,699     783,729     (735,030)   1,209,063     854,388      354,675
   Smith Barney Select Conservative             -           -            -       30,806     989,701     (958,895)
   Smith Barney Select Growth              67,531     767,284     (699,753)      79,962     537,601     (457,639)
   Smith Barney Select High Growth         21,739     462,895     (441,156)      16,601     499,274     (482,673)
   Smith Barney Select Income                   -           -            -        9,345     293,738     (284,393)



                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  CHANGES IN UNITS (CONTINUED)

                                                                 YEAR ENDED DECEMBER 31
                                                       2002                                  2001
                                       ----------------------------------------------------------------------------
                                                                    NET                                    NET
                                          UNITS       UNITS       INCREASE       UNITS       UNITS      INCREASE
                                         ISSUED      REDEEMED    (DECREASE)     ISSUED      REDEEMED   (DECREASE)
                                       ----------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                53,947     247,758      (193,811)      68,366     168,263     (99,897)
   Smith Barney International All Cap
      Growth                               13,100     302,490      (289,390)      27,641     227,262    (199,621)
   Smith Barney Large Cap Value            76,669     701,217      (624,548)      93,042     431,348    (338,306)
   Smith Barney Money Market              934,525   1,086,339      (151,814)   1,247,954     595,925     652,029





                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST:
All Cap
    2002                                                  515             $ 8.55                $4,399
    2001                                                  577             $11.65                 6,728
    2000                                                  302             $11.59                 3,498

Capital Appreciation
    2002                                                  236             $15.06                 3,558
    2001                                                  262             $21.60                 5,662
    2000                                                  297             $25.17                 7,486

Capital Growth
    2002                                                3,960             $10.10                39,965
    2001                                                4,782             $14.64                70,000
    2000                                                5,512             $17.21                94,977

Capital Guardian Small Cap
    2002                                                1,562             $13.14                20,507
    2001                                                1,710             $17.87                30,560
    2000                                                1,810             $18.40                33,305

Core Bond
    2002                                                  873             $12.71                11,090
    2001                                                  594             $11.86                 7,046
    2000                                                  594             $11.74                 6,976


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Developing World
    2002                                                  307            $  6.23               $ 1,908
    2001                                                  331            $  7.08                 2,345
    2000                                                  376            $  7.58                 2,848

Equity Income
    2002                                                  254             $20.45                 5,182
    2001                                                  239             $23.90                 5,718
    2000                                                  120             $23.91                 2,868

Fully Managed
    2002                                                1,228             $27.96                34,302
    2001                                                1,064             $28.22                30,020
    2000                                                  860             $26.04                22,390

Growth
    2002                                                4,850             $10.52                50,973
    2001                                                5,961             $15.14                90,264
    2000                                                6,778             $22.02               149,234

Hard Assets
    2002                                                   82             $14.05                 1,157
    2001                                                   20             $14.15                   290
    2000                                                   15             $16.32                   248

International Equity
    2002                                                2,653            $  7.16                18,980
    2001                                                3,141            $  8.66                27,208
    2000                                                3,579             $11.37                40,696


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Investors
    2002                                                  325            $  8.07               $ 2,622
    2001                                                  356             $10.63                 3,784
    2000                                                  262             $11.26                 2,948

Large Cap Value
    2002                                                  657              $7.53                 4,947
    2001                                                  576             $10.02                 5,773
    2000                                                  364             $10.55                 3,835

Limited Maturity Bond
    2002                                                1,872             $20.16                37,727
    2001                                                1,656             $19.06                31,561
    2000                                                1,583             $17.76                28,117

Liquid Asset
    2002                                                2,485             $15.84                39,345
    2001                                                2,633             $15.84                41,712
    2000                                                2,197             $15.47                33,989

Managed Global
    2002                                                  143             $13.80                 1,966
    2001                                                  112             $17.53                 1,958
    2000                                                   63             $20.19                 1,263

Mid-Cap Growth
    2002                                                4,998             $16.05                80,145
    2001                                                6,138             $31.80               195,205
    2000                                                6,870             $42.23               290,161


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

THE GCG TRUST (CONTINUED):
Real Estate
    2002                                                  208             $28.06               $ 5,819
    2001                                                  131             $28.40                 3,714
    2000                                                   93             $26.64                 2,484

Research
    2002                                                9,139             $15.14               138,266
    2001                                               11,118             $20.44               227,224
    2000                                               12,795             $26.39               337,706

Strategic Equity
    2002                                                  457            $  9.91                 4,527
    2001                                                  595             $14.71                 8,753
    2000                                                  645             $18.92                12,200

Total Return
    2002                                                8,640             $19.23               166,050
    2001                                                9,848             $20.56               202,440
    2000                                               10,447             $20.75               216,748

Value Equity
    2002                                                  149             $15.00                 2,229
    2001                                                  159             $18.34                 2,923
    2000                                                  142             $19.46                 2,762

Van Kampen Growth and Income
    2002                                                2,188             $18.19                39,777
    2001                                                2,517             $21.65                54,488
    2000                                                2,838             $24.94                70,757


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
    2002                                                   66            $  5.21                 $ 342
    2001                                                   43            $  7.01                   298
    2000                                                   26            $  8.75                   231

GREENWICH STREET SERIES FUND:
Appreciation
    2002                                                3,489             $13.88                48,404
    2001                                                4,151             $17.07                70,851
    2000                                                4,501             $18.03                81,169

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
    2002                                                  366            $  9.84                 3,603
    2001                                                  439             $10.10                 4,432
    2000                                                  436             $10.01                 4,359

PIMCO StocksPLUS Growth and Income
    2002                                                  803            $  8.05                 6,464
    2001                                                  747             $10.23                 7,638
    2000                                                  746             $11.72                 8,740

PRUDENTIAL SERIES FUND, INC.:
Jennison
    2002                                                   89            $  4.27                   377
    2001                                                   77            $  6.31                   486
    2000                                                   23            $  7.85                   183


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
    2002                                                3,660             $11.73               $42,913
    2001                                                4,395             $12.72                55,899
    2000                                                4,040             $13.08                52,848

Smith Barney Select Growth
    2002                                                3,472            $  9.57                33,211
    2001                                                4,172             $11.85                49,444
    2000                                                4,630             $13.33                61,706

Smith Barney Select High Growth
    2002                                                2,139            $  9.21                19,688
    2001                                                2,581             $12.25                31,610
    2000                                                3,063             $14.13                43,287

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
    2002                                                1,018             $11.28                11,480
    2001                                                1,212             $11.82                14,330
    2000                                                1,312             $12.46                16,345

Smith Barney International All Cap Growth
    2002                                                1,538            $  8.82                13,559
    2001                                                1,828             $12.04                22,004
    2000                                                2,027             $17.74                35,967


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      UNITS                                 NET ASSETS
DIVISION                                              (000S)        UNIT FAIR VALUE           (000S)
------------------------------------------------   -------------  --------------------  --------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
    2002                                                3,377             $14.09               $47,557
    2001                                                4,002             $19.16                76,678
    2000                                                4,340             $21.16                91,846





Smith Barney Money Market
    2002                                                1,255             $12.53                15,717
    2001                                                1,407             $12.54                17,642
    2000                                                  754             $12.27                 9,261


                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST:
All Cap
    2002                                                  0.19%                 1.40%                  -26.61%
    2001                                                  1.17%                 1.40%                    0.52%
    2000                                                     *                    *                          *

Capital Appreciation
    2002                                                  0.12%                 1.40%                  -30.28%
    2001                                                  0.07%                 1.40%                  -14.18%
    2000                                                     *                    *                          *

Capital Growth
    2002                                                     -                  1.40%                  -31.01%
    2001                                                     -                  1.40%                  -14.93%
    2000                                                     *                    *                          *

Capital Guardian Small Cap
    2002                                                  0.12%                 1.40%                  -26.47%
    2001                                                  0.11%                 1.40%                   -2.88%
    2000                                                     *                    *                          *

Core Bond
    2002                                                  2.81%                 1.40%                    7.17%
    2001                                                  0.24%                 1.40%                    1.02%
    2000                                                     *                    *                          *

                                       37a

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Developing World
    2002                                                   -                    1.40%                  -12.01%
    2001                                                0.98%                   1.40%                   -6.60%
    2000                                                   *                      *                          *

Equity Income
    2002                                                1.32%                   1.40%                  -14.44%
    2001                                                1.98%                   1.40%                   -0.04%
    2000                                                   *                      *                          *

Fully Managed
    2002                                                1.51%                   1.40%                   -0.92%
    2001                                                2.92%                   1.40%                    8.37%
    2000                                                   *                      *                          *

Growth
    2002                                                   -                    1.40%                  -30.52%
    2001                                                   -                    1.40%                  -31.24%
    2000                                                   *                      *                          *

Hard Assets
    2002                                                0.79%                   1.40%                   -0.71%
    2001                                                   -                    1.40%                  -13.30%
    2000                                                   *                      *                          *

International Equity
    2002                                                0.72%                   1.40%                  -17.32%
    2001                                                   -                    1.40%                  -23.83%
    2000                                                   *                      *                          *

                                      37b

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Investors
    2002                                                0.71%                   1.40%                 -24.08%
    2001                                                0.81%                   1.40%                  -5.60%
    2000                                                   *                      *                         *

Large Cap Value
    2002                                                0.22%                   1.40%                 -24.85%
    2001                                                0.20%                   1.40%                  -5.02%
    2000                                                   *                      *                         *

Limited Maturity Bond
    2002                                                3.35%                   1.40%                   5.77%
    2001                                                3.96%                   1.40%                   7.32%
    2000                                                   *                      *                         *

Liquid Asset
    2002                                                1.43%                   1.40%                   0.00%
    2001                                                3.68%                   1.40%                   2.39%
    2000                                                   *                      *                         *

Managed Global
    2002                                                0.13%                   1.40%                 -21.28%
    2001                                                0.14%                   1.40%                 -13.17%
    2000                                                   *                      *                         *

Mid-Cap Growth
    2002                                                   -                    1.40%                 -49.53%
    2001                                                0.34%                   1.40%                 -24.70%
    2000                                                   *                      *                         *

                                      37c

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

THE GCG TRUST (CONTINUED):
Real Estate
    2002                                                3.78%                   1.40%                   -1.20%
    2001                                                4.13%                   1.40%                    6.61%
    2000                                                   *                      *                         *

Research
    2002                                                0.40%                   1.40%                  -25.93%
    2001                                                0.11%                   1.40%                  -22.55%
    2000                                                   *                      *                          *

Strategic Equity
    2002                                                   -                    1.40%                  -32.63%
    2001                                                   -                    1.40%                  -22.25%
    2000                                                   *                      *                          *

Total Return
    2002                                                2.08%                   1.40%                   -6.47%
    2001                                                4.16%                   1.40%                   -0.92%
    2000                                                   *                      *                          *

Value Equity
    2002                                                0.63%                   1.40%                  -18.21%
    2001                                                0.87%                   1.40%                   -5.76%
    2000                                                   *                      *                          *

Van Kampen Growth and Income
    2002                                                0.82%                   1.40%                  -15.98%
    2001                                                0.28%                   1.40%                  -13.19%
    2000                                                   *                      *                          *


                                      37d

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
    2002                                                0.02%                   1.40%                  -25.68%
    2001                                                   -                    1.40%                  -19.89%
    2000                                                   *                      *                          *

GREENWICH STREET SERIES FUND:
Appreciation
    2002                                                1.39%                   1.40%                  -18.69%
    2001                                                1.10%                   1.40%                   -5.32%
    2000                                                   *                      *                          *

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
    2002                                                8.19%                   1.40%                   -2.57%
    2001                                                7.88%                   1.40%                    0.90%
    2000                                                   *                      *                          *

PIMCO StocksPLUS Growth and Income
    2002                                                2.78%                   1.40%                  -21.31%
    2001                                                4.18%                   1.40%                  -12.71%
    2000                                                   *                      *                          *

PRUDENTIAL SERIES FUND, INC.:
Jennison
    2002                                                   -                    1.40%                  -32.33%
    2001                                                   -                    1.40%                  -19.62%
    2000                                                   *                      *                          *


                                      37e

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
    2002                                                6.43%                   1.40%                  -7.78%
    2001                                                3.72%                   1.40%                  -2.75%
    2000                                                   *                      *                         *

Smith Barney Select Growth
    2002                                               10.53%                   1.40%                 -19.24%
    2001                                                   -                    1.40%                 -11.10%
    2000                                                   *                      *                         *

Smith Barney Select High Growth
    2002                                                1.07%                   1.40%                 -24.82%
    2001                                                5.05%                   1.40%                 -31.31%
    2000                                                   *                      *                         *

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
    2002                                               22.93%                   1.40%                  -4.57%
    2001                                               11.77%                   1.40%                  -5.14%
    2000                                                   *                      *                         *

Smith Barney International All Cap Growth
    2002                                                0.92%                   1.40%                 -26.74%
    2001                                                   -                    1.40%                 -32.13%
    2000                                                   *                      *                         *


                                      37f

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)



7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                     INVESTMENT                EXPENSE
DIVISION                                            INCOME RATIO                RATIO                TOTAL RETURN
------------------------------------------------  -----------------    ------------------------   -------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
    2002                                                3.64%                   1.40%                 -26.46%
    2001                                                1.36%                   1.40%                  -9.45%
    2000                                                   *                      *                         *

Smith Barney Money Market
    2002                                                1.26%                   1.40%                  -0.08%
    2001                                                3.32%                   1.40%                   2.20%
    2000                                                   *                      *                         *

* Not provided for 2000.


                                      37g

                                     PART C
                                OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS

The following audited statutory basis financial statements of the Company for the years ended December 31, 2002 and 2001 (as well as the independent auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements - Statutory Basis:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets - Statutory Basis, as of December 31, 2002 and 2001.

     3. Statements of Operations - Statutory Basis, for the years ended December 31, 2002 and 2001.

     4. Statements of Changes in Capital and Surplus - Statutory Basis, for the years ended December 31, 2002 and 2001.

     5. Statements of Cash Flows - Statutory Basis, for the years ended December 31, 2002 and 2001.

     6.  Notes to Financial  Statements.


The following financial statements of the Separate Account (as well as the independent auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Report of Independent Auditors

     2.  Statement of Assets and Liabilities as of December 31, 2002

     3.  Statement of Operations for the year ended December 31, 2002

     4.  Statements of Changes in Net Assets for the years ended
          December 31, 2002 and 2001.

     5.  Notes to Financial Statements.

B.      EXHIBITS

1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account. (2)

2.   Not Applicable.

3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc. (2)

4.(i)Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)
(ii) Individual Retirement Annuity Rider
(iii)Roth Retirement Annuity Rider
(iv) Simple Retirement Annuity Rider
(v)  403(b) Rider

5.   Application Form. (5)

6.(i)Copy of Restated Articles of Incorporation of the Company. (1)
 (ii)Copy of the Restated Bylaws of the Company. (1)

7.   Not Applicable.

8.(i)Form of Fund Participation Agreement between the Company and Smith
     Barney/Travelers Series Fund, Inc. (1)

(ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust. (3)
(iii)Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (5)
(iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. (5)
(v) Participation Agreement between Golden American and Prudential Series Fund, Inc. (6)
(vi) Participation Agreement between Golden American and ING Variable Insurance Trust. (6)

9.   Opinion and Consent of Counsel.

10. (a) Consent of Ernst & Young LLP, Independent Auditors.

11. Not Applicable.

12.(i)Agreement Governing Initial Contribution to Equi-Select Series Trust by
     Equitable Life Insurance Company of Iowa dated September 15, 1994. (2)
(ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.(2)
(iii)Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996. (2)
(iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996. (2)

13. Performance Calculation Information
(i)  SEC Standard Total Return Calculations for Money Market SubAccounts (4)
(ii) Nonstandard Total Return Calculations (4)
(iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market SubAccounts (3)

14. Not applicable

15. Powers of Attorney (7)

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 as filed electronically on May 3, 1999.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed electronically on April 28, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            Principal                  Position(s)
Name                     Business Address              with Depositor
----                     ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Chief Financial Officer,
                       20 Washington Avenue South    Vice President
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Equitable Life Insurance Company of Iowa is a wholly-owned subsidiary of Lion Connecticut Holdings Inc., a Connecticut corporation, pursuant to the merger of Equitable of Iowa Companies, Inc. into Lion Connecticut Holdings Inc.

All of the Company's outstanding stock is ultimately owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM  27.  NUMBER OF CONTRACT OWNERS

There are 20,952 qualified contract owners and 19,336 non-qualified contract owners as of March 31, 2003.

ITEM  28.  INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section  1.
In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section  2.
A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section 490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The Restated Bylaws of the Company (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

(a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company and ING Americas, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and 5780 Powers Ferry Road, N.W., Atlanta, GA.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 17th day of April, 2002.



                                     SEPARATE ACCOUNT A
                                      (Registrant)

                                By:  EQUITABLE LIFE INSURANCE
                                     COMPANY OF IOWA
                                     (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                            INDEX TO EXHIBITS

EXHIBIT                                                          PAGE
-------                                                          ----
4(ii) Individual Retirement Annuity Rider                        EX-99.B4II

4(iii)Roth Retirement Annuity Rider                              EX-99.B4III

4(iv) Simple Retirement Annuity Rider                            EX-99.B4IV

4(v)  403(b) Rider                                               EX-99.B4V

9     Opinion and Consent of Counsel                             EX-99.B9

10(a) Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10A